UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

File No. 033-11495
File No. 811-04989

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 48	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 49

(Check appropriate box or boxes.)

VOYAGEUR MUTUAL FUNDS II
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	December 30, 2014

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 48 to Registration File No. 033-11495 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Prospectus (1)

4.	Part B - Statement of Additional Information (1)

5.	Part C - Other Information (1)

6.	Signatures

7.	Exhibits

This Post-Effective Amendment relates only to the Class A, Class C and Institutional Class shares of the Registrant's one series, Delaware Tax-Free Colorado Fund.

(1)	This Post-Effective Amendment contains a Prospectus and Statement of Additional Information for six registrants (each of which offers its shares in one or more series). A separate post-effective amendment, which includes the common Prospectus and Statement of Additional Information and its own Part C, is being filed for each of the other five registrants.

The Prospectus and Statement of Additional Information contained in this Post-Effective Amendment relate to the Class A, Class C and Institutional Class shares of the Registrant's one series, Delaware Tax-Free Colorado Fund. The Prospectus and Statement of Additional Information also relate to the Delaware Tax-Free Arizona Fund series of Voyageur Insured Funds; Delaware Tax-Free Minnesota Intermediate Fund series of Voyageur Intermediate Tax Free Funds; Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund series of Voyageur Mutual Funds; Delaware Tax-Free Minnesota Fund series of Voyageur Tax Free Funds; and Delaware Tax-Free Pennsylvania Fund series of Delaware Group State Tax-Free Income Trust. The Part C contained in this Post-Effective Amendment relates only to the Registrant's one series. Separate post-effective amendments which include the Prospectus and Statement of Additional Information as they relate to the series of the other registrants as well as their own Part C are being filed for Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Tax Free Funds and Delaware Group State Tax-Free Income Trust.

Prospectus

Fixed income mutual funds

Fixed income mutual funds

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December 30, 2014

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Nasdaq ticker symbols
	Class A	Class C	Inst. Class
Delaware Tax-Free Arizona Fund	VAZIX	DVACX	DAZIX
Delaware Tax-Free California Fund	DVTAX	DVFTX	DCTIX
Delaware Tax-Free Colorado Fund	VCTFX	DVCTX	DCOIX
Delaware Tax-Free Idaho Fund	VIDAX	DVICX	DTIDX
Delaware Tax-Free New York Fund	FTNYX	DVFNX	DTNIX
Delaware Tax-Free Pennsylvania Fund	DELIX	DPTCX	DTPIX
Delaware Tax-Free Minnesota Fund	DEFFX	DMOCX	DMNIX
Delaware Tax-Free Minnesota Intermediate Fund	DXCCX	DVSCX	DMIIX
Delaware Minnesota High-Yield Municipal Bond Fund	DVMHX	DVMMX	DMHIX
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The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit delawareinvestments.com/edelivery.

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Fund summaries

Delaware Tax-Free Arizona Fund

What is the Fund's investment objective?

Delaware Tax-Free Arizona Fund seeks as high a level of current income exempt from federal income tax and from the Arizona state personal income tax as is consistent with preservation of capital.

What are the Fund's fees and expenses?

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The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

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Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.21%	0.21%	0.21%
Total annual fund operating expenses	0.96%	1.71%	0.71%
Fee waivers and expense reimbursements	(0.12%) [2]	(0.12%) [2]	(0.12%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.84%	1.59%	0.59%
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1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
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2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund's average daily net assets from Dec. 29, 2014 through Dec. 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		(if not redeemed)
Class	A	C	C	Inst.
1 year	$532	$162	$262	$60
3 years	$731	$527	$527	$215
5 years	$946	$917	$917	$383
10 years	$1,565	$2,009	$2,009	$871
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Portfolio turnover

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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

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What are the Fund's principal investment strategies?

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Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Arizona state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

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Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations may also include securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the U.S. Virgin Islands) to the extent that these securities are also exempt from federal income tax and Arizona state personal income taxes. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

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What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

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High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.

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Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

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Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.

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Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

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Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

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How has Delaware Tax-Free Arizona Fund performed?

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The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

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Year-by-year total return (Class A)

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As of Sept. 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 9.13%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.33% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -4.98% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

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Average annual total returns for periods ended December 31, 2013

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	1 year	5 years	10 years or lifetime
Class A return before taxes	-9.61%	4.36%	3.14%
Class A return after taxes on distributions	-9.67%	4.31%	3.12%
Class A return after taxes on distributions and sale of Fund shares	-3.83%	4.35%	3.34%
Class C return before taxes	-6.94%	4.53%	2.84%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/13)*	—	—	0.09%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	5.89%	4.29%
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* Institutional Class shares commenced operations on Dec. 31, 2013. The returns shown have not been annualized.

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After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

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For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

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Tax information

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The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of Arizona. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

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Payments to broker/dealers and other financial intermediaries

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If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free California Fund

What is the Fund's investment objective?

Delaware Tax-Free California Fund seeks as high a level of current income exempt from federal income tax and from the California state personal income tax as is consistent with preservation of capital.

What are the Fund's fees and expenses?


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

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Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.20%	0.20%	0.20%
Total annual fund operating expenses	1.00%	1.75%	0.75%
Fee waivers and expense reimbursements	(0.18%) [2]	(0.18%) [2]	(0.18%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.82%	1.57%	0.57%
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1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.57% of the Fund's average daily net assets from Dec. 29, 2014 through Dec. 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		(if not redeemed)
Class	A	C	C	Inst.
1 year	$530	$160	$260	$58
3 years	$737	$534	$534	$222
5 years	$961	$932	$932	$399
10 years	$1,604	$2,048	$2,048	$913
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Portfolio turnover

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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

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What are the Fund's principal investment strategies?

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Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

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Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations may also include securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the U.S. Virgin Islands) to the extent that these securities are also exempt from federal income tax and California state personal income taxes. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.


What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

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High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.


Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.


Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.


Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

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Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.


How has Delaware Tax-Free California Fund performed?

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The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

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Year-by-year total return (Class A)

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As of Sept. 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 10.29%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 12.14% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -5.79% for the quarter ended
Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

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Average annual total returns for periods ended December 31, 2013

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	1 year	5 years	10 years or lifetime
Class A return before taxes	-9.30%	6.42%	3.95%
Class A return after taxes on distributions	-9.30%	6.42%	3.95%
Class A return after taxes on distributions and sale of Fund shares	-3.79%	6.01%	3.99%
Class C return before taxes	-6.64%	6.62%	3.66%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/13)*	—	—	0.09%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	5.89%	4.29%
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* Institutional Class shares commenced operations on Dec. 31, 2013. The returns shown have not been annualized.


After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.


For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.


Tax information

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The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of California. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.


Payments to broker/dealers and other financial intermediaries


If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Colorado Fund

What is the Fund's investment objective?

Delaware Tax-Free Colorado Fund seeks as high a level of current income exempt from federal income tax and from the personal income tax in Colorado as is consistent with preservation of capital.

What are the Fund's fees and expenses?


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.17%	0.17%	0.17%
Total annual fund operating expenses	0.97%	1.72%	0.72%
Fee waivers and expense reimbursements	(0.13%) [2]	(0.13%) [2]	(0.13%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.84%	1.59%	0.59%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund's average daily net assets from Dec. 29, 2014 through Dec. 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst
1 year	$532	$162	$262	$60
3 years	$733	$529	$529	$217
5 years	$950	$921	$921	$388
10 years	$1,575	$2,019	$2,019	$882

Portfolio turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.


What are the Fund's principal investment strategies?


Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Colorado state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.


Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations may also include securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the U.S. Virgin Islands) to the extent that these securities are also exempt from federal income tax and Colorado state personal income taxes. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.


What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.


High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.


Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.


Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.


Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.


Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.


Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.


How has Delaware Tax-Free Colorado Fund performed?


The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.


Year-by-year total return (Class A)



As of Sept. 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 9.72%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.43% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -4.97% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.


Average annual total returns for periods ended December 31, 2013

	1 year	5 years	10 years or lifetime
Class A return before taxes	-9.67%	4.57%	3.28%
Class A return after taxes on distributions	-9.67%	4.57%	3.28%
Class A return after taxes on distributions and sale of Fund shares	-4.00%	4.51%	3.47%
Class C return before taxes	-6.98%	4.76%	2.99%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/13)*	—	—	0.09%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	5.89%	4.29%

* Institutional Class shares commenced operations on Dec. 31, 2013. The returns shown have not been annualized.


After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.


For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.


Tax information


The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of Colorado. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.


Payments to broker/dealers and other financial intermediaries


If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Idaho Fund

What is the Fund's investment objective?

Delaware Tax-Free Idaho Fund seeks as high a level of current income exempt from federal income tax and from Idaho personal income taxes as is consistent with preservation of capital.

What are the Fund's fees and expenses?


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.19%	0.19%	0.19%
Total annual fund operating expenses	0.99%	1.74%	0.74%
Fee waivers and expense reimbursements	(0.13%) [2]	(0.13%) [2]	(0.13%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%	1.61%	0.61%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.61% of the Fund's average daily net assets from Dec. 29, 2014 through Dec. 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst.
1 year	$534	$164	$264	$62
3 years	$739	$535	$535	$223
5 years	$960	$932	$932	$399
10 years	$1,597	$2,041	$2,041	$906

Portfolio turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.


What are the Fund's principal investment strategies?


Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Idaho state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.


Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations may also include securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the U.S. Virgin Islands) to the extent that these securities are also exempt from federal income tax and Idaho state personal income taxes. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.


What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.


High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.


Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.


Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.


Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.


Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.


Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.


How has Delaware Tax-Free Idaho Fund performed?


The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.


Year-by-year total return (Class A)



As of Sept. 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 6.76%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 7.07% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -4.60% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.


Average annual total returns for periods ended December 31, 2013

	1 year	5 years	10 years or lifetime
Class A return before taxes	-9.45%	3.60%	3.01%
Class A return after taxes on distributions	-9.45%	3.59%	3.01%
Class A return after taxes on distributions and sale of Fund shares	-3.94%	3.67%	3.19%
Class C return before taxes	-6.81%	3.75%	2.71%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/13)*	—	—	0.09%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	5.89%	4.29%

* Institutional Class shares commenced operations on Dec. 31, 2013. The returns shown have not been annualized.


After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.


For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.


Tax information


The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of Idaho. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.


Payments to broker/dealers and other financial intermediaries


If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free New York Fund

What is the Fund's investment objective?

Delaware Tax-Free New York Fund seeks as high a level of current income exempt from federal income tax and from New York state personal income taxes as is consistent with preservation of capital.

What are the Fund's fees and expenses?


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.06%	1.81%	0.81%
Fee waivers and expense reimbursements	(0.26%) [2]	(0.26%) [2]	(0.26%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%	1.55%	0.55%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund's average daily net assets from Dec. 29, 2014 through Dec. 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst.
1 year	$528	$158	$258	$56
3 years	$747	$544	$544	$233
5 years	$984	$956	$956	$424
10 years	$1,663	$2,105	$2,105	$977

Portfolio turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.


What are the Fund's principal investment strategies?


Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.


Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations may also include securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the U.S. Virgin Islands) to the extent that these securities are also exempt from federal income tax and New York state personal income taxes. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.


What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

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High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.

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Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

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Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.

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Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

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Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

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How has Delaware Tax-Free New York Fund performed?

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The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

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Year-by-year total return (Class A)

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As of Sept. 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 9.66%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.61% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -5.10% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

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Average annual total returns for periods ended December 31, 2013

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	1 year	5 years	10 years or lifetime
Class A return before taxes	-9.77%	4.98%	3.77%
Class A return after taxes on distributions	-9.77%	4.97%	3.77%
Class A return after taxes on distributions and sale of Fund shares	-4.24%	4.76%	3.82%
Class C return before taxes	-7.09%	5.17%	3.47%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/13)*	—	—	0.09%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	5.89%	4.29%
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* Institutional Class shares commenced operations on Dec. 31, 2013. The returns shown have not been annualized.

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After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

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For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

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Tax information

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The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of New York. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

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Payments to broker/dealers and other financial intermediaries

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If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Pennsylvania Fund

What is the Fund's investment objective?

Delaware Tax-Free Pennsylvania Fund seeks as high a level of current income exempt from federal income tax and from Pennsylvania state personal income tax as is consistent with preservation of capital.

What are the Fund's fees and expenses?

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The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

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Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.24%	1.00%	none
Other expenses	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.95%	1.71%	0.71%
Fee waivers and expense reimbursements	(0.07%)[2]	(0.07%)[2]	(0.07%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%	1.64%	0.64%
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1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
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2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund's average daily net assets from Dec. 29, 2014 through Dec. 29, 2015.   These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The Fund's Class A shares also are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		(if not redeemed)
Class	A	C	C	Inst.
1 year	$536	$167	$267	$65
3 years	$732	$532	$532	$220
5 years	$945	$922	$922	$388
10 years	$1,558	$2,014	$2,014	$876
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Portfolio turnover

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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

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What are the Fund's principal investment strategies?

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Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that provide income that is exempt from federal income tax, including the federal alternative minimum tax, and the personal income taxes of the Commonwealth of Pennsylvania. This is a fundamental investment policy that may not be changed without prior shareholder approval.

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Municipal debt obligations are securities issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations may also include securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the U.S. Virgin Islands) to the extent that these securities are also exempt from federal income tax and the personal income taxes of the Commonwealth of Pennsylvania. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

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What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

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High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.

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Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

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Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.

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Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

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Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.


How has Delaware Tax-Free Pennsylvania Fund performed?

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The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

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Year-by-year total return (Class A)

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As of Sept. 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 9.31%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.45% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -4.75% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

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Average annual total returns for periods ended December 31, 2013

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	1 year	5 years	10 years or lifetime
Class A return before taxes	-9.11%	5.18%	3.46%
Class A return after taxes on distributions	-9.15%	5.10%	3.42%
Class A return after taxes on distributionsand sale of Fund shares	-3.65%	5.04%	3.63%
Class C return before taxes	-6.40%	5.39%	3.15%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/13)*	—	—	0.13%
Barclays Municipal Bond Index (reflectsno deduction for fees, expenses, or taxes)	-2.55%	5.89%	4.29%
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* Institutional Class shares commenced operations on Dec. 31, 2013. The returns shown have not been annualized.

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After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

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For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

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Tax information

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The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of the Commonwealth of Pennsylvania. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

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Payments to broker/dealers and other financial intermediaries

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If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Minnesota Fund

What is the Fund's investment objective?

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

What are the Fund's fees and expenses?

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The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

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Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.95%	1.70%	0.70%
Fee waivers and expense reimbursements	(0.10%) [2]	(0.10%) [2]	(0.10%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%	1.60%	0.60%
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1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from Dec. 29, 2014 through Dec. 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		(if not redeemed)
Class	A	C	C	Inst.
1 year	$533	$163	$263	$61
3 years	$730	$526	$526	$214
5 years	$943	$914	$914	$380
10 years	$1,555	$2,000	$2,000	$861
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Portfolio turnover

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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.


What are the Fund's principal investment strategies?

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Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Minnesota state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

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The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. Under normal circumstances, the Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.


What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.


High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.


Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.


Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.


Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.


Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

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Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.


How has Delaware Tax-Free Minnesota Fund performed?


The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.


Year-by-year total return (Class A)

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As of Sept. 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 7.80%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 6.32% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -4.31% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

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Average annual total returns for periods ended December 31, 2013

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	1 year	5 years	10 years or lifetime
Class A return before taxes	-7.32%	4.61%	3.54%
Class A return after taxes on distributions	-7.39%	4.53%	3.46%
Class A return after taxes on distributions and sale of Fund shares	-2.66%	4.51%	3.65%
Class C return before taxes	-4.66%	4.79%	3.24%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/13)*	—	—	0.08%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	5.89%	4.29%

* Institutional Class shares commenced operations on Dec. 31, 2013. The returns shown have not been annualized.


After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.


For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.


Tax information


The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of Minnesota. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.


Payments to broker/dealers and other financial intermediaries


If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


Delaware Tax-Free Minnesota Intermediate Fund

What are the Fund's investment objectives?

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

What are the Fund's fees and expenses?


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.23%	0.23%	0.23%
Total annual fund operating expenses	0.98%	1.73%	0.73%
Fee waivers and expense reimbursements	(0.14%) [2]	(0.04%) [2]	(0.04%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.84%	1.69%	0.69%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund's average daily net assets from
Dec. 29, 2014 through Dec. 29, 2015. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A shares' 12b-1 fees to no more than 0.15% of the Class A shares' average daily net assets from Dec. 29, 2014 through Dec. 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst.
1 year	$358	$172	$272	$70
3 years	$565	$541	$541	$229
5 years	$789	$935	$935	$402
10 years	$1,431	$2,038	$2,038	$903

Portfolio turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.


What are the Fund's principal investment strategies?


Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Minnesota state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.


The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. Under normal circumstances, the Fund will maintain a dollar-weighted average effective maturity of more than 3 years but less than 10 years.


What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.


High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.


Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.


Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.


Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.


Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.


Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.


How has Delaware Tax-Free MinnesotaIntermediate Fund performed?


The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.


Year-by-year total return (Class A)



As of Sept. 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 5.67%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.74% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -3.60% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.


Average annual total returns for periods ended December 31, 2013

	1 year	5 years	10 years or lifetime
Class A return before taxes	-4.79%	4.08%	3.41%
Class A return after taxes on distributions	-4.81%	4.07%	3.41%
Class A return after taxes on distributions and sale of Fund shares	-1.46%	3.93%	3.45%
Class C return before taxes	-3.83%	3.77%	2.82%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/13)*	—	—	0.09%
Barclays 3–15 Year Blend MunicipalBond Index (reflects no deduction for fees, expenses, or taxes)	-1.24%	5.15%	4.27%

* Institutional Class shares commenced operations on Dec. 31, 2013. The returns shown have not been annualized.


After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.


For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.


Tax information


The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of Minnesota. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.


Payments to broker/dealers and other financial intermediaries


If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Minnesota High-Yield Municipal Bond Fund

What is the Fund's investment objective?

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

What are the Fund's fees and expenses?


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.19%	0.19%	0.19%
Total annual fund operating expenses	0.99%	1.74%	0.74%
Fee waivers and expense reimbursements	(0.10%)[2]	(0.10%)[2]	(0.10%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%	1.64%	0.64%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund's average daily net assets from Dec. 29, 2014 through Dec. 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst
1 year	$537	$167	$267	$65
3 years	$742	$538	$538	$226
5 years	$963	$934	$934	$402
10 years	$1,600	$2,043	$2,043	$909

Portfolio turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.


What are the Fund's principal investment strategies?


Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Minnesota state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.


The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. Under normal circumstances, the Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.


The Fund may invest without limit in lower-rated municipal securities ("junk bonds"), which typically offer higher income potential and involve greater risk than higher-quality securities.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.


High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.


Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.


Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.


Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.


Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.


Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.


How has Delaware Minnesota High-Yield MunicipalBond Fund performed?


The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.


Year-by-year total return (Class A)



As of Sept. 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 8.21%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 9.03% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -6.04% for the quarter ended Dec. 31, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.


Average annual total returns for periods ended December 31, 2013

	1 year	5 years	10 years or lifetime
Class A return before taxes	-7.41%	6.56%	3.94%
Class A return after taxes on distributions	-7.41%	6.56%	3.93%
Class A return after taxes on distributions and sale of Fund shares	-2.69%	6.10%	3.99%
Class C return before taxes	-4.71%	6.73%	3.64%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/13)*	—	—	0.10%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	5.89%	4.29%

* Institutional Class shares commenced operations on Dec. 31, 2013. The returns shown have not been annualized.


After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.


For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.


Tax information


The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of Minnesota. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.


Payments to broker/dealers and other financial intermediaries


If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

How we manage the Funds


We take a disciplined approach to investing, combining investment strategies and risk-management techniques that we believe can help shareholders meet their goals.


Our investment strategies


The Funds' investment manager, Delaware Management Company (Manager or we), will analyze economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for a particular fund.


The Funds will invest primarily in tax-exempt obligations of issuers in their respective states.


The Funds may also invest in securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the Virgin Islands) to the extent that these securities are exempt from federal income tax and the applicable state's personal income taxes.  Although Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund may invest in securities issued by U.S. territories and possessions, these Funds will not typically invest a substantial portion of their respective assets in such securities because these Funds are required to derive at least 95% of their income from Minnesota obligations in order for any of their income to be exempt from Minnesota state personal income taxes.


The Funds will generally invest in securities for income rather than seeking capital appreciation through active trading. However, the Manager may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities; to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation. As a result, the Funds may realize losses or capital gains that could be taxable to shareholders.

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Delaware Tax-Free Minnesota Intermediate Fund will generally have a dollar-weighted average effective maturity of more than 3 years but less than 10 years. This is a more conservative strategy than funds with longer dollar-weighted average effective maturities, which should result in the Fund experiencing less price volatility when interest rates rise or fall. The remaining Funds described in this prospectus will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Each Fund's investment objective is nonfundamental. This means that each Fund's Board of Trustees (each a "Board" and together, the "Boards") may change the objective without obtaining shareholder approval. If the objective were changed, a Fund would notify shareholders at least 60 days before the change in the objective became effective.

The securities in which the Funds typically invest

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Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income tax and may also be free of state income taxes in the state where they are issued. Please see the Funds' SAI for additional information about certain of the securities described below as well as other securities in which the Funds may invest.

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Tax-exempt obligations

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Tax-exempt obligations are commonly known as municipal bonds. These are debt obligations issued by or for a state, territory, or possession, its agencies or instrumentalities, municipalities, or other political subdivisions. The interest on these debt obligations can generally be excluded from federal income tax as well as personal income taxes in the state, territory, or possession where the bond is issued. Determination of a bond's tax-exempt status is based on the opinion of the bond issuer's legal counsel. Tax-exempt obligations may include securities subject to the alternative minimum tax.

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How the Funds use them: Under normal conditions, each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) will invest at least 80% of its respective assets (and without limit for Delaware Tax-Free Pennsylvania Fund) in tax-exempt debt obligations rated in the top four quality grades by Standard & Poor's (S&P) or similarly rated by another nationally recognized statistical rating organization (NRSRO), or in unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to being rated in the top four quality grades. These bonds may include general obligation bonds and revenue bonds.

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Delaware Tax-Free New York Fund will invest at least 80% of its net assets in tax-exempt obligations under normal market conditions.

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Delaware Minnesota High-Yield Municipal Bond Fund may invest in both investment grade and below-investment-grade debt obligations. Investment grade debt obligations are bonds rated in the top four quality grades by S&P or similarly rated by another NRSRO, or in the case of unrated tax-exempt obligations, if, in the Manager's opinion, they are equivalent in quality to being rated in the top four quality grades. Below-investment-grade debt obligations are rated below the top four quality grades by S&P or similarly rated by another NRSRO or, in the case of unrated tax-exempt obligations, if, in the Manager's opinion, they are equivalent in quality to being rated below the top four quality grades. Both investment grade and below-investment-grade bonds may include general obligation bonds and revenue bonds.

Delaware Minnesota High-Yield Municipal Bond Fund may invest all or a portion of its assets in higher grade securities if the Manager determines that abnormal market conditions make investing in lower-rated securities inconsistent with shareholders' best interests.

High yield, high-risk municipal bonds (junk bonds)

High yield, high-risk municipal bonds are municipal debt obligations rated lower than BBB- by S&P, Baa3 by Moody's Investors Service, Inc. (Moody's), or similarly rated by another NRSRO or, if unrated, of comparable quality. These securities are often referred to as "junk bonds" and are considered to be of poor standing and predominantly speculative.

How the Funds use them: Each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 20% of its net assets in high yield, high-risk fixed income securities.

Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in high yield, high-risk fixed income securities.

General obligation bonds

General obligation bonds are municipal bonds on which the payment of principal and interest is secured by the issuer's pledge of its full faith, credit, and taxing power.

How the Funds use them: Each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) may invest without limit in general obligation bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality. Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in general obligation bonds.

Revenue bonds

Revenue bonds are municipal bonds on which principal and interest payments are made from revenues derived from a particular facility, from the proceeds of a special excise tax, or from revenue generated by an operating project. Principal and interest are not secured by the general taxing power. Tax-exempt industrial development bonds, in most cases, are a type of revenue bond that is not backed by the credit of the issuing municipality and may therefore involve more risk.

How the Funds use them: Each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) may invest without limit in revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality. Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in revenue bonds.

Insured municipal bonds

Various municipal issuers may obtain insurance for their obligations. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. However, there is no assurance that the insurance company will meet its obligations. Insured obligations are typically rated in the top quality grades by an NRSRO.

How the Funds use them: The Funds may invest without limit in insured bonds. It is possible that a substantial portion of a Fund's portfolio may consist of municipal bonds that are insured by a single insurance company.

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Insurance is available on uninsured bonds and a Fund may purchase such insurance directly. The Manager will generally do so only if it believes that purchasing and insuring a bond provides an investment opportunity at least comparable to owning other available insured securities.

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The purpose of insurance is to protect against credit risk. It does not insure against market risk or guarantee the value of the securities in the portfolio or the value of shares of a Fund.

Private activity or private placement bonds

Private activity bonds are municipal bonds whose proceeds are used to finance certain nongovernment activities, including some types of industrial revenue bonds and privately owned sports facilities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for taxpayers when determining their alternative minimum tax under the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

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Private placement bonds are bonds sold directly to qualified institutional investors or accredited investors, such as banks, mutual funds, insurance companies, pension funds, and foundations. Private placement bonds do not require registration with the U.S. Securities and Exchange Commission, provided the securities are bought for investment purposes rather than resale. Privately placed bonds encompass a wide variety of fixed income investments including corporate obligations and real estate-related, project finance, and asset-backed loans.

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How the Funds use them: Under normal circumstances, each Fund may invest without limit in private activity bonds or private placement bonds, except that a Fund's investments in these bonds will be limited if such investments, in the aggregate, would cause the Fund to have less than 80% of its net assets invested in municipal securities the income from which is exempt from federal income tax and applicable state personal income taxes.

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Inverse floaters

Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction of short-term interest rates. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Certain inverse floater programs may be considered a form of borrowing.

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How the Funds use them: Each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, a Fund's investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund's net assets. Delaware Minnesota High-Yield Municipal Bond Fund is not subject to the 20% limitation on investments in securities rated below investment grade.

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Delaware Minnesota High-Yield Municipal Bond Fund may invest up to 25% of its net assets in inverse floaters.

Where a Fund has invested in inverse floaters that are deemed to be borrowings, the Fund will designate cash and liquid securities in an amount sufficient to terminate the inverse floater program, and will adjust the value of those designated assets on a daily basis.

Advance refunded bonds

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Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue that is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on pre-existing bonds, which are then considered t0 be "advance refunded bond." Escrow-secured bonds will often receive a rating of AAA from S&P and Aaa from Moody's.

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How the Funds use them: The Funds may invest without limit in advance refunded bonds. These bonds are generally considered to be of very high quality because of the escrow account, which typically holds U.S. Treasurys.

Short-term tax-free instruments

Short-term tax-free instruments include instruments such as tax-exempt commercial paper and general obligation, revenue, and project notes, as well as variable floating-rate demand obligations.

How the Funds use them: The Funds may invest without limit in high-quality, short-term tax-free instruments and "floating-rate" and "variable-rate" obligations.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

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Certain options and futures may be considered derivatives securities.

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How the Funds use them: The Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund's cash, short-term debt securities, and other money market instruments at times when the Fund's assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with its investment objective and policies.

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A Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps as long as the Fund's investment in these securities when aggregated with other taxable instruments and securities rated below investment grade (other than Delaware Minnesota High-Yield Municipal Bond Fund) does not exceed 20% of the Fund's net assets. Delaware Minnesota High-Yield Municipal Bond Fund is not subject to the 20% limitation on investments in securities rated below investment grade.

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At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities or swap agreements for a Fund without actually selling them. The Funds might use futures or options on futures to neutralize the effect of any price declines, without selling a bond or bonds.

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Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.

The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, the Manager is not subject to registration or regulation as a commodity pool operator under the CEA.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed a Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Funds use them: Each Fund may invest up to 15% of its net assets in illiquid securities.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, or restructuring, for example) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

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How the Funds use them:  Each Fund may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. Each Fund may also use interest rate swaps to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in and also as a substitute for futures, options, or forward contracts if such contracts are not directly available to the Fund on favorable terms. A Fund enters into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

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Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps (subject to its 15% limitation on the aggregate notional amount of credit default swaps when the Fund is selling protection on a security or purchasing protection on a security that the Fund does not own) as long as its investment in these securities, when aggregated with other taxable investments and securities that are rated below investment grade (other than Delaware Minnesota High-Yield Municipal Bond Fund), does not exceed 20% of the Fund's net assets. Delaware Minnesota High-Yield Municipal Bond Fund is not subject to the 20% limitation on investments in securities rated below investment grade.

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At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Manager might use swaps to neutralize the effect of any price declines without selling a bond or bonds.

Use of these strategies can increase the Funds' operating costs and lead to loss of principal.

Municipal leases and certificates of participation

Certificates of participation (COPs) are widely used by state and local governments to finance the purchase of property and facilities. COPs are like installment purchase agreements. A governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality, which makes lease payments to repay interest and principal to the holders of the bonds. Once the lease payments are completed, the municipality gains ownership of the property for a nominal sum.

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How the Funds use them: Each Fund may invest without limit in investment grade municipal lease obligations (primarily through COPs), which are rated in the top four quality grades by S&P, similarly rated by another NRSRO, or those that are deemed to be of comparable quality by the Manager.

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The Funds (except for Delaware Minnesota High-Yield Municipal Bond Fund) may invest without limit in below-investment-grade municipal lease obligations (primarily through COPs), subject to their overall 20% of net assets limit in below-investment-grade securities. Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in below-investment-grade municipal lease obligations.

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As with a Fund's other investments, the Manager expects the Fund's investments in municipal lease obligations to be exempt from regular federal income tax. Each Fund will rely on the opinion of the bond issuer's counsel for a determination of the bond's tax-exempt status.

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A feature that distinguishes COPs from municipal debt is that leases typically contain a "nonappropriation" or "abatement" clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but may terminate the lease without penalty if its legislature or other appropriating body does not allocate the necessary money. In such a case, the creator of the COP, or its agent, is typically entitled to repossess the property. In many cases, however, the market value of the property will be less than the amount the municipality was paying.

Zero coupon bonds

Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a discount from their respective face amount or par value.

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How the Funds use them: Each Fund may invest in zero coupon bonds. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. The bonds may have certain tax consequences which, under certain conditions, could be adverse to a Fund.

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Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

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How the Funds use them: Typically, each Fund uses repurchase agreements as a short-term investment for its cash position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. A Fund will only enter into repurchase agreements in which the collateral is composed of U.S. government securities. In the discretion of the Manager, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government-sponsored enterprises.

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Other investment strategies

Borrowing from banks

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Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Fund being unable to meet its investment objective. Each Fund will not borrow money in excess of one-third of the value of its total assets.

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Purchasing securities on a when-issued or delayed-delivery basis

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Each Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. Each Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

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Temporary defensive positions

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In response to unfavorable market conditions, a Fund may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments.  These investments may not be consistent with a Fund's investment objective.  To the extent that a Fund holds such instruments, it may be unable to achieve its investment objective.

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Downgraded quality ratings

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The credit quality restrictions described above for each Fund apply only at the time of purchase. Each Fund may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond, after the Manager has changed its assessment of the bond's credit quality.

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Concentration

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Depending on the supply of available bonds and how those bonds suit a Fund's investment needs, the Fund may concentrate its investments (invest more than 25% of net assets) in a particular segment of the bond market such as the housing, healthcare, transportation, education, and/or utility industries. Each Fund may also invest more than 25% of total assets in industrial development bonds. Each Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

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The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Funds. You should also note that the failure of an issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, in some cases retroactively to the date the security was issued. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

Swaps and inverse floaters may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

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How the Funds strive to manage it: Interest rate risk is generally the most significant risk for each Fund. Because interest rate movements can be unpredictable, the Manager does not try to increase return by aggressively capitalizing on interest rate moves. The Manager does attempt to manage the duration of a Fund in order to take advantage of the Manager's market outlook, especially on a longer term basis.

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Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of economic conditions, future expectations, investor confidence, or heavy institutional selling.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

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How the Funds strive to manage it: Each Fund maintains a long-term investment approach and focus on securities that the Manager believes can continue to provide returns over an extended time frame regardless of interim market fluctuations in the bond market. In evaluating the use of an index swap, the Manager carefully considers how market changes could affect the swap and how that compares to a Fund investing directly in the market the swap is intended to represent.

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Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

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How the Funds strive to manage them: Each Fund spreads its assets across different types of municipal bonds and among bonds representing different industries and regions within a state. The Manager also follows a rigorous selection process before choosing securities for the portfolios.

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Where the Manager feels there is a limited supply of appropriate investments, the Manager may concentrate (invest more than 25% of net assets) each Fund's investments in just a few industries or sectors. This will expose a Fund to greater industry and security risk.

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Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures the bond, may be unable to make interest payments and repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact fund performance. In the case of municipal bonds, issuers may be affected by poor economic conditions in their states.

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How the Funds strive to manage it: The Manager conducts careful credit analysis of individual bonds; a Fund focuses on high-quality bonds and limits its holdings of bonds rated below investment grade (except for Delaware Minnesota High-Yield Municipal Bond Fund). A Fund also holds a number of different bonds in its portfolio. All of this is designed to help reduce credit risk.

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Delaware Minnesota High-Yield Municipal Bond Fund is subject to significant credit risk due to its investments in lower-quality, high yielding bonds.

High yield, high-risk municipal bond (junk bond) risk

Investing in so-called "junk bonds" entails the risk of principal loss because they are rated below investment grade.  As a result, junk bonds are subject to a greater risk of loss than  investment grade bonds. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Although experts disagree on the impact recessionary periods have had and will have on high yield municipal bonds, some analysts believe a protracted economic downturn would adversely affect the value of outstanding bonds and the ability of high yield issuers to repay principal and interest. In particular, for a high yield revenue bond, adverse economic conditions to the particular project or industry that backs the bond would pose a significant risk.

How the Funds strive to manage it: Each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) limits the amount of the portfolio that may be invested in lower-quality, higher yielding bonds.

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This is a significant risk for Delaware Minnesota High-Yield Municipal Bond Fund. In striving to manage this risk, the Fund holds a number of different bonds representing a variety of industries and municipal projects, seeking to minimize the effect that any one bond may have on the portfolio.

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Call risk

Call risk is the risk that a bond issuer will prepay the bond during periods of low interest rates, forcing an investor to reinvest his or her money at interest rates that might be lower than rates on the called bond.

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How the Funds strive to manage it: The Manager takes into consideration the likelihood of prepayment when it selects bonds and, in certain environments, may look for bonds that have protection against early prepayment.

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Liquidity risk

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Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

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There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it, temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

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How the Funds strive to manage it: Each Fund's exposure to illiquid securities is limited to no more than 15% of its net assets.

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A less liquid secondary market may have an adverse effect on a Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, the Manager evaluates the size of a bond issuance as a way to anticipate its likely liquidity level.

Swap agreements may be treated as illiquid securities, but swap dealers may be willing to repurchase interest rate swaps within seven days.

Geographic concentration risk

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Geographic concentration risk is the risk that a fund that concentrates on investments from a particular state, region, or U.S. territory or possession could be adversely affected by political and economic conditions in that state, region, or U.S. territory or possession. There is also the risk that an inadequate supply of municipal bonds exists in a particular state or U.S. territory or possession.

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How the Funds strive to manage it: Each Fund invests primarily in a specific state and is subject to geographic concentration risk. For the Funds that invest in municipal debt obligations issued by U.S. territories and possessions, they are also be subject to this risk with respect to their investments in such U.S. territories and possessions. In particular, there recently has been speculation that due to a weak economic outlook, high government debt levels, and credit rating downgrades by S&P and Moody's, Puerto Rican debt obligations may be subject to a greater risk of default.  In striving to manage geographic concentration risk for a Fund, the Manager carefully monitors the economies of each state, region, and U.S. territory and possession in which the Fund invests or may invest.  In general, the Manager believes these economies are broad enough to satisfy a Fund's investment needs.  However, there is no way to eliminate this risk when investing with a concentration in certain geographic areas.

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Alternative minimum tax risk

If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

How the Funds strive to manage it: Under normal circumstances, each Fund will not invest more than 20% of its assets in bonds whose income is subject to the federal alternative minimum tax.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

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Investing in derivatives contracts may subject a fund to counterparty risk, which is the risk that a counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

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How the Funds strive to manage it:  The Funds will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to increase diversification, or to earn additional income.

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The Funds try to minimize counterparty risk by researching and considering the creditworthiness of all parties before entering into transactions with them, and continually monitoring their creditworthiness thereafter. A Fund will hold collateral from counterparties consistent with applicable regulations.

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Counterparty risk

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Counterparty risk is the risk that if a fund enters into a repurchase agreement, it will be subject to the risk that the counterparty to such an agreement may fail to perform its obligations under the agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

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How the Funds strive to manage it:   A Fund tries to minimize this risk by considering the creditworthiness of all parties before it enters into transactions with them. A Fund will hold collateral from counterparties consistent with applicable regulations.

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Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a fund.

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While a fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service, or a state tax authority, and/or (b) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of a fund's shares, to decline.

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How the Funds strive to manage it:   The Manager evaluates the economic and political climate in the U.S. and its territories and possessions before selecting securities for each Fund. The Manager typically diversifies a Fund's assets among a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

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Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager

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The Manager, located at 2005 Market Street, Philadelphia, PA, 19103, is the Funds' investment manager. Together, the Manager and the subsidiaries of Delaware Management Holdings, Inc. (DMHI) manage, as of Sept. 30, 2014 , more than $ 180 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing the Delaware Investments® Funds since 1938. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of DMHI. DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services. For its services to the Funds, the Manager was paid an aggregate fee, net of fee waivers, during the last fiscal year as follows:

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As a percentage of average daily net assets
Delaware Tax-Free Arizona Fund	0.38%
Delaware Tax-Free California Fund	0.37%
Delaware Tax-Free Colorado Fund	0.42%
Delaware Tax-Free Idaho Fund	0.44%
Delaware Tax-Free New York Fund	0.29%
Delaware Tax-Free Pennsylvania Fund	0.48%
Delaware Tax-Free Minnesota Fund	0.49%
Delaware Tax-Free Minnesota Intermediate Fund	0.46%
Delaware Minnesota High-Yield Municipal Bond Fund	0.45%
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A discussion of the basis for the Boards' approval of the Funds' investment advisory agreements is available in the Funds' annual reports to shareholders for the period ended Aug. 31, 2014.

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Portfolio managers

Joseph R. Baxter, Stephen J. Czepiel, and Gregory A. Gizzi have an equal role in the management of the Funds. Mr. Baxter, Mr. Czepiel, and Mr. Gizzi assumed primary responsibility for making day-to-day investment decisions for the Funds in May 2003, July 2007, and December 2012, respectively.

Joseph R. Baxter, Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department's investment strategy. He is also a co-portfolio manager of the firm's municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor's degree in finance and marketing from La Salle University.

Stephen J. Czepiel, Senior Vice President, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm's municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm's municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor's degree in finance and economics from Duquesne University.

Gregory A. Gizzi, Senior Vice President, Senior Portfolio Manager
Gregory A. Gizzi is a member of the firm's municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm's municipal bond funds and several client accounts. Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm's tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor's degree in economics from Harvard University.

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The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.

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Manager of managers structure

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The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Boards, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds' Boards, for overseeing the Funds' sub-advisors and recommending to the Boards their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds' Boards the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds' portfolios.

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The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

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Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

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Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide administrative services to a fund and oversight of other fund service providers.

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Custodian/Fund accountant: Mutual funds are legally required to protect their portfolio securities, and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a fund's net asset value (NAV) and providing financial reporting information for the fund.

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Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Funds

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You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial advisor (hereinafter collectively referred to as the "financial intermediary") to determine which class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

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Choosing a share class

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Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

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Class A and Class C shares have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Class A

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  Class A shares have an upfront sales charge of up to 4.50% (2.75% for Delaware Tax-Free Minnesota Intermediate Fund) that you pay when you buy the shares.

  If you invest $100,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in "How to reduce your sales charge" below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% (currently limited to 0.15% for Delaware Tax-Free Minnesota Intermediate Fund) of average daily net assets. See "Dealer compensation" below for further information. The Board has adopted a formula for calculating 12b-1 plan expenses for the Class A shares of Delaware Tax-Free Pennsylvania Fund. The total 12b-1 fee to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing the shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All Class A shareholders will bear the Class A 12b-1 fee at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% rates described above. See "Dealer compensation" below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

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  Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class shares.

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Class A sales charges

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The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding.

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Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Delaware Tax-Free Funds
Delaware Minnesota High-Yield Municipal Bond Fund
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*
Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Delaware Tax-Free Minnesota Intermediate Fund
Less than $100,000	2.75%	2.83%
$100,000 but less than $250,000	2.00%	2.04%
$250,000 but less than $500,000	1.00%	1.01%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or more	none*	none*
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* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares of the Delaware Tax-Free Funds and Delaware Minnesota High-Yield Municipal Bond Fund within the first year after your purchase and 0.50% if you redeem shares within the second year; and 0.75% if you redeem shares of Delaware Tax-Free Minnesota Intermediate Fund within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

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Class C

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  Class C shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges — Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Class C shares do not automatically convert to another class.

  You may purchase only up to $1 million of Class C shares at any one time. Orders that exceed $1 million will be rejected.

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  Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Institutional Class shares.

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Calculation of contingent deferred sales charges — Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of Class C shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

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Institutional Class

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  Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund.

  Institutional Class shares do not assess a CDSC or a 12b-1 fee.

  Institutional Class shares are available for purchase only by the following:

    institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries of, or from, such institutional advisory clients;

    a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

    registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

    programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

    private investment vehicles, including, but not limited to, foundations and endowments.

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Dealer compensation

The financial advisor that sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

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	Delaware Tax-Free Funds and Delaware Minnesota High-Yield Municipal Bond Fund		Delaware Tax-Free Minnesota Intermediate Fund
	Class A1	Class C [2]	Class A1	Class C2
Commission (%)	—	1.00%	—	1.00%
Investment less than $100,000	4.00%	—	2.35%	—
$100,000 but less than $250,000	3.00%	—	1.75%	—
$250,000 but less than $500,000	2.00%	—	0.75%	—
$500,000 but less than $1 million	1.60%	—	0.75%	—
$1 million but less than $5 million	1.00%	—	0.75%	—
$5 million but less than $25 million	0.50%	—	0.50%	—
$25 million or more	0.25%	—	0.25%	—
12b-1 fee to dealer	0.25%	1.00%	0.25%	1.00%
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1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. However, the Distributor has contracted to limit this amount to 0.15% for Delaware Tax-Free Minnesota Intermediate Fund from Dec. 29, 2014 through Dec. 29, 2015. Additionally, Delaware Tax-Free Pennsylvania Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992.

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2 On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for Class C shares from the date of purchase.

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Payments to intermediaries

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The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with "shelf space" or a higher profile with the Financial Intermediaries' consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative, or shareholder processing services, marketing, educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, sub-accounting fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Investments ® Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of a Fund and/or some or all other Delaware Investments ® Funds), a Fund's advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

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If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund's shares. The Manager or its affiliates may benefit from the Distributor's or its affiliates' payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund's shares.

How to reduce your sales charge

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We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Institutional Class shares have no upfront sales charge or CDSC so they are not included in the chart below.

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Letter of intent and rights of accumulation

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Through a letter of intent you agree to invest a certain amount in Delaware Investments ® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges. Delaware Investments® Funds no longer accept retroactive letters of intent.

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You can combine your holdings or purchases of Class A and Class C shares of Delaware Investments ® Funds (as set forth in the SAI) as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges.

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Class A	Class C
Available	Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.
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Reinvestment of redeemed shares

Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

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Class A	Class C
Available.	Not available.
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Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. The Funds reserve the right to modify or terminate these arrangements at any time.

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  Shares purchased under the Delaware Investments® dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) current employees of legal counsel to the Delaware Investments® Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age) and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve® Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

  Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund's Institutional Class, if applicable.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

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Waivers of contingent deferred sales charges

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Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available in this Prospectus, in the SAI, which is available upon request, and free of charge on the Delaware Investments ® Funds' website at delawareinvestments.com. Institutional Class shares do not have CDSCs so they are not included in the list below.

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CDSCs for Class A and Class C shares may be waived under the following circumstances: 1

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  Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

  Redemptions that result from the right to liquidate a shareholder's account: Redemptions that result from the right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

   Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

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1Please note that you or your financial intermediary will have to notify us at the time of the redemption that the trade qualifies for such waiver.

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How to buy shares

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Through your financial intermediary

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Your financial intermediary can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge a separate fee for this service.

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By mail

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Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application with your check.

Please note that purchase orders submitted by mail will not be considered accepted until such purchase orders are received in good order by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. Purchase orders will not be accepted at any other address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services or receipt at the Funds' post office box, of purchase orders or redemption requests, do not constitute receipt by the Funds or their agent.

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By wire

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Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Shareholder Service Center at 800 523-1918 so we can assign you an account number.

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By exchange

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You may exchange all or part of your investment in one or more Delaware Investments ® Funds for shares of other Delaware Investments ® Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

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Through automated shareholder services

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You may purchase or exchange shares through our automated telephone service (for Class A and Class C shares only), or through our website, delawareinvestments.com (for Class A and Class C shares only). For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

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Calculating share price

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The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next Business Day's price. We reserve the right to reject any purchase order.

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We determine the NAV per share for each class of a Delaware Investments ® Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Boards. For all other securities, we use methods approved by the Boards that are designed to price securities at their fair market values.

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Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The prices of securities used by the Funds to calculate their NAVs may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, normally at 4:00 p.m. Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

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The Boards have delegated responsibility for valuing the Funds' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Boards and is subject to the Boards' oversight.

Document delivery

To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund's financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Shareholder Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts

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Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

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How to redeem shares

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Availability of these services may be limited by your financial intermediary and by the way your account is registered with the Delaware Investments ® Fund.

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check and sell them before your check has cleared, which can take up to 15 days, we will wait until your check has cleared before we send you your redemption proceeds.

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If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

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Redemption proceeds will be distributed promptly (except as noted above), but not later than seven days after receipt of a redemption request (except as noted above). Please see the SAI for additional information.

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Through your financial intermediary

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Your financial intermediary can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge a separate fee for this service.

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By mail

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You may redeem your shares by mail by writing to: Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemption requests by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemption requests by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Shareholder Service Center at 800 523-1918 for more information about the signature guarantee requirements.

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Please note that redemption orders submitted by mail will not be considered accepted until such orders are received by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemptions by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemptions by overnight courier service. Redemption requests will not be accepted at any other address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services or receipt at the Funds' post office box, of purchase orders or redemption requests, do not constitute receipt by the transfer agent.

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By telephone

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You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:

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  By check — Sent to your address of record, provided there has not been an address change in the last 30 days.

  By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.

  By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.

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Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

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Through automated shareholder services

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You may redeem shares through our automated telephone service or through our website, delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

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Redemptions-in-kind

The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

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Low balance accounts

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For Class A and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

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For Institutional Class shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days' written notice to you.

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If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days' written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

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Certain accounts held in omnibus, advisory, or asset-allocation programs or programs covered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

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If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

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Investor services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following investor services.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic delivery

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With Delaware eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time.

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Online account access

Online account access is a password-protected area of the Delaware Investments ® Funds' website that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments ® Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments ® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

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You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments ® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. In certain other circumstances, you may also be permitted to exchange your shares for shares of a different class of a Fund, but such exchange may be subject to a sales charge for the new shares. (Please refer to the SAI for more details). You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the applicable fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

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On demand service

The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

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You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

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Frequent trading of Fund shares

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The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds' Boards have adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments ® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a fund occurs when investors make consecutive, rapid, short-term "round trips," that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

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Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

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Redemptions will continue to be permitted in accordance with the Funds' then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

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Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund's market timing policy does not require it to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

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Risks of market timing

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By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

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Any fund may be subject to disruptive activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund's NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

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Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

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Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset allocation or dollar-cost-averaging programs; or omnibus account arrangements.

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Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds' transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that the Funds' transfer agent believes the intermediary's procedures are reasonably designed to enforce the Funds' frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds' transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If the Funds' transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Fund shares.

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Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

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Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

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Annual statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid "buying a dividend"

At the time you purchase your Fund shares, a Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax considerations

Fund distributions . Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be exempt from regular federal income tax. Each Fund may also make distributions that are taxable as ordinary income, capital gains, or some combination of both as described below.

Exempt-interest dividends . Dividends from the Funds will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes and, possibly, corporate income taxes, and they should consult with their tax advisors about the taxability of this income before investing in a Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax, unless such bonds were issued in 2009 or 2010.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the IRS, or a state tax authority, as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Taxable income dividends . Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital gain distributions . Each Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

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Sale or redemption of Fund shares . A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale. The Funds are required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using a Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Investments website at delawareinvestments.com as the information becomes available.

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Medicare tax . An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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Backup withholding . By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and local taxes . Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

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Non-U.S. investors . Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and exempt-interest dividends. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after Jan. 1, 2014. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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Other reporting and withholding requirements . Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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State tax considerations

The following sections address certain state income tax aspects of distributions from the Funds. Unless otherwise noted, the discussion is limited to income taxes applicable to individual shareholders.

Arizona state taxation . You may exclude any exempt-interest dividends paid to you by Delaware Tax-Free Arizona Fund from your Arizona taxable income for purposes of the Arizona individual income tax if the dividends are excluded from your gross income for federal income tax purposes and if the dividends are derived from interest on:

• obligations of the State of Arizona and its political subdivisions; or
• qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law.

You may exclude dividends derived from interest on these securities to the same extent as if you held these securities directly rather than investing in them through a mutual fund.

California state taxation . You may exclude any exempt-interest dividends paid to you by Delaware Tax-Free California Fund from your California taxable income for purposes of the California personal income tax if:

• the dividends are derived from interest on obligations of the State of California and its political subdivisions or qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law;
• the dividends paid do not exceed the amount of interest (minus certain nondeductible expenses) the Fund receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and
• the Fund properly identifies the dividends as California exempt-interest dividends in a written notice mailed to the investor.

Delaware Tax-Free California Fund may designate dividends as exempt from California income tax, only if:

• it qualifies as a regulated investment company under the Internal Revenue Code; and
• at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Distributions from Delaware Tax-Free California Fund, including exempt-interest dividends, may be taxable to shareholders that are subject to certain provisions of the California Corporation Tax Law.

Colorado state taxation . You may exclude any exempt-interest dividends paid to you by Delaware Tax-Free Colorado Fund from your Colorado taxable income for purposes of the Colorado individual income tax if the dividends are excluded from your gross income for federal income tax purposes and if the dividends are derived from interest on:

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• obligations of the State of Colorado or its political subdivisions that are issued on or after May 1, 1980;
• obligations of the State of Colorado or its political subdivisions that were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations; and
• qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law.

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Idaho state taxation . Exempt-interest dividends paid to you by Delaware Tax-Free Idaho Fund are not subject to the Idaho personal income tax as long as the dividends are derived from:

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• interest earned on bonds issued by the State of Idaho, its cities and political subdivisions; or
• interest earned on qualifying obligations of the U.S. territories and possessions that are exempt from state taxation under federal law.

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Minnesota state taxation . Individuals, estates, and trusts may exclude any exempt-interest dividends paid by Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund from their Minnesota taxable net income if such dividends are derived from tax-exempt interest on obligations of Minnesota and its political subdivisions and if the dividends are excluded from gross income for federal income tax purposes as long as the following condition is met:

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• exempt-interest dividends from tax-exempt obligations of Minnesota and its political subdivisions represent 95% or more of the total exempt-interest dividends (including the portion of exempt-interest dividends exempt from state taxation under the laws of the United States) paid to shareholders by the Fund.

Exempt-interest dividends derived from other obligations (except exempt-interest dividends exempt from state taxation under the laws of the United States) must be added back to federal taxable income in computing Minnesota taxable net income. However, dividends attributable to interest derived from qualifying obligations of the United States may be excluded from Minnesota taxable net income to the extent such interest was included in federal taxable income (although such obligations and the dividends therefrom could affect the above-referenced 95% requirement with respect to obligations of Minnesota and its political subdivisions).

Exempt-interest dividends that are excluded from Minnesota taxable net income but that are subject to the federal alternative minimum tax, are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Certain corporations that receive distributions from the Minnesota Funds, including exempt-interest dividends, may be subject to the Minnesota franchise tax imposed on corporations.

New York state and city taxation . You may exclude any exempt-interest dividends paid to you by Delaware Tax-Free New York Fund from your taxable income for purposes of the New York state personal income tax and the New York City personal income tax, if the dividends are excluded from your gross income for federal income tax purposes and if the dividends are derived from interest on:

• obligations of the State of New York or its political subdivisions;
• qualifying obligations of U.S. territories and possessions.

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Dividends from (or the value of) Delaware Tax-Free New York Fund, including exempt-interest dividends, may be taken into account in determining the New York State and New York City franchise taxes on business corporations, banking corporations, and insurance companies when paid to (or held by) shareholders subject to such taxes.

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Pennsylvania state taxation . Distributions paid by Delaware Tax-Free Pennsylvania Fund that are derived from interest on Pennsylvania state and municipal obligations or qualifying obligations of the United States and certain of its territories or possessions, the interest on which is exempt from state taxation under the laws of Pennsylvania or the United States, will be exempt from Pennsylvania personal income tax. For shareholders who are residents of Philadelphia, income from these sources, as well as distributions paid by the Fund that are designated as capital gain dividends for federal income tax purposes, will also be exempt from Philadelphia School District investment income tax. Other Pennsylvania counties, cities, and townships generally do not tax individuals on unearned income.

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Expenses to carry tax-exempt obligations . Note that in addition to the discussion of the various state income taxes above, interest on indebtedness incurred or continued to purchase or carry obligations, the income from which is exempt from state taxation, may not be deductible for state income tax purposes.

This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Financial highlights


The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request by calling 800 523-1918.


In 2013, Delaware Tax-Free Pennsylvania Fund changed its fiscal year end from February to August.  The financial statement information for fiscal years prior to Feb. 28, 2011 was audited by the Delaware Tax-Free Pennsylvania Fund's prior independent registered public accounting firm.


Delaware Tax-Free Arizona Fund

					Year ended
Class A shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$10.690	$12.010	$11.340	$11.760	$11.090
Income (loss) from investment operations:
Net investment income[1]	0.428	0.450	0.460	0.445	0.447
Net realized and unrealized gain (loss)	0.784	(1.206)	0.670	(0.394)	0.668
Total from investment operations	1.212	(0.756)	1.130	0.051	1.115
Less dividends and distributions from:
Net investment income	(0.425)	(0.448)	(0.457)	(0.444)	(0.445)
Net realized gain	(0.027)	(0.116)	(0.003)	(0.027)	—
Total dividends and distributions	(0.452)	(0.564)	(0.460)	(0.471)	(0.445)

Net asset value, end of period	$11.450	$10.690	$12.010	$11.340	$11.760

Total return[2]	11.56%	(6.62%)	10.15%	0.57%	10.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,592	$83,896	$99,953	$95,487	$108,214
Ratio of expenses to average net assets	0.84%	0.84%	0.84%	0.87%	0.86%
Ratio of expenses to average net assets prior to fees waived	0.96%	0.94%	0.90%	0.93%	0.92%
Ratio of net investment income to average net assets	3.86%	3.83%	3.94%	3.98%	3.94%
Ratio of net investment income to average net assets prior to fees waived	3.74%	3.73%	3.88%	3.92%	3.88%
Portfolio turnover	11%	18%	34%	32%	15%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free Arizona Fund

					Year ended
Class C shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$10.720	$12.040	$11.370	$11.790	$11.120
Income (loss) from investment operations:
Net investment income[1]	0.346	0.362	0.373	0.362	0.363
Net realized and unrealized gain (loss)	0.784	(1.205)	0.670	(0.394)	0.668
Total from investment operations	1.130	(0.843)	1.043	(0.032)	1.031
Less dividends and distributions from:
Net investment income	(0.343)	(0.361)	(0.370)	(0.361)	(0.361)
Net realized gain	(0.027)	(0.116)	(0.003)	(0.027)	—
Total dividends and distributions	(0.370)	(0.477)	(0.373)	(0.388)	(0.361)

Net asset value, end of period	$11.480	$10.720	$12.040	$11.370	$11.790

Total return[2]	10.72%	(7.30%)	9.31%	(0.17%)	9.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,238	$6,482	$7,108	$6,801	$7,995
Ratio of expenses to average net assets	1.59%	1.59%	1.59%	1.62%	1.61%
Ratio of expenses to average net assets prior to fees waived	1.71%	1.69%	1.65%	1.68%	1.67%
Ratio of net investment income to average net assets	3.11%	3.08%	3.19%	3.23%	3.19%
Ratio of net investment income to average net assets prior to fees waived	2.99%	2.98%	3.13%	3.17%	3.13%
Portfolio turnover	11%	18%	34%	32%	15%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free Arizona Fund

12/31/13 [1]
Institutional Class shares	to 8/31/14
Net asset value, beginning of period	$10.770
Income from investment operations:
Net investment income[2]	0.325
Net realized and unrealized gain	0.675
Total from investment operations	1.000
Less dividends and distributions from:
Net investment income	(0.320)
Total dividends and distributions	(0.320)

Net asset value, end of period	$11.450
Total return[3]	9.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$219
Ratio of expenses to average net assets	0.59%
Ratio of expenses to average net assets prior to fees waived	0.71%
Ratio of net investment income to average net assets	4.06%
Ratio of net investment income to average net assets prior to fees waived	3.94%
Portfolio turnover	11% [4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	The average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire annual period.

Delaware Tax-Free California Fund

					Year ended
Class A shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$11.110	$12.210	$11.170	$11.570	$10.620
Income (loss) from investment operations:
Net investment income[1]	0.427	0.439	0.484	0.476	0.497
Net realized and unrealized gain (loss)	0.970	(1.100)	1.039	(0.401)	0.950
Total from investment operations	1.397	(0.661)	1.523	0.075	1.447
Less dividends and distributions from:
Net investment income	(0.427)	(0.439)	(0.483)	(0.475)	(0.497)
Total dividends and distributions	(0.427)	(0.439)	(0.483)	(0.475)	(0.497)
Net asset value, end of period	$12.080	$11.110	$12.210	$11.170	$11.570
Total return[2]	12.79%	(5.63%)	13.90%	0.83%	13.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$73,955	$85,269	$97,821	$67,047	$72,902
Ratio of expenses to average net assets	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets prior to fees waived	1.00%	0.99%	0.97%	0.98%	0.98%
Ratio of net investment income to average net assets	3.69%	3.62%	4.10%	4.36%	4.48%
Ratio of net investment income to average net assets prior to fees waived	3.51%	3.45%	3.95%	4.20%	4.32%
Portfolio turnover	13%	38%	32%	44%	35%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free California Fund

					Year ended
Class C shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$11.120	$12.230	$11.180	$11.590	$10.640
Income (loss) from investment operations:
Net investment income[1]	0.341	0.349	0.397	0.394	0.415
Net realized and unrealized gain (loss)	0.980	(1.110)	1.049	(0.411)	0.950
Total from investment operations	1.321	(0.761)	1.446	(0.017)	1.365
Less dividends and distributions from:
Net investment income	(0.341)	(0.349)	(0.396)	(0.393)	(0.415)
Total dividends and distributions	(0.341)	(0.349)	(0.396)	(0.393)	(0.415)
Net asset value, end of period	$12.100	$11.120	$12.230	$11.180	$11.590
Total return[2]	12.04%	(6.41%)	13.13%	(0.01%)	13.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,473	$18,248	$18,830	$14,863	$15,526
Ratio of expenses to average net assets	1.57%	1.57%	1.57%	1.57%	1.57%
Ratio of expenses to average net assets prior to fees waived	1.75%	1.74%	1.72%	1.73%	1.73%
Ratio of net investment income to average net assets	2.94%	2.87%	3.35%	3.61%	3.73%
Ratio of net investment income to average net assets prior to fees waived	2.76%	2.70%	3.20%	3.45%	3.57%
Portfolio turnover	13%	38%	32%	44%	35%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free California Fund

12/31/13 [1]
Institutional Class shares	to 8/31/14
Net asset value, beginning of period	$11.270
Income from investment operations:
Net investment income[2]	0.319
Net realized and unrealized gain	0.808
Total from investment operations	1.127
Less dividends and distributions from:
Net investment income	(0.317)
Total dividends and distributions	(0.317)

Net asset value, end of period	$12.080
Total return[3]	10.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,983
Ratio of expenses to average net assets	0.57%
Ratio of expenses to average net assets prior to fees waived	0.75%
Ratio of net investment income to average net assets	3.89%
Ratio of net investment income to average net assets prior to fees waived	3.71%
Portfolio turnover	13% [4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	The average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire annual period.

Delaware Tax-Free Colorado Fund

					Year ended
Class A shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$10.490	$11.640	$10.880	$11.260	$10.600
Income (loss) from investment operations:
Net investment income[1]	0.405	0.412	0.444	0.460	0.455
Net realized and unrealized gain (loss)	0.826	(1.149)	0.758	(0.397)	0.661
Total from investment operations	1.231	(0.737)	1.202	0.063	1.116
Less dividends and distributions from:
Net investment income	(0.401)	(0.413)	(0.442)	(0.443)	(0.456)
Total dividends and distributions	(0.401)	(0.413)	(0.442)	(0.443)	(0.456)
Net asset value, end of period	$11.320	$10.490	$11.640	$10.880	$11.260
Total return[2]	11.94%	(6.56%)	11.23%	0.71%	10.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$183,560	$190,311	$230,787	$216,151	$237,545
Ratio of expenses to average net assets	0.84%	0.84%	0.84%	0.88%	0.93%
Ratio of expenses to average net assets prior to fees waived	0.97%	0.96%	0.93%	0.95%	0.95%
Ratio of net investment income to average net assets	3.69%	3.60%	3.91%	4.30%	4.16%
Ratio of net investment income to average net assets prior to fees waived	3.56%	3.48%	3.82%	4.23%	4.14%
Portfolio turnover	22%	21%	24%	26%	17%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free Colorado Fund

					Year ended
Class C shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$10.520	$11.670	$10.910	$11.290	$10.630
Income (loss) from investment operations:
Net investment income[1]	0.324	0.327	0.360	0.381	0.374
Net realized and unrealized gain (loss)	0.826	(1.149)	0.758	(0.397)	0.661
Total from investment operations	1.150	(0.822)	1.118	(0.016)	1.035
Less dividends and distributions from:
Net investment income	(0.320)	(0.328)	(0.358)	(0.364)	(0.375)
Total dividends and distributions	(0.320)	(0.328)	(0.358)	(0.364)	(0.375)

Net asset value, end of period	$11.350	$10.520	$11.670	$10.910	$11.290
Total return[2]	11.09%	(7.23%)	10.39%	(0.03%)	9.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,029	$13,788	$14,282	$13,253	$15,155
Ratio of expenses to average net assets	1.59%	1.59%	1.59%	1.63%	1.68%
Ratio of expenses to average net assets prior to fees waived	1.72%	1.71%	1.68%	1.70%	1.70%
Ratio of net investment income to average net assets	2.94%	2.85%	3.16%	3.55%	3.41%
Ratio of net investment income to average net assets prior to fees waived	2.81%	2.73%	3.07%	3.48%	3.39%
Portfolio turnover	22%	21%	24%	26%	17%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free Colorado Fund

12/31/13 [1]
Institutional Class shares	to 8/31/14
Net asset value, beginning of period	$10.590
Income from investment operations:
Net investment income[2]	0.326
Net realized and unrealized gain	0.710
Total from investment operations	1.036
Less dividends and distributions from:
Net investment income	(0.306)
Total dividends and distributions	(0.306)

Net asset value, end of period	$11.320
Total return[3]	9.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,077
Ratio of expenses to average net assets	0.59%
Ratio of expenses to average net assets prior to fees waived	0.72%
Ratio of net investment income to average net assets	3.91%
Ratio of net investment income to average net assets prior to fees waived	3.78%
Portfolio turnover	22% [4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	The average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire annual period.

Delaware Tax-Free Idaho Fund

					Year ended
Class A shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$10.990	$12.240	$11.730	$12.120	$11.490
Income (loss) from investment operations:
Net investment income[1]	0.374	0.419	0.438	0.438	0.431
Net realized and unrealized gain (loss)	0.569	(1.250)	0.509	(0.385)	0.633
Total from investment operations	0.943	(0.831)	0.947	0.053	1.064
Less dividends and distributions from:
Net investment income	(0.373)	(0.419)	(0.437)	(0.436)	(0.434)
Net realized gain	-	-	—	(0.007)	—
Total dividends and distributions	(0.373)	(0.419)	(0.437)	(0.443)	(0.434)

Net asset value, end of period	$11.560	$10.990	$12.240	$11.730	$12.120
Total return[2]	8.71%	(6.99%)	8.21%	0.56%	9.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,600	$87,537	$119,025	$98,821	$104,287
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.90%	0.94%
Ratio of expenses to average net assets prior to fees waived	0.99%	0.97%	0.94%	0.96%	0.96%
Ratio of net investment income to average net assets	3.32%	3.51%	3.65%	3.78%	3.66%
Ratio of net investment income to average net assets prior to fees waived	3.21%	3.42%	3.59%	3.72%	3.64%
Portfolio turnover	16%	17%	17%	32%	7%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free Idaho Fund

					Year ended
Class C shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$10.980	$12.230	$11.720	$12.110	$11.480
Income (loss) from investment operations:
Net investment income[1]	0.289	0.329	0.348	0.351	0.342
Net realized and unrealized gain (loss)	0.569	(1.250)	0.509	(0.385)	0.633
Total from investment operations	0.858	(0.921)	0.857	(0.034)	0.975
Less dividends and distributions from:
Net investment income	(0.288)	(0.329)	(0.347)	(0.349)	(0.345)
Net realized gain	-	-	—	(0.007)	—
Total dividends and distributions	(0.288)	(0.329)	(0.347)	(0.356)	(0.345)

Net asset value, end of period	$11.550	$10.980	$12.230	$11.720	$12.110
Total return[2]	7.91%	(7.70%)	7.41%	(0.20%)	8.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,178	$33,236	$40,738	$35,797	$35,591
Ratio of expenses to average net assets	1.63%	1.63%	1.63%	1.65%	1.69%
Ratio of expenses to average net assets prior to fees waived	1.74%	1.72%	1.69%	1.71%	1.71%
Ratio of net investment income to average net assets	2.57%	2.76%	2.90%	3.03%	2.91%
Ratio of net investment income to average net assets prior to fees waived	2.46%	2.67%	2.84%	2.97%	2.89%
Portfolio turnover	16%	17%	17%	32%	7%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free Idaho Fund

12/31/13 [1]
Institutional Class shares	to 8/31/14
Net asset value, beginning of period	$11.060
Income from investment operations:
Net investment income[2]	0.291
Net realized and unrealized gain	0.509
Total from investment operations	0.800
Less dividends and distributions from:
Net investment income	(0.290)
Total dividends and distributions	(0.290)

Net asset value, end of period	$11.570
Total return[3]	7.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,080
Ratio of expenses to average net assets	0.63%
Ratio of expenses to average net assets prior to fees waived	0.74%
Ratio of net investment income to average net assets	3.46%
Ratio of net investment income to average net assets prior to fees waived	3.35%
Portfolio turnover	16% [4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	The average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire annual period.

Delaware Tax-Free New York Fund

					Year ended
Class A shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$10.570	11.670	$10.800	$11.150	$10.450
Income (loss) from investment operations:
Net investment income[1]	0.366	0.374	0.426	0.406	0.429
Net realized and unrealized gain (loss)	0.889	(1.080)	0.867	(0.351)	0.700
Total from investment operations	1.255	(0.706)	1.293	0.055	1.129
Less dividends and distributions from:
Net investment income	(0.365)	(0.375)	(0.423)	(0.405)	(0.429)
Net realized gain	-	(0.019)	—	—	—
Total dividends and distributions	(0.365)	(0.394)	(0.423)	(0.405)	(0.429)

Net asset value, end of period	$11.460	$10.570	$11.670	$10.800	$11.150
Total return[2]	12.06%	(6.27%)	12.18%	0.63%	11.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,589	$57,816	$53,456	$37,051	$37,716
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets prior to fees waived	1.06%	1.03%	1.01%	1.05%	1.07%
Ratio of net investment income to average net assets	3.32%	3.23%	3.77%	3.82%	3.94%
Ratio of net investment income to average net assets prior to fees waived	3.06%	3.00%	3.56%	3.57%	3.67%
Portfolio turnover	20%	33%	28%	54%	15%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free New York Fund

					Year ended
Class C shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$10.540	$11.640	$10.780	$11.120	$10.420
Income (loss) from investment operations:
Net investment income[1]	0.283	0.286	0.340	0.326	0.346
Net realized and unrealized gain (loss)	0.899	(1.080)	0.857	(0.341)	0.700
Total from investment operations	1.182	(0.794)	1.197	(0.015)	1.046
Less dividends and distributions from:
Net investment income	(0.282)	(0.287)	(0.337)	(0.325)	(0.346)
Net realized gain	-	(0.019)	—	—	—
Total dividends and distributions	(0.282)	(0.306)	(0.337)	(0.325)	(0.346)

Net asset value, end of period	$11.440	$10.540	$11.640	$10.780	$11.120
Total return[2]	11.35%	(7.00%)	11.26%	(0.04%)	10.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,491	$21,152	$20,524	$14,235	$13,462
Ratio of expenses to average net assets	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived	1.81%	1.78%	1.76%	1.80%	1.82%
Ratio of net investment income to average net assets	2.57%	2.48%	3.02%	3.07%	3.19%
Ratio of net investment income to average net assets prior to fees waived	2.31%	2.25%	2.81%	2.82%	2.92%
Portfolio turnover	20%	33%	28%	54%	15%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free New York Fund

12/31/13 [1]
Institutional Class shares	to 8/31/14
Net asset value, beginning of period	$10.710
Income from investment operations:
Net investment income[2]	0.279
Net realized and unrealized gain	0.749
Total from investment operations	1.028
Less dividends and distributions from:
Net investment income	(0.278)
Total dividends and distributions	(0.278)

Net asset value, end of period	$11.460
Total return[3]	9.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,769
Ratio of expenses to average net assets	0.55%
Ratio of expenses to average net assets prior to fees waived	0.80%
Ratio of net investment income to average net assets	3.55%
Ratio of net investment income to average net assets prior to fees waived	3.30%
Portfolio turnover	20% [4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	The average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

Delaware Tax-Free Pennsylvania Fund

	Year ended					Year ended
Class A shares	8/31/14	3/1/13 to 8/31/13[1]	2/28/13	2/29/12	2/28/11	2/28/10
Net asset value, beginning of period	$7.590	$8.410	$8.260	$7.550	$7.920	$7.410
Income (loss) from investment operations:
Net investment income[2]	0.293	0.148	0.315	0.329	0.349	0.346
Net realized and unrealized gain (loss)	0.570	(0.809)	0.150	0.710	(0.304)	0.609
Total from investment operations	0.863	(0.661)	0.465	1.039	0.045	0.955
Less dividends and distributions from:
Net investment income	(0.293)	(0.148)	(0.315)	(0.329)	(0.349)	(0.346)
Net realized gain	-	(0.011)	—	—	(0.066)	(0.099)
Total dividends and distributions	(0.293)	(0.159)	(0.315)	(0.329)	(0.415)	(0.445)

Net asset value, end of period	$8.160	$7.590	$8.410	$8.260	$7.550	$7.920

Total return[3]	11.58%	(7.94%)	5.73%	14.06%	0.48%	13.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$451,301	$453,451	$524,539	$508,505	$470,369	$503,534
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.88%	0.90%	0.93%
Ratio of expenses to average net assets prior to fees waived	0.95%	1.00%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets	3.73%	3.64%	3.77%	4.19%	4.42%	4.46%
Ratio of net investment income to average net assets prior to fees waived	3.66%	3.52%	3.67%	4.09%	4.34%	4.41%
Portfolio turnover	7%	5%	20%	21%	31%	43%
1	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
2	The average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.


Delaware Tax-Free Pennsylvania Fund

	Year ended					Year ended
Class C shares	8/31/14	3/1/13 to 8/31/13[1]	2/28/13	2/29/12	2/28/11	2/28/10
Net asset value, beginning of period	$7.590	$8.410	$8.260	$7.560	$7.920	$7.420
Income (loss) from investment operations:
Net investment income[2]	0.234	0.117	0.252	0.269	0.289	0.287
Net realized and unrealized gain (loss)	0.570	(0.809)	0.150	0.700	(0.294)	0.598
Total from investment operations	0.804	(0.692)	0.402	0.969	(0.005)	0.885
Less dividends and distributions from:
Net investment income	(0.234)	(0.117)	(0.252)	(0.269)	(0.289)	(0.286)
Net realized gain	-	(0.011)	—	—	(0.066)	(0.099)
Total dividends and distributions	(0.234)	(0.128)	(0.252)	(0.269)	(0.355)	(0.385)

Net asset value, end of period	$8.160	$7.590	$8.410	$8.260	$7.560	$7.920

Total return[3]	10.74%	(8.29%)	4.93%	13.05%	(0.15%)	12.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,096	$32,617	$39,572	$27,311	$21,571	$15,867
Ratio of expenses to average net assets	1.64%	1.64%	1.64%	1.64%	1.66%	1.69%
Ratio of expenses to average net assets prior to fees waived	1.71%	1.71%	1.69%	1.69%	1.69%	1.70%
Ratio of net investment income to average net assets	2.97%	2.87%	3.01%	3.43%	3.66%	3.70%
Ratio of net investment income to average net assets prior to fees waived	2.90%	2.80%	2.96%	3.38%	3.63%	3.69%
Portfolio turnover	7%	5%	20%	21%	31%	43%
1	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
2	The average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free Pennsylvania Fund

12/31/13 [1]
Institutional Class shares	to 8/31/14
Net asset value, beginning of period	$7.670
Income from investment operations:
Net investment income[2]	0.226
Net realized and unrealized gain	0.490
Total from investment operations	0.716
Less dividends and distributions from:
Net investment income	(0.226)
Total dividends and distributions	(0.226)

Net asset value, end of period	$8.160
Total return[3]	9.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,733
Ratio of expenses to average net assets	0.64%
Ratio of expenses to average net assets prior to fees waived	0.71%
Ratio of net investment income to average net assets	3.89%
Ratio of net investment income to average net assets prior to fees waived	3.82%
Portfolio turnover	7% [4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	The average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire annual period.

Delaware Tax-Free Minnesota Fund

					Year ended
Class A shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$11.970	$13.030	$12.480	$12.730	$12.180
Income (loss) from investment operations:
Net investment income[1]	0.445	0.445	0.487	0.492	0.484
Net realized and unrealized gain (loss)	0.734	(0.973)	0.660	(0.198)	0.550
Total from investment operations	1.179	(0.528)	1.147	0.294	1.034
Less dividends and distributions from:
Net investment income	(0.444)	(0.445)	(0.488)	(0.492)	(0.484)
Net realized gain	(0.035)	(0.087)	(0.109)	(0.052)	—
Total dividends and distributions	(0.479)	(0.532)	(0.597)	(0.544)	(0.484)
Net asset value, end of period	$12.670	$11.970	$13.030	$12.480	$12.730
Total return[2]	10.03%	(4.24%)	9.41%	2.50%	8.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$503,072	$540,533	$577,061	$538,170	$586,651
Ratio of expenses to average net assets	0.90%	0.90%	0.90%	0.91%	0.93%
Ratio of expenses to average net assets prior to fees waived	0.95%	0.95%	0.92%	0.93%	0.93%
Ratio of net investment income to average net assets	3.61%	3.47%	3.81%	4.02%	3.89%
Ratio of net investment income to average net assets prior to fees waived	3.56%	3.42%	3.79%	4.00%	3.89%
Portfolio turnover	10%	16%	16%	12%	20%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free Minnesota Fund

					Year ended
Class C shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$12.010	$13.070	$12.520	$12.780	$12.220
Income (loss) from investment operations:
Net investment income[1]	0.354	0.350	0.392	0.401	0.392
Net realized and unrealized gain (loss)	0.734	(0.973)	0.660	(0.207)	0.560
Total from investment operations	1.088	(0.623)	1.052	0.194	0.952
Less dividends and distributions from:
Net investment income	(0.353)	(0.350)	(0.393)	(0.402)	(0.392)
Net realized gain	(0.035)	(0.087)	(0.109)	(0.052)	—
Total dividends and distributions	(0.388)	(0.437)	(0.502)	(0.454)	(0.392)
Net asset value, end of period	$12.710	$12.010	$13.070	$12.520	$12.780
Total return[2]	9.19%	(4.93%)	8.58%	1.66%	7.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,612	$42,985	$41,368	$34,425	$38,981
Ratio of expenses to average net assets	1.65%	1.65%	1.65%	1.66%	1.68%
Ratio of expenses to average net assets prior to fees waived	1.70%	1.70%	1.67%	1.68%	1.68%
Ratio of net investment income to average net assets	2.86%	2.72%	3.06%	3.27%	3.14%
Ratio of net investment income to average net assets prior to fees waived	2.81%	2.67%	3.04%	3.25%	3.14%
Portfolio turnover	10%	16%	16%	12%	20%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free Minnesota Fund

12/31/13 [1]
Institutional Class shares	to 8/31/14
Net asset value, beginning of period	$12.070
Income from investment operations:
Net investment income[2]	0.336
Net realized and unrealized gain	0.589
Total from investment operations	0.925
Less dividends and distributions from:
Net investment income	(0.335)
Total dividends and distributions	(0.335)
Net asset value, end of period	$12.660
Total return[3]	7.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,533
Ratio of expenses to average net assets	0.65%
Ratio of expenses to average net assets prior to fees waived	0.70%
Ratio of net investment income to average net assets	3.84%
Ratio of net investment income to average net assets prior to fees waived	3.79%
Portfolio turnover	10% [4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	The average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire year.

Delaware Tax-Free Minnesota Intermediate Fund

					Year ended
Class A shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$10.840	$11.530	$11.130	$11.290	$10.820
Income (loss) from investment operations:
Net investment income[1]	0.342	0.330	0.355	0.375	0.376
Net realized and unrealized gain (loss)	0.490	(0.675)	0.400	(0.160)	0.469
Total from investment operations	0.832	(0.345)	0.755	0.215	0.845
Less dividends and distributions from:
Net investment income	(0.342)	(0.330)	(0.355)	(0.375)	(0.375)
Net realized gain	(0.010)	(0.015)	—	—	—
Total dividends and distributions	(0.352)	(0.345)	(0.355)	(0.375)	(0.375)
Net asset value, end of period	$11.320	$10.840	$11.530	$11.130	$11.290
Total return[2]	7.79%	(3.09%)	6.88%	2.02%	7.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,571	$90,110	$97,032	$87,924	$96,568
Ratio of expenses to average net assets	0.84%	0.84%	0.84%	0.84%	0.82%
Ratio of expenses to average net assets prior to fees waived	0.98%	0.97%	0.94%	0.95%	0.96%
Ratio of net investment income to average net assets	3.08%	2.89%	3.12%	3.43%	3.42%
Ratio of net investment income to average net assets prior to fees waived	2.94%	2.76%	3.02%	3.32%	3.28%
Portfolio turnover	14%	17%	21%	24%	22%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.


Delaware Tax-Free Minnesota Intermediate Fund

					Year ended
Class C shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$10.860	$11.560	$11.160	$11.320	$10.840
Income (loss) from investment operations:
Net investment income[1]	0.249	0.233	0.259	0.283	0.283
Net realized and unrealized gain (loss)	0.500	(0.685)	0.400	(0.160)	0.479
Total from investment operations	0.749	(0.452)	0.659	0.123	0.762
Less dividends and distributions from:
Net investment income	(0.249)	(0.233)	(0.259)	(0.283)	(0.282)
Net realized gain	(0.010)	(0.015)	—	—	—
Total dividends and distributions	(0.259)	(0.248)	(0.259)	(0.283)	(0.282)
Net asset value, end of period	$11.350	$10.860	$11.560	$11.160	$11.320
Total return[2]	6.96%	(3.99%)	5.96%	1.16%	7.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,651	$14,538	$16,210	$13,949	$14,649
Ratio of expenses to average net assets	1.69%	1.69%	1.69%	1.69%	1.67%
Ratio of expenses to average net assets prior to fees waived	1.73%	1.72%	1.69%	1.70%	1.71%
Ratio of net investment income to average net assets	2.23%	2.04%	2.27%	2.58%	2.57%
Ratio of net investment income to average net assets prior to fees waived	2.19%	2.01%	2.27%	2.57%	2.53%
Portfolio turnover	14%	17%	21%	24%	22%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Tax-Free Minnesota Intermediate Fund

12/31/13[1]
Institutional Class shares	to 8/31/14
Net asset value, beginning of period	$10.950
Income from investment operations:
Net investment income[2]	0.255
Net realized and unrealized gain	0.380
Total from investment operations	0.635
Less dividends and distributions from:
Net investment income	(0.255)
Total dividends and distributions	(0.255)
Net asset value, end of period	$11.330
Total return[3]	5.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,376
Ratio of expenses to average net assets	0.69%
Ratio of expenses to average net assets prior to fees waived	0.73%
Ratio of net investment income to average net assets	3.21%
Ratio of net investment income to average net assets prior to fees waived	3.17%
Portfolio turnover	14%[4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	The average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire year.

Delaware Minnesota High-Yield Municipal Bond Fund

					Year ended
Class A shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$10.250	$11.080	$10.490	$10.710	$9.910
Income (loss) from investment operations:
Net investment income[1]	0.404	0.399	0.420	0.430	0.415
Net realized and unrealized gain (loss)	0.628	(0.831)	0.596	(0.222)	0.798
Total from investment operations	1.032	(0.432)	1.016	0.208	1.213
Less dividends and distributions from:
Net investment income	(0.402)	(0.398)	(0.426)	(0.428)	(0.413)
Total dividends and distributions	(0.402)	(0.398)	(0.426)	(0.428)	(0.413)
Net asset value, end of period	$10.880	$10.250	$11.080	$10.490	$10.710
Total return[2]	10.25%	(4.06%)	9.86%	2.12%	12.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,044	$121,232	$124,717	$108,830	$119,038
Ratio of expenses to average net assets	0.89%	0.89%	0.89%	0.91%	0.93%
Ratio of expenses to average net assets prior to fees waived	0.99%	0.99%	0.97%	0.98%	0.98%
Ratio of net investment income to average net assets	3.82%	3.64%	3.89%	4.20%	4.02%
Ratio of net investment income to average net assets prior to fees waived	3.72%	3.54%	3.81%	4.13%	3.97%
Portfolio turnover	15%	14%	13%	5%	11%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Minnesota High-Yield Municipal Bond Fund

					Year ended
Class C shares	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10
Net asset value, beginning of period	$10.270	$11.100	$10.510	$10.730	$9.930
Income (loss) from investment operations:
Net investment income[1]	0.326	0.318	0.340	0.354	0.338
Net realized and unrealized gain (loss)	0.628	(0.832)	0.596	(0.222)	0.798
Total from investment operations	0.954	(0.514)	0.936	0.132	1.136
Less dividends and distributions from:
Net investment income	(0.324)	(0.316)	(0.346)	(0.352)	(0.336)
Total dividends and distributions	(0.324)	(0.316)	(0.346)	(0.352)	(0.336)
Net asset value, end of period	$10.900	$10.270	$11.100	$10.510	$10.730

Total return[2]	9.41%	(4.77%)	9.03%	1.36%	11.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,279	$33,140	$33,432	$26,718	$28,727
Ratio of expenses to average net assets	1.64%	1.64%	1.64%	1.66%	1.68%
Ratio of expenses to average net assets prior to fees waived	1.74%	1.74%	1.72%	1.73%	1.73%
Ratio of net investment income to average net assets	3.07%	2.89%	3.14%	3.45%	3.27%
Ratio of net investment income to average net assets prior to fees waived	2.97%	2.79%	3.06%	3.38%	3.22%
Portfolio turnover	15%	14%	13%	5%	11%
1	The average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Minnesota High-Yield Municipal Bond Fund

12/31/13 [1]
Institutional Class shares	to 8/31/14
Net asset value, beginning of period	$10.350
Income from investment operations:
Net investment income[2]	0.312
Net realized and unrealized gain	0.528
Total from investment operations	0.840
Less dividends and distributions from:
Net investment income	(0.310)
Total dividends and distributions	(0.310)
Net asset value, end of period	$10.880
Total return[3]	8.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,470
Ratio of expenses to average net assets	0.64%
Ratio of expenses to average net assets prior to fees waived	0.74%
Ratio of net investment income to average net assets	4.04%
Ratio of net investment income to average net assets prior to fees waived	3.94%
Portfolio turnover	15% [4]
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1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
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2	The average shares outstanding has been applied for per share information.
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3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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4	Portfolio turnover is representative of the Fund for the entire year.
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How to read the financial highlights

Net investment income (loss)
 Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from: Net realized gain."

Net asset value (NAV)
 This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
 This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
 The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
 We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Additional information

Contact information

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  Website: delawareinvestments.com

  Shareholder Service Center: 800 523-1918 (representatives available weekdays from 8:30 a.m. to 6:00 p.m. Eastern time)

    For fund information, literature, price, yield, and performance figures.

    For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

  Automated telephone service: 800 523-1918 (seven days a week, 24 hours a day)

    For convenient access to account information or current performance information on all Delaware Investments ® Funds, use this touch-tone service.

  Written correspondence: P.O. Box 9876, Providence, RI 02940-8076 (by regular mail) or 4400 Computer Drive, Westborough, MA 01581-1722 (by overnight courier service).

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Additional information about the Funds' investments is available in their annual and semiannual shareholder reports. In the Funds' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Funds, write to us at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or
4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Funds' website (delawareinvestments.com). You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC website (sec.gov). You may obtain copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
100 F Street, NE, Washington, DC 20549-1520. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

PR-322 [8/14] PDF 20170 [12/14]

Investment Company Act number: 811-04973, 811-04364, 811-07742, 811-04989, 811-03910, and 811-02715

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STATEMENT OF ADDITIONAL INFORMATION
December 30, 2014

Nasdaq ticker symbols
Institutional
	Class A	Class C	Class
Voyageur Insured Funds
Delaware Tax-Free Arizona Fund	VAZIX	DVACX	DAZIX
Voyageur Mutual Funds
Delaware Minnesota High-Yield Municipal Bond Fund	DVMHX	DVMMX	DMHIX
Delaware Tax-Free California Fund	DVTAX	DVFTX	DCTIX
Delaware Tax-Free Idaho Fund	VIDAX	DVICX	DTIDX
Delaware Tax-Free New York Fund	FTNYX	DVFNX	DTNIX
Voyageur Tax Free Funds
Delaware Tax-Free Minnesota Fund	DEFFX	DMOCX	DMNIX
Voyageur Intermediate Tax Free Funds
Delaware Tax-Free Minnesota Intermediate Fund	DXCCX	DVSCX	DMIIX
Voyageur Mutual Funds II
Delaware Tax-Free Colorado Fund	VCTFX	DVCTX	DCOIX
Delaware Group® State Tax-Free Income Trust
Delaware Tax-Free Pennsylvania Fund	DELIX	DPTCX	DTPIX

P.O. Box 9876, Providence, RI 02940-8076 (regular mail)
4400 Computer Drive, Westborough, MA 01581-1722 (overnight courier service)

For Prospectus, Performance, and Information on Existing Accounts: 800 523-1918
For Dealer Services (Broker/Dealers only): 800 362-7500

This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectus (the “Prospectus”), dated Dec. 30, 2014, as it may be amended from time to time, for each of the municipal bond funds listed above (each a “Fund” and collectively, the “Funds”). This SAI should be read in conjunction with the Prospectus. This SAI is not itself a Prospectus but is, in its entirety, incorporated by reference into the Prospectus. A Prospectus may be obtained through our website at delawareinvestments.com; by writing or calling your financial adviser; or by contacting the Funds’ distributor, Delaware Distributors, L.P. (the “Distributor”), at the above addresses, or by calling the above phone numbers. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA. The Funds’ financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm are incorporated by reference from each Fund’s annual report (“Annual Report”) into this SAI. An Annual Report will accompany any request for this SAI. An Annual Report can be obtained, without charge, by calling 800 523-1918.

TABLE OF CONTENTS
	Page		Page
Organization and Classification	2	Purchasing Shares	51
Investment Objectives, Restrictions, and Policies	2	Investment Plans	61
Investment Strategies and Risks	4	Determining Offering Price and Net Asset Value	63
Insurance	25	Redemption and Exchange	64
Disclosure of Portfolio Holdings Information	32	Distributions and Taxes	69
Management of the Trust	34	Performance	81
Investment Manager and Other Service Providers	42	Financial Statements	81
Portfolio Managers	47	Principal Holders	82
Trading Practices and Brokerage	49	Appendix A — Special Factors Affecting the Funds	93
Capital Structure	51	Appendix B — Description of Ratings	106

This SAI describes the Funds, which are series of Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Tax Free Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds II, and Delaware Group® State Tax-Free Income Trust (individually and collectively, the “Trust”). The Funds offer Class A and Class C shares (collectively, the “Retail Classes”). Each Fund also offers an Institutional Class (collectively, the “Institutional Classes” and together with the retail classes, the “Classes”). All references to “shares” in this SAI refer to all classes of shares of the Funds, except where noted. The Funds’ investment manager is Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust.

ORGANIZATION AND CLASSIFICATION

Organization
       Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Tax Free Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are organized as indicated in the table below:

Trust	Original Form and Date of	Current Form and Date of
	Organization	Organization
Voyageur Insured Funds	Minnesota Corporation	Delaware Statutory Trust
	(Jan. 6, 1987)	(Nov. 1, 1999)
Voyageur Intermediate Tax Free Funds	Minnesota Corporation	Delaware Statutory Trust
	(Jan. 21, 1985)	(Nov. 1, 1999)
Voyageur Mutual Funds	Minnesota Corporation	Delaware Statutory Trust
	(April 14, 1993)	(Nov. 1, 1999)
Voyageur Mutual Funds II	Minnesota Corporation	Delaware Statutory Trust
	(Jan. 13, 1987)	(Nov. 1, 1999)
Voyageur Tax Free Funds	Minnesota Corporation	Delaware Statutory Trust
	(Nov. 10, 1983)	(Nov. 1, 1999)
Delaware Group State Tax-Free Income	Pennsylvania Business Trust	Delaware Statutory Trust
Trust	(Nov. 23, 1976)	(April 29, 2000)

Classification

Each Trust is an open-end management investment company. Each Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of a Fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES

Investment Objectives

Each Fund’s investment objective is described in the Prospectus. Each Fund’s investment objective is fundamental, and may not be changed without shareholder approval. However, the Trust’s Board of Trustees (“Board”) must approve changes to nonfundamental investment objectives, and a Fund will notify shareholders at least 60 days prior to a material change in the Fund’s investment objective.

Fundamental Investment Restrictions

Each Fund has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Nonfundamental Investment Restrictions

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restriction, which is considered nonfundamental and may be changed by each Fund’s respective Board without shareholder approval: Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

In applying a Fund’s policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Except for a Fund’s policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish each Fund’s respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

It is possible that a Fund’s annual portfolio turnover rate may be greater than 100%; however, a Fund is not expected to have a portfolio turnover rate in excess of 100%.

For the fiscal years ended Aug. 31, 2013 and 2014, the Funds’ portfolio turnover rates were as follows:

Fund	2013	2014
Delaware Tax-Free Arizona Fund	18%	11%
Delaware Tax-Free California Fund	38%	13%
Delaware Tax-Free Colorado Fund	21%	22%
Delaware Tax-Free Idaho Fund	17%	16%
Delaware Tax-Free Minnesota Fund	16%	10%
Delaware Tax-Free Minnesota Intermediate Fund	17%	14%
Delaware Minnesota High-Yield Municipal Bond Fund	14%	15%
Delaware Tax-Free New York Fund	33%	20%
Delaware Tax-Free Pennsylvania Fund*	20%	7%

*In 2013, Delaware Tax-Free Pennsylvania Fund changed its fiscal year end from February to August. The portfolio turnover rates shown in the table above are for the fiscal years ended Feb. 28, 2013 and Aug. 31, 2014. For the fiscal period from Feb. 28–Aug. 31, 2013, Delaware Tax-Free Pennsylvania Fund’s portfolio turnover rate was 5%.

INVESTMENT STRATEGIES AND RISKS

The Funds’ investment objectives, strategies, and risks are described in the Prospectus. The following discussion supplements the description of the Funds’ investment strategies and risks that are included in the Prospectus. The Funds’ investment strategies are nonfundamental and may be changed without shareholder approval.

Tax-Exempt Obligations – Generally

The Funds invest primarily in tax-exempt obligations, often referred to as municipal bonds. The term “Tax-Exempt Obligations” refers to debt obligations issued by or on behalf of a state or that state’s counties, municipalities, authorities, agencies, or other subdivisions, as by the District of Columbia and United States territories such as Puerto Rico, Guam, or the U.S. Virgin Islands. These securities generally pay interest free from federal income tax (except, in certain instances, the alternative minimum tax, which will depend on a shareholder’s tax status) and from state personal income taxes, if any, for residents of that state. Generally for all Tax-Exempt Obligations, the issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the “principal”) at maturity. Tax-Exempt Obligations are issued to raise money for a variety of public or private purposes, including financing state or local government, specific projects, or public facilities. Tax-Exempt Obligations are classified as general or revenue obligations.

The value of the Tax-Exempt Obligations may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory, or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of a Fund’s investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers.

Securities in which the Funds may invest, including Tax-Exempt Obligations, are subject to the provisions of bankruptcy, insolvency, reorganization, and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by the U.S. Congress or a state’s legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax-Exempt Obligations may be materially affected.

Each Fund also concentrates its investments in a particular state. Therefore, there are risks associated with each Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Tax-Exempt Obligations, regional or local economic conditions that could adversely affect such obligations, and differing levels of supply and demand for municipal bonds particular to the state in which a Fund focuses its investments.

From time to time, legislation, some of which became law, has been introduced in the U.S. Congress for the purpose of restricting the availability of, or eliminating the federal income tax exemption for, interest on Tax-Exempt Obligations. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax-Exempt Obligations for investment by the Funds and the value of each Fund’s portfolio. In such event, management of the Funds may discontinue the issuance of shares to new investors and may reevaluate each Fund’s investment objective and policies and submit possible changes in the structure of each Fund for shareholder approval.

To the extent that the ratings given by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”), or Fitch, Inc. (“Fitch”) for Tax-Exempt Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment policies contained in the Funds’ Prospectus and this SAI. The ratings of Moody’s, S&P, and Fitch represent their opinions as to the quality of the Tax-Exempt Obligations, which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings provide an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

General obligation bonds. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways, and roads. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue bonds. The full faith, credit, and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond generally is the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund. As a result, an investment in revenue obligations is subject to greater risk of delay or non-payment if revenue does not accrue as expected or if other conditions are not met for reasons outside the control of a Fund. Conversely, if revenue accrues more quickly than anticipated, a Fund may receive payment before expected and have difficulty reinvesting the proceeds on equally favorable terms.

Derivatives — Generally

The Funds may invest in some or all of the following types of derivatives instruments, all of which are described in more detail in this section: futures, options, and swaps. Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps as long as each Fund’s investments in these investments, when aggregated with other taxable investments and securities that are rated below investment grade, do not exceed 20% of a Fund’s net assets, except for Delaware Minnesota High-Yield Municipal Bond Fund, which will invest more than 20% of its net assets in securities that are rated below investment grade.

General. Derivatives generally are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities, or related indices. Derivatives instruments allow a Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Because some derivatives instruments used by a Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires mutual funds to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. For more information about segregating assets, see “Segregation of Assets” in this section.

Exclusion from commodity pool operator definition. The Funds have claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, are not subject to CFTC registration or regulation as a CPO. In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require a Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options, and certain swaps, which in turn include non-deliverable currency forwards, as further described below. Because the Manager and a Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Funds are not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or a Fund, its investment strategies, or this SAI.

Generally, the exclusion from CPO regulation on which the investment manager relies requires a Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, the Manager would withdraw its notice claiming an exclusion from the definition of a CPO, and the investment manager would be subject to registration and regulation as a CPO with respect to the Fund; in that case, the Manager and the Fund would need to comply with all applicable CFTC disclosure, reporting, operational, and other regulations, which could increase Fund expenses.

Developing government regulation of derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivatives instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal(s). The Manager will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of the Fund’s investments and cost of doing business.

Duration

Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s term-to-maturity has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity.

Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond’s yield, coupon interest payments, final maturity, and call features into one measure. Duration is one of the fundamental tools used by the Manager in the selection of fixed income securities. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of 10 or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, the Manager will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Futures and Options on Futures

Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps, as long as each Fund’s investments in these investments, when aggregated with other taxable investments and securities that are rated below investment grade, do not exceed 20% of a Fund’s net assets, except for Delaware Minnesota High-Yield Municipal Bond Fund, which will invest more than 20% of its net assets in securities that are rated below investment grade.

Certain Funds may enter into futures contracts and options on futures contracts with respect to fixed income securities, interest rate, or securities indices (other than Delaware Minnesota High-Yield Municipal Bond Index), including any index of securities in which a Fund may invest. These transactions may be entered into for bona fide hedging and other permissible risk-management purposes. Futures and options will be used to facilitate allocation of a Fund’s investments among asset classes, to generate income, or to hedge against changes in interest rates or declines in securities prices or increases in prices of securities proposed to be purchased. Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing put options, and writing (i.e., selling) call options are strategies designed to protect against falling securities prices and can limit potential gains if prices rise. Purchasing futures contracts, purchasing call options, and writing put options are strategies whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain unchanged over time, option writing strategies tend to be profitable, while option buying strategies tend to decline in value.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (FCM), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset, or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells futures contracts.

The Funds generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that currently ranges from 1% to 15% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Funds’ use of futures contracts is subject to the risks associated with derivatives instruments generally. In addition, a purchase or sale of a futures contract may result in losses to a Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Manager’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the investment manager may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer.

For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Fund’s use of options on futures contracts is subject to the risks related to derivatives instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

High Yield, High-Risk Securities (“Junk Bonds”)

Each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 20% of its net assets in high yield, high-risk fixed income securities or junk bonds. Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in high yield, high-risk fixed income securities.

Securities rated lower than BBB- by S&P or Baa3 by Moody’s or similarly rated by another nationally recognized statistical ratings organization (“NRSRO”) are commonly known as junk bonds. Junk bonds are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer’s creditworthiness. Market prices of these securities may fluctuate more than market prices of higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Although the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See “Appendix – Description of Ratings.”

The market for lower-rated securities may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities and the Fund’s ability to dispose of these lower-rated debt securities.

Since the risk of default is higher for lower-quality securities, the Manager’s research and credit analysis is an integral part of managing any securities of this type. In considering junk bond investments, the Manager will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. The Manager’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Illiquid Investments/Restricted Securities

Each Fund is permitted to invest up to 15% of its respective net assets in illiquid securities. An investment is generally deemed to be illiquid if it cannot be sold within seven days in the ordinary course of business at approximately the amount at which a Fund is valuing the investment. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

The Funds may purchase privately placed debt and other securities whose resale is restricted under applicable securities laws. Such restricted securities generally offer a higher return than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which could result in the Funds obtaining a less favorable price on a resale.

Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Funds. Restricted securities generally offer a higher return potential than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which would result in a Fund obtaining a less favorable price on a resale.

While maintaining oversight, the Board has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund’s limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund’s holdings of illiquid securities exceed the Fund’s limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Inverse Floaters

Each Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. Otherwise, each Fund’s investments in taxable instruments and securities rated below investment grade, including inverse floaters on taxable bonds, are limited to 20% of a Fund’s respective net assets, except for Delaware Minnesota High-Yield Municipal Bond Fund, which will invest more than 20% of its net assets in securities that are rated below investment grade.

Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction to short-term interest rates or interest rate indices. Certain expenses of an inverse floater program will be deemed to be expenses of a Fund where the Fund has transferred its own municipal bonds to the trust that issues the inverse floater. To the extent that income from the inverse floater offsets these expenses, the additional income will have a positive effect on a Fund’s performance. Conversely, to the extent that these expenses exceed income earned from the trust collateral, the shortfall will have a negative effect on performance. Typically, a Fund invests in inverse floaters that permit the holder of the inverse floater to terminate the program in the event the fees and interest expense exceed income earned by the municipal bonds held by the trust. Inverse floaters may be more volatile than other tax-exempt investments.

Investment Companies

Each Fund may invest in other investment companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto. With respect to unaffiliated funds in which a Fund may invest, Section 12(d) (1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations, or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in unaffiliated underlying funds. To the extent that a Fund invests in another investment company, because other investment companies pay advisory, administrative, and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. Each Fund may also invest its cash balances in affiliated money market funds to the extent permitted by its investment policies and rules and exemptions granted under the 1940 Act.

A Fund may invest in securities issued by closed-end funds, subject to any Fund investment policies. If a Fund invests in shares issued by leveraged closed-end funds, it will face certain risks associated with leveraged investments. Investments in closed-end funds are subject to additional risks. For example, the price of the closed-end fund’s shares quoted on an exchange may not reflect the net asset value of the securities held by the closed-end fund, and the premium or discount the share prices represent versus net asset value may change over time based on a variety of factors, including supply of and demand for the closed-end fund’s shares, that are outside the closed-end fund’s control or unrelated to the value of the underlying portfolio securities. If a Fund invests in the closed-end fund to gain exposure to the closed-end fund’s investments, the lack of correlation between the performance of the closed-end fund’s investments and the closed-end fund’s share price may compromise or eliminate any such exposure.

Municipal Lease Obligations

Each Fund may invest in municipal lease obligations, primarily through certificates of participation, which represent a proportionate interest in the payments under a specified lease or leases.

Municipal lease obligations generally are issued to support a government’s infrastructure by financing or refinancing equipment or property acquisitions or the construction, expansion, or rehabilitation of public facilities. In such transactions, equipment or property is leased to a state or local government, which, in turn, pays lease payments to the lessor consisting of interest and principal payments on the obligations. Municipal lease obligations differ from other municipal securities because each year the lessee’s governing body must appropriate (set aside) the money to make the lease payments. If the money is not appropriated, the issuer or the lessee typically can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligations may not be paid.

Because annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt, and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property’s private sector or releasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

While cancellation risk is inherent to municipal lease obligations, the Manager believes that this risk may be reduced, although not eliminated, by its policies on the credit quality of municipal securities in which it may invest.

Options

The Funds, other than Delaware Minnesota High-Yield Municipal Bond Fund, may purchase and write put and call options on the securities in which they invest and on securities indices. Delaware Minnesota High-Yield Municipal Bond Fund may purchase call options, write call options on a covered basis, write secured put options, and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. Delaware Minnesota High-Yield Municipal Bond Fund may invest in options that are either listed on a national securities exchange (an “Exchange”) or traded over-the-counter. Delaware Minnesota High-Yield Municipal Bond Fund may write covered call options from time to time on such portion of its portfolio as the Manager determines is appropriate in seeking to achieve the Fund’s investment objective.

Overview. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates, and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the U.S. are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. A Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the investment manager deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. A Fund will write call options on a covered basis only.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of the Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, a Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, a Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and a Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, a Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange traded options). As the writer of an option, if a Fund wants to terminate its obligation, the Fund may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel a Fund’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by the Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by a Fund.

Over-the-counter (OTC) options. Like exchange traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While a Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Risks of options. A Fund’s options investments involve certain risks, including general risks related to derivatives instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Manager is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the Manager did not employ such strategies.

Private Activity Bonds

Each Fund may invest without limit in private activity bonds, except that a Fund’s investments in these bonds will be limited if such investments, in the aggregate, would cause the Fund to have less than 80% of its net assets invested in municipal securities the income from which is exempt from federal income tax, including the alternative minimum tax, and applicable state personal income taxes. If a Fund invests in private activity bonds, a portion of that Fund’s distributions may be subject to the federal alternative minimum tax. If a Fund invests in private activity bonds, a portion of that Fund’s distributions may be subject to the federal alternative minimum tax.

Private activity bonds are bonds whose proceeds are used to finance certain nongovernmental activities, and could include some types of industrial revenue bonds such as privately owned sports and convention facilities. The Tax Reform Act of 1986 (the “Tax Act”) limits the amount of new “private purpose” bonds that each state may issue and subjects interest income from these bonds to the federal alternative minimum tax. The Tax Act also makes the tax-exempt status of certain bonds depend upon the issuer’s compliance with specific requirements after the bonds are issued.

Private activity bonds are a type of municipal bond issued when funds are to be used for a nonessential purpose. Private activities for which tax-exempt bonds may be issued include airports, electric and gas distribution systems, government mass transportation systems, housing bonds, privately owned sports facilities, hazardous waste disposal facilities, solid waste disposal facilities, and student loans. Small issues of industrial development revenue bonds and nonprofit college and hospital bonds are also permitted. The Code limits the amount of new private activity bonds that each state can issue. The interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for taxpayers when determining their alternative minimum tax under the Internal Revenue Code.

Repurchase Agreements

A Fund may enter into repurchase agreements with financial institutions. A Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized, and well-established financial institutions whose condition will be continually monitored by the Manager. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Manager monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of a Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. The investments of a Fund in repurchase agreements, at times, may be substantial when, in the view of the Manager, liquidity or other considerations so warrant.

The funds in the Delaware Investments® family of mutual funds (each a “Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”) have obtained an exemption (the “Order”) from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments® Funds jointly to invest cash balances. A Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements

Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund may engage in “reverse repurchase agreements” with banks and securities dealers with respect to not more than 10% of each Fund’s total assets.

Reverse repurchase agreements are the opposite of repurchase agreements but involve similar mechanics and risks. In a reverse repurchase transaction, a Fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed price, date, and interest payment. Reverse repurchase agreements may be considered a borrowing under the federal securities laws, and therefore a Fund must have at least 300% asset coverage (total assets less liabilities, excluding the reverse repurchase agreement). Cash or liquid high-grade debt securities having an initial market value, including accrued interest, equal to at least 100% of the dollar amount sold by a Fund are segregated, i.e., set aside, as collateral and marked-to-market daily to maintain coverage of at least 100%. These transactions may increase the volatility of a Fund’s income or net asset value. A Fund carries the risk that any securities purchased with the proceeds of the transaction will depreciate or not generate enough income to cover the Fund’s obligations under the reverse repurchase transaction. These transactions also increase the interest and operating expenses of a Fund. Although reverse repurchase agreements are borrowings under the 1940 Act, a Fund does not treat these arrangements as borrowings under its investment restrictions, provided they are segregated on the books of the Fund or its custodian.

Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold, but is obligated to repurchase under the agreement. A default by the purchaser might cause a Fund to experience a loss or delay in the liquidation costs. A Fund generally enters into reverse repurchase agreements with domestic or foreign banks or securities dealers. The Manager will evaluate the creditworthiness of these entities prior to engaging in such transactions and it will conduct these activities under the general supervision of the Board.

Segregation of Assets

Consistent with SEC staff guidance, financial instruments that involve a Fund’s obligation to make future payments to third parties will not be viewed as creating any senior security provided that the Fund covers its obligations as described below. Those financial instruments can include, among others, (i) securities purchased on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, (viii) reverse repurchase agreements, and (ix) swaps.

Consistent with SEC staff guidance, a Fund will consider its obligations involving such a financial instrument as “covered” when the Fund (1) maintains an offsetting financial position, or (2) segregates liquid assets (constituting cash, cash equivalents, or other liquid portfolio securities) equal to the Fund’s exposures relating to the financial instrument, as determined on a daily basis. Dedicated Fund compliance policies and procedures, which the Board has approved, govern the kinds of transactions that can be deemed to be offsetting positions for purposes of (1) above, and the amounts of assets that need to be segregated for purposes of (2) above (“Asset Segregation Policies”).

A Fund’s Asset Segregation Policies may require the Fund to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order for the Fund to be able to segregate the required amount of assets. If segregated assets decline in value, a Fund will need to segregate additional assets or reduce its position in the financial instruments. In addition, segregated assets may not be available to satisfy redemptions or for other purposes, until a Fund’s obligations under the financial instruments have been satisfied. In addition, a Fund’s ability to use the financial instruments identified above may under some circumstances depend on the nature of the instrument and amount of assets that the Asset Segregation Policies require the Fund to segregate.

Swaps

Each Fund may invest up to 15% of its assets in credit default swap (“CDS”) contracts to the extent consistent with their investment objectives and strategies. Each Fund may invest in inflation, interest rate, and total return swaps to the extent consistent with its investment objectives and strategies. A Fund will only invest in these types of swap transactions when all the reference rates are related to or derived from instruments or markets in which the Fund is otherwise eligible to invest, and subject to the investment limitations on the instruments to which the purchased reference rate relates. The aggregate notional amount (typically, the principal amount of the reference security or securities) of a Fund’s investments in CDS contracts will be limited to 15% of the Fund’s total net assets. The Funds will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent credit quality by the Manager.

New swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The new regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has completed most of its rules implementing the Dodd-Frank Act swap regulations. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits, but has not yet completed its rulemaking.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank, or other financial institution. A Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional risks not involved with uncleared swaps. For more information, see “Risks of cleared swaps” below.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank, or other financial institution. A Fund generally will enter into cleared swaps through a swap execution facility. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty.

When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the swap agreement. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

Recently adopted CFTC rules require the trading and execution of certain cleared swaps on public trading facilities. Trading on an exchange-type system may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past.

Credit Default Swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determination Committees are comprised principally of dealers in the OTC derivatives markets, which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred. For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

In response to counterparty risk, a Fund will not be permitted to enter into any uncleared CDS transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference”) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Manager correctly to predict which types of investments are likely to produce greater returns. If the Manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates, or other applicable factors, the investment performance of a Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, a Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. A Fund’s investment manager, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund’s swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds identities as intended.

Certain Internal Revenue Service (“IRS”) positions may limit a Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” above.

Risks of uncleared swaps. Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency, or bankruptcy by a swap counterparty. In such an event, a Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. The Manager will only approve a swap agreement counterparty for a Fund if the Manager deems the counterparty to be creditworthy under the Fund’s Counterparty Credit Review Standards. However, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to a Fund’s investment in certain types of swaps. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

Finally, a Fund is subject to the risk that, after entering into a cleared swap, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment.

Because some swaps used by a Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires mutual funds to “cover” or segregate liquid assets equal to the potential exposure created by such swaps. For more information about segregating assets, see “Segregation of Assets” in this section.

Taxable Obligations
The Funds may invest to a limited extent in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income (or property) taxation. The Funds also may invest in certificates of deposit, bankers’ acceptances, and other time deposits. With respect to Delaware Tax-Free Colorado Fund, investments in time deposits generally are limited to London branches of domestic banks that have total assets in excess of one billion dollars.

Obligations of Domestic Banks, Foreign Banks, and Foreign Branches of U.S. Banks. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks are not covered by the Federal Deposit Insurance Corporation (“FDIC”) and may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Unless they can be traded on a secondary market, certificates of deposit with penalties for early withdrawal will be considered illiquid.

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. Government Obligations
The Funds may invest in securities issued or guaranteed by the U. S. government or its agencies or instrumentalities.

U.S. government securities include obligations of, or guaranteed by, the U.S. federal government, its agencies, instrumentalities, or sponsored enterprises. Some U.S. government securities are supported by the full faith and credit of the U.S. government. These include U.S. Treasury obligations and securities issued by Ginnie Mae. A second category of U.S. government securities are those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the U.S. government to meet its obligations. These include securities issued by Federal Home Loan Banks.

A third category of U.S. government securities are those supported by only the credit of the issuing agency, instrumentality, or sponsored enterprise. These include securities issued by the Fannie Mae and Freddie Mac. In the event of a default, an investor like a Fund would only have legal recourse to the issuer, not the U.S. government. Although the U.S. government has provided support for these securities in the past, there can be no assurance that it will do so in the future. The U.S. government has also made available additional guarantees for limited periods to stabilize or restore a market in the wake of an economic, political, or natural crisis. Such guarantees, and the economic opportunities they present, are likely to be temporary and cannot be relied upon by a Fund. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Variable and Floating Rate Notes
The Funds may invest in variable or floating rate demand notes.

Variable rate master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted Fund maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating-rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.

When-Issued and Delayed Delivery Securities
New issues of Tax-Exempt Obligations and other securities are often purchased on a when-issued or delayed-delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction.

Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero-Coupon Bonds and Payment-in-Kind Bonds
The Funds may invest in zero-coupon and payment-in-kind Tax-Exempt Obligations.

The credit risk factors pertaining to lower rated securities also apply to lower-rated zero coupon, deferred interest, and payment-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon, deferred interest and payment-in-kind bonds involve additional special considerations.

Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

Payment-in-kind bonds are securities that pay interest through the issuance of additional bonds. A Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when a Fund receives no cash interest payments on its zero coupon securities or deferred interest or payment-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. A Fund is not limited in the amount of its assets that may be invested in these types of securities.

Special Risks related to Cybersecurity Issues
As an open-end management investment company, the Trust has delegated its operational activities to third-party service providers, subject to the oversight of the Board. Because the Trust operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that is potentially subject to cyber attacks. The third-party service providers that facilitate the Trust’s business activities, including, but not limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trust and its shareholders, including from breakdowns or failures of the third-party service providers’ own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trust’s third-party service providers could disrupt the Trust’s operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and its third-party service providers have business continuity plans and other safeguards in place, the operations of the Trust’s third-party service providers may be adversely affected by significant disruption of the service providers’ operating systems or physical infrastructure that support the Trust and its shareholders.

The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trust’s third-party service providers are subject. The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Trust. The Trust’s third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss, or destruction of the Trust’s or its shareholders’ confidential and other information, or otherwise disrupt the business operations of the Trust or its third-party service providers. Although to date the Trust has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trust or its third-party service providers will not suffer such losses in the future.

Disruptions or failures in the physical infrastructure or operating systems that support the Trust’s third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trust’s third-party service providers use to service the Trust’s operations, could result in financial losses, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trust and its third-party service providers have established seek to identify and mitigate the types of risk to which the Trust and its third-party service providers are subject. As with any risk management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

INSURANCE

Financial health of municipal bond insurance companies
About one half of the $3.75 trillion in outstanding U.S. municipal bonds are “wrapped” with a municipal bond insurance policy from one of several “monoline” financial guarantors. The municipal financial guaranty business began in 1971 when Ambac Indemnity Corporation (now Ambac Assurance Corporation) (“Ambac”) began underwriting bond insurance policies for municipalities. MBIA Insurance Corporation (“MBIA”) began underwriting bond insurance policies in 1973. The insurance policies of Ambac and MBIA received the highest-quality insurer financial strength ratings of AAA from Moody’s, S&P, and Fitch. Over time a total of five other monoline firms — Assured Guaranty Corporation (“Assured Guaranty”), CIFG Assurance North America (“CIFG”), Financial Guaranty Insurance Co. (“FGIC”), Financial Security Assurance, Inc. (“FSA”), and XL Capital Assurance, Inc. (“XLCA”) — entered the financial guaranty business, offering insurance policies that were rated AAA by all three rating agencies. Berkshire Hathaway Assurance Corporation (“BHAC”), a subsidiary of Berkshire Hathaway, Inc., began offering municipal bond insurance policies in 2008. S&P assigned a AAA insurer financial strength rating to BHAC on April 14, 2008, while Moody’s assigned BHAC an insured financial strength rating of Aaa on April 25, 2008. Two specialty “second tier” monolines, Radian Asset Assurance, Inc. (“Radian”) and ACA Financial Guaranty Corp. (“ACA”), offer insurance policies with insurer financial strength and claims-paying resources that initially were rated at less than AAA.

Over the past several years, several financial guarantors expanded their business lines to include the writing of insurance policies and credit default swap contracts for structured finance, which includes residential mortgage-backed securities (“RMBS”) and collateralized debt obligations (“CDOs”) that contain both sub-prime and prime mortgages and home equity lines of credit (“HELOCs”). The structured finance portion of the financial guarantors accounted for about one third of the $2.5 trillion in insured par values.

The national housing slowdown and the widespread decline of home prices that began in 2006 triggered a significant increase in mortgage delinquencies and foreclosures, especially in the sub-prime mortgage sector. The rate of delinquencies and foreclosures greatly exceeded historical averages, especially for sub-prime mortgages and HELOCs that were underwritten in 2006 and 2007 as underwriting standards declined. During the summer and fall of 2007, all but two of the seven “first tier” or AAA-rated financial guarantors began to report sharp increases in their mark-to-market losses associated with the credit default swap contracts for insured RMBS and CDO exposure. The monoline insurers also began to set aside case loss reserves for future expected monetary losses associated with the payment of future claims in their structured finance portfolios. With the rise in delinquencies and weaker performance in mortgage pools, and CDOs with sub-prime exposure, the three rating agencies developed updates of their capital adequacy models for the financial guarantors. Extensive revisions to the capital models were completed in the second half of 2007. The revised capital models projected that future cumulative losses from sub-prime mortgages, HELOCs, and CDOs with sub-prime exposure would eat into the excess capital reserves that are necessary for the monoline insurers to maintain their AAA insurer financial strength rating. All three rating agencies disclosed that several of the monoline insurers would experience capital shortfalls that would require new capital infusions and risk reduction measures or else the insurer financial strength rating for the monoline insurers would be downgraded to below AAA.

In response to the higher loss expectations in structured finance, several of the monoline insurers including Ambac, MBIA, Assured Guaranty, and CIFG announced or completed plans to raise additional capital and claims-paying resources. Starting in January 2008, the three rating agencies began to take negative actions against a number of the municipal bond insurers. These actions included actual rating downgrades, assigning negative outlooks, and/or placing the insurer financial strength rating on credit watch for possible downgrade. Through early April 2008, five of the seven first-tier monoline insurers had been downgraded by one or more of the rating agencies. By June 19, 2008, MBIA and Ambac, the two largest municipal bond insurers, were no longer rated AAA by any of the three rating agencies.

During 2008, the rating agencies continued to revise their capital adequacy models to incorporate higher loss assumptions in the insured structured finance portfolios of RMBS and CDOs with mortgage-backed securities exposure. These more severe stress case loss scenarios resulted in additional downgrades for the monoline firms with three bond insurers, CIFG, FGIC, and Syncora Guarantee, Inc. (formerly XLCA) (“Syncora”) receiving downgrades on their insurer financial strength ratings to below investment grade. In July 2008, Moody’s placed the Aaa ratings of Assured Guaranty and FSA under review for possible downgrade due to stress case losses in their respective insured mortgage-backed securities portfolios. In early October 2008, the AAA ratings of FSA were placed on CreditWatch Negative by S&P and on Rating Watch Negative by Fitch due to the risk of additional expected losses in FSA’s insured structured finance portfolio. Fitch withdrew its rating on Ambac Assurance Corporation on June 26, 2008.

On Nov. 21, 2008, Moody’s downgraded to Aa2 from Aaa the insured financial strength rating of Assured Guaranty and assigned a stable outlook. Also on Nov. 21, 2008, Moody’s downgraded the insured financial strength rating of FSA to Aa3 from Aaa with a developing outlook. On Nov. 14, 2008, Assured Guaranty announced an agreement to acquire FSA.

During 2008, the par amount of long-term municipal bonds sold with a bond insurance policy was $72.181 billion or 18.53% of total municipal issuance.

In mid-February 2009, MBIA announced a restructuring of the firm with the creation of a new U.S. public finance bond insurance company, MBIA Insurance Corporation of Illinois, which took on 100% of the $537 billion public finance portfolio of MBIA Corp., including a $184 billion reinsurance transaction with FGIC. The structured finance portfolio will remain with MBIA. The new public finance monoline was renamed National Public Finance Guarantee Corporation (“National”). The new “municipal only” bond insurer was initially rated Baa1 by Moody’s and AA- by S&P in February 2009. S&P further downgraded National to A on June 9, 2009. Shortly after the transaction was approved by the New York State Insurance Commissioner, certain policyholders in the structured finance portfolio filed a class action lawsuit against MBIA Inc. and related parties alleging that the transaction is a fraudulent conveyance in breach of contract of their financial guaranty policyholders.

On March 16, 2009, shareholders of Assured Guaranty approved the acquisition of Financial Security Assurance Holdings Ltd. The purchase of FSA by Assured Guaranty has been approved by the New York State Insurance Department and the Oklahoma Insurance Department. The principal remaining conditions for Assured Guaranty’s acquisition of FSA are: (1) finalization of arrangements under which Dexia S.A. (“Dexia”) retains the responsibility for FSA’s Financial Products business and (2) confirmation by Moody’s, S&P, and Fitch that the acquisition of FSA would not have a negative impact on Assured Guaranty’s or FSA’s insurer financial strength ratings.

On March 25, 2009, S&P revised the outlook of the AAA rating on BHAC to negative. The S&P rating action means that there are now no AAA-rated monoline insurers that have retained “AAA/Stable” outlooks from all of the rating agencies.

On April 8, 2009, Moody’s downgraded BHAC to Aa1 from AAA and assigned a stable outlook.

On April 20, 2009, S&P affirmed the AAA insurer financial strength rating of FSA, but revised the outlook to negative.

On May 4, 2009, Fitch downgraded the insurer financial strength rating of Assured Guaranty to AA from AAA and placed the rating on Rating Watch Evolving.

On May 11, 2009, Fitch downgraded the insurer financial strength rating of FSA to AA+ from AAA.

On May 13, 2009, a second lawsuit was filed against MBIA Inc., MBIA, and MBIA Insurance Corporation of Illinois alleging fraudulent conveyance in the financial restructuring announced by MBIA Inc. as it launched a separate municipal-only municipal bond insurance subsidiary, National. The plaintiffs include a consortium of domestic and international banks, including J.P. Morgan Chase, Wells Fargo, Morgan Stanley Capital Services, Citibank, the Royal Bank of Scotland, Barclays Bank PLC, HSBC Bank USA, UBS AG, and Société Générale, among others.

On May 20, 2009 Moody’s placed its Aa2 rating on Assured Guaranty under review for possible downgrade.

On June 10, 2009, Assured Guaranty and Dexia announced that the closing conditions had been met for the acquisition of FSA by Assured Guaranty. Assured Guaranty and Dexia announced that they expected to close the transaction on July 1, 2009. (Sources: various reports and press releases by Moody’s, S&P, and Fitch and press releases by Assured Guaranty and MBIA Inc.)

On Oct. 12, 2009, Fitch downgraded the insurer financial strength rating of Assured Guaranty to AA- from AA. Fitch also downgraded FSA to AA from AA+.

On Nov. 2, 2009, FSA changed its name to Assured Guaranty Municipal Corporation (“AGMC”).

On Nov. 12, 2009, Moody’s downgraded the insured financial strength rating of Assured Guaranty to Aa3 from Aa2 and kept the rating under review for downgrade. Moody’s confirmed the insured financial strength rating of AGMC at Aa3 with a negative outlook.

During 2009, the par amount of long-term municipal bonds sold with a bond insurance policy was $35.432 billion or 8.64% of total municipal issuance.

On Feb. 4, 2010, S&P downgraded the insurer financial strength rating of BHAC to AA+ from AAA, with a stable outlook.

On Feb. 10, 2010, Fitch withdrew its ratings on Assured Guaranty and AGMC.

On March 25, 2010, S&P revised its insurer financial strength ratings on Ambac to “R” from “CC”. The rating agency made the change following a directive by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”) to Ambac to establish a segregated account for certain of Ambac’s liabilities, primarily insurance policies related to credit derivatives, RMBS and other structured finance transactions. In conjunction with the establishment of the segregated account, the OCI has commenced rehabilitation proceedings with respect to the liabilities contained in the segregated account in order to facilitate an orderly run-off and/or settlement of those specific liabilities.

On Oct. 25, 2010, S&P lowered its counterparty and financial strength ratings on Assured Guaranty and AGMC to AA+ from AAA. The outlook on both companies is stable.

On Nov. 8, 2010, Ambac Financial Group (“AFG”), the parent of Ambac, filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code. As a result of the bankruptcy filing of AFG, S&P withdrew its ratings on Ambac and related entities on Nov. 30, 2010. Moody’s confirmed its Caa2 rating of Ambac on Nov. 23, 2010.

On Dec. 22, 2010, S&P lowered its counterparty, financial strength, and financial enhancement ratings on National to BBB from A, with a developing outlook.

In 2010, total long-term sales of municipal bonds were $431.893 billion. The total amount of municipal bonds sold as insured was $26.960 billion or 6.24% of total issuance.

On Jan. 26, 2011, S&P released a “Request for Comment: Bond Insurance Criteria.” The report presented proposed revisions and updates to S&P’s criteria for rating bond insurance companies. The proposed methodology considered a common set of nine analytic categories, and a business framework and sub-factors into bond insurance criteria. Some of the changes that were proposed included a new aggregate leverage test, increases in capital charges associated with municipal exposures, reduction in the single risk limit for municipal exposures, and increases in the capital charges for structured finance transactions. S&P indicated that if the proposed criteria were adopted, the rating agency would lower its ratings on existing investment grade bond insurers by one or more rating categories, unless those bond insurers raised additional capital or reduced risk. The deadline for submitting comments to the proposed bond insurance criteria was closed out on March 25, 2011. On April 21, 2011, S&P announced that comments from investors, insurers, issuers and other market participants were being reviewed. S&P published its final criteria on bond insurers early in the third quarter of 2011 and published updated ratings that incorporated the application of the new criteria on Sept. 7, 2011.

On April 4, 2011, Moody’s withdrew its rating on Ambac Assurance Corporation.

On Aug. 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. from AAA to AA+ and assigned a negative outlook. As a result of this rating action, S&P revised the outlook of AGMC, Assured Guaranty, and BHAC from stable to negative.

On Sept. 27, 2011, S&P placed its AA+ long-term counterparty credit and insurance financial strength ratings on AGMC and Assured Guaranty on CreditWatch with negative implications. The CreditWatch placement is due to significant concentration risk in Assured’s consolidated insured portfolio, which now breaches the largest-obligors test and is not consistent with S&P’s updated criteria for monolines.

On Nov. 30, 2011, S&P lowered the counterparty and financial strength ratings on AGMC and Assured Guaranty to AA- from AA+. The ratings on AGMC and Assured Guaranty were removed from CreditWatch where they were placed on Sept. 27, 2011, with negative implications. The outlook for both insurers is stable.

On Dec. 19, 2011, Moody’s downgraded the insured financial strength rating of National to Baa2 from Baa1 and changed its outlook from developing to negative. The downgrade reflects weakening of the overall MBIA group’s market standing due to growing losses at National’s affiliated companies, principally MBIA, and due to the decline in the level of liquid assets, which may be needed to meet the liquidity requirements of bulk settlements with National’s counterparties.

On March 20, 2012, Moody’s placed the Aa3 insured financial strength ratings of AGMC, Assured Guaranty and their affiliated operating companies on review for possible downgrade. Factors that contributed to the review action included constrained business opportunities, continued economic stress affecting mortgage-backed and municipal borrowers, and pressure by the bond insurers on new business margins due to low interest rates and tight credit spreads. The rating agency also noted Assured’s elevated exposure to below-investment-grade exposure, including, RMBS, trust preferred, and municipal risks, which could put pressure on the qualified capital and loss reserves and total claims-paying resources of AGMC and Assured Guaranty.

On July 23, 2012, Build America Mutual Assurance Company (“BAM”) began operations as the financial guaranty industry’s first mutual bond insurer. Chartered to serve the U.S. municipal market, BAM received financial strength ratings of AA/Stable from S&P and is regulated by the New York State Department of Financial Services. BAM’s insured portfolio will be limited to fixed-rated, fully amortizing debt issued by U.S. essential public purpose municipal issuers qualifying under Section 115 of the Internal Revenue Code. Claims-paying resources were initially funded from $500 million in capital, which grew over time from member surplus contributions. BAM’s capital structure also includes a $100 million collateralized first loss reinsurance protection for up to 15% of par for each policy written. As a mutual insurer, the company is 100% owned by its policyholders, the municipal issuers that purchase insurance from the company. BAM wrote its first policy in late September 2012.

On July 30, 2012, Moody’s placed the Ca insured financial strength rating of Syncora on review for upgrade following the firm’s announcement on July 17, 2012 of a $375 million settlement of RMBS-related claims and other claims with Countrywide and Bank of America (“BOA”).

On Nov. 8, 2012, Moody’s withdrew the rating on Syncora due to lack of reporting information.

On Jan. 17, 2013, Moody’s lowered the insured financial strength rating on AGMC two notches to A2 from Aa3 and lowered the insured financial strength rating of Assured Guaranty three notches to A3 from Aa3. The outlook for both ratings is stable. AGMC insures $237 billion of U.S. municipal bonds while Assured Guaranty backs $60 billion in par. The rating agency’s downgrade action focused on a reassessment of Assured’s business franchise, expected future profitability, and limited financing flexibility, rather than on the insurer’s claims-paying resources, which, according to the rating agency, remain at the high Aa level. The overall insured financial strength rating score was dragged down by Moody’s Baa assessment of AGMC’s franchise value and strategy, a mid-A assessment of its insurance portfolio characteristics, an A rating for the profitability factor and Baa score for AGMC’s financial flexibility. The rating report noted “material exposure” to legacy mortgage-related risks and large risks among individual municipal credits that led to an A assessment of AGMC’s insurance portfolio characteristics. While AGMC’s financial leverage was viewed as modest, the ability of the firm to access new funds on a cost-effective basis may be constrained.

On Feb. 28, 2013, S&P lowered its financial strength rating on National from BBB to BB with a developing outlook. The rating action reflected the rating agency’s view of the company’s weakened capital adequacy position and financial risk profile and the concern that National’s parent, MBIA Corp., will likely come under regulatory control over the next 12 months.

On May 6, 2013, Assured Guaranty Ltd. announced that it had reached a settlement with UBS resolving Assured Guaranty’s claims related to specific RMBS transactions that were issued, underwritten, or sponsored by UBS and insured by Assured Guaranty under financial guaranty insurance policies. Under the settlement, Assured Guaranty will receive an initial cash payment of $358 million. Additionally, UBS will reimburse Assured Guaranty for a portion of all future loss under a collateralized loss-sharing reinsurance agreement. On June 21, 2013, Assured Guaranty Ltd. announced that Assured Guaranty and Flagstar Bank have entered into a Settlement Agreement related to insured RMBS under which Assured Guaranty will receive a cash payment of $105 million.

On May 10, 2013, following the announcement on May 6, 2013 by MBIA, Inc. and BOA of a comprehensive settlement of outstanding litigation, S&P raised its financial strength rating on National to A from BBB and removed it from CreditWatch where is was placed with positive implications on May 8, 2013. S&P also raised the counterparty rating on MBIA, Inc. to BBB from B- and removed the rating from CreditWatch with positive implications on May 8, 2013. The rating on MBIA Insurance Corp. was raised from CCC to B. The outlook for all three companies is now stable.

Under the terms of the Settlement Agreement, MBIA Corp. will receive a net payment of $1.7 billion and MBIA Corp. will dismiss the litigation commenced in September 2008 against Countrywide Home Loans, Inc. and later amended to include claims against Bank of America. BOA and MBIA have also agreed to the commutation of all of the MBIA Corp. policies held by BOA, which has a notional insured amount of $7.4 billion and includes $6.1 billion of credit default policies held by BOA referencing commercial real estate exposures. BOA also agreed to dismiss its claims in the pending litigation regarding the restructuring transactions announced by MBIA on Feb. 18, 2009. The payment from BOA will be used to repay the remaining outstanding balance and accrued interest on MBIA Corp.’s secured loan from National, which had an outstanding balance of $1.6 billion as of May 2, 2013.

S&P’s stable outlook on National is based on the expectation that the bond issuer could in the future begin to write new policies for municipal bonds. The rating upgrade notes the company’s stable and strong earnings and the low potential for stressed losses in light of the low risk profile of the insured municipal only portfolio. It also reflects the expectation that other parties involved in the litigation over the splitting up of MBIA into separate municipal only insurance firm (National) and structured finance insurance firm (MBIA Insurance Corp.) will dismiss or settle their litigation claims against MBIA. National’s ability to pay dividends to support MBIA Inc.’s liquidity was another factor in upgrading the rating on MBIA Inc. to investment grade.

On May 21, 2013, Moody’s upgraded the insurance financial strength ratings of National to Baa1 from Baa2. It also upgraded the Insurer Financial Strength (“IFS”) ratings of MBIA Insurance Corporation to B3 from Caa2, as well as the ratings of the holding company, MBIA Inc. to Ba3 from Caa1. The rating outlook for all three companies is positive. The Baa1 IFS rating and positive outlook of National incorporates the insurer’s improved credit profile after the repayment of a loan from MBIA Corp. and the termination of the litigation related to the group’s 2009 organizational restructuring. The rating also factors in the lack of participation in the new underwriting business over the past five years and its continued affiliation with the much weaker MBIA Corp.

On July 22, 2013, Municipal Assurance Corp. (“MAC”), a new municipal bond insurance company that will insure only selected categories of U.S. municipal bonds opened for business. The new monoline insurer has $1.5 billion in claims paying resources and received initial insurer financial strength ratings of AA+ (stable outlook) from Kroll Bond Rating Agency and AA- (stable outlook) from S&P. MAC was capitalized from $800 million in cash and securities contributed by AGMC and Assured Guaranty Corp, which own MAC jointly through a holding company. MAC also has an initial statutory unearned premium reserve of $709 million from a $103 billion net statutory par, 100% investment grade book of insured U.S. municipal bonds reinsured by MAC from AGM and Assured Guaranty. It is licensed in 37 states and the District of Columbia. MAC’s underwriting guidelines and credit policies limit its business to municipal bonds only in S&P’s municipal risk categories 1 and 2, which are largely general obligation bonds, sales tax, lease and general fund obligations; and water, sewer, public electric power, public higher education, and transportation revenue bonds.

On March 18, 2014, S&P raised the insurance financial strength rating on National to AA- from A with a stable outlook. As of Dec. 31, 2013, National’s insured public finance portfolio was $277 billion. Claims paying resources totaled $5.3 billion as of Dec. 31, 2013, with a statutory unearned premium reserve of $1.7 billion, and an investment portfolio of $4.8 billion.

On March 18, 2014, S&P also raised the insurer financial strength and enhanced ratings on AGMC and MAC to AA from AA-. The outlook is stable for all three bond insurers. As of Dec. 31, 2013, Assured Guaranty Ltd. had net par outstanding of $459.1 billion and U.S. public finance insured par of $352.2 billion. Assured Guaranty Ltd.’s claims paying resources totaled $12.1 billion, with a net unearned premium reserve of $4.1 billion and an investment portfolio of $11.0 billion.

On May 21, 2014, Moody’s upgraded the insurer financial strength rating of National to A3 from Baa1 with a stable outlook. The rating upgrade factors in the positive impact of recent settlements of commercial real estate exposures and the ongoing portfolio runoff in this market segment, which helped improve the bond insurer’s capital adequacy and liquidity profile. The rating reflects the insurer’s strong stand alone capital profile and its ongoing efforts to re-start insuring U.S. municipal debt in the primary and secondary markets.

On June 23, 2014, S&P affirmed its AA+ insurer financial strength rating on Berkshire Hathaway Assurance Corp. and revised the outlook to stable from negative.

On July 2, 2014, Moody’s affirmed the insurer financial strength rating of National at A3, but changed the outlook to negative due to the enactment by the Commonwealth of Puerto Rico of a law, the Puerto Rico Public Corporation Debt Enforcement and Recovery Act (Recovery Act), which will allow public corporations to defer restructure their debt obligations. As of March 31, 2014, National had gross par exposure of $4.8 billion to Puerto Rico issuers (an amount equal to 145% of National’s qualified statutory capital), all of which are rated below investment grade by Moody’s, including $2.5 billion of gross par to various public corporations that could use the Recovery Act to restructure their debts.

On July 2, 2014, Moody’s affirmed the IFS rating of Assured Guaranty at A3, but changed the outlook from stable to negative due to exposure to bonds issued by the Commonwealth of Puerto Rico and its public corporations. As of the first quarter of 2014, Assured Guaranty had $1.54 billion in total net par exposure to Puerto Rico issuers, which represented 81% of its qualified statutory capital. Assured Guaranty’s exposure includes about $890 million in net par exposure to Puerto Rico public corporations that are eligible to participate in the new Recovery Act. This level of exposure is equal to 48% of Assured Guaranty’s qualified statutory capital.

For 2013, total long-term sales of municipal bonds were $329.807 billion, which represents a decrease of 13.10% over issuance in 2012. The total amount of municipal bonds sold as insured during 2013 was $11.478 billion or 3.48% of total long-term bond sales through 1,022 issues. In 2012, the total amount of long-term municipal bonds that came to the market as insured was $13.274 billion (1,163 issues). Insurance penetration in 2012 was 3.5% of total long-term sales volume of $379.608 billion.

For the first 11 months of 2014, total long-term sales of municipal bonds were $294,892 billion (9.778 issues), which represents a drop in year-to-date volume of 3.90% over the first 11 months of 2013. Insured issue volume totaled $16.695 billion (1,261 issues), representing an increase of 67.7%, which is in par when compared to the first 11 months of 2013. Market penetration by insured deals was 5.66% so far in 2014.

Funds’ investment in insured bonds
The Manager anticipates that substantially all of the insured municipal obligations in the Funds’ investment portfolios will be covered by either primary insurance or secondary market insurance. Primary insurance is a municipal bond insurance policy that is attached to a municipal bond at the time the bond is first sold in the primary market (“Primary Insurance”). Secondary market insurance is a municipal bond insurance policy that is underwritten for a bond that has been previously issued and sold (“Secondary Market Insurance”). Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Secondary Market Insurance, if any, would be paid from a Fund’s assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

Insurer financial strength ratings are provided by Moody’s and S&P. A Moody’s insurer financial strength rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insured financial strength rating of Aaa is adjudged by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insured financial strength rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position. An S&P insurer financial strength, financial enhancement rating is an assessment of an operating insurance company’s financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurer financial strength, financial enhancement rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.

An insurer financial strength rating by Moody’s, S&P, or Fitch does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurer financial strength rating does not take into account deductibles, surrender, or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings by Moody’s, S&P, or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurer financial strength ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

Assured Guaranty Corp. has insurer financial strength ratings of A3 from Moody’s and AA from S&P. AGMC has insurer financial strength ratings of A2 from Moody’s and AA from S&P. BAM has an insurer financial strength rating of AA by S&P. BHAC is rated Aa1 by Moody’s and AA+ by S&P. MAC is rated AA by S&P and AA+ from Kroll Bond Rating Agency. These insurer financial strength ratings are as of Aug. 4, 2014. The insurer financial strength ratings of Ambac, CIFG, FGIC, MBIA (National), and Syncora have fallen below AAA by each of the rating agencies that continue to rate these monolines. Insurer financial strength ratings for the municipal bond insurers may continue to change.

None of Assured Guaranty, AGMC, BAM, BHAC, MAC, or any affiliate thereof, has any material business relationship, direct or indirect, with the Funds.

The following table is a summary snapshot of the insurer financial strength ratings of the municipal bond insurers as of Dec. 4, 2014:

Insurer	Moody’s	S&P	Fitch
ACA	Not Rated	NR	WD
Ambac	WR	NR	WD
Assured Guaranty	A3 (Negative Outlook)	AA (Stable Outlook)	WD
BAM	Not Rated	AA (Stable Outlook)	Not Rated
BHAC	Aa1 (Stable Outlook)	AA+ (Stable Outlook)	Not Rated
CIFG	WR	NR	WD
FGIC	WR	NR	WD
AGMC (f. FSA)	A2 (Stable Outlook)	AA (Stable Outlook)	WD
National (f. MBIA)	A3 (Negative Outlook)	AA- (Stable Outlook)	Not Rated
MAC	Not Rated	AA (Stable Outlook)	Not Rated
Radian	Ba1 (Negative Outlook)	B+ (Negative Outlook)	WD
XLCA (Syncora)	WR	NR	WD
Source: Bloomberg

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trust posts a list of each Fund’s portfolio holdings monthly, with a 30-day lag, on the Funds’ website, delawareinvestments.com. In addition, on a 10-day lag, we also make available on the website a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 800 523-1918.

Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive nonpublic portfolio holdings information on an ongoing basis are: the Manager’s affiliates (Delaware Management Business Trust, Delaware Investments Fund Services Company, and the Distributor) and the Funds’ independent registered public accounting firm, custodian, legal counsel, financial printer (DG3), and proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Nondisclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Nondisclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, nor the Manager, nor any affiliate receives any compensation or consideration with respect to these agreements.

To protect the shareholders’ interests and to avoid conflicts of interest, Nondisclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

The Board will be notified of any substantial changes to the foregoing procedures. The Board also receives an annual report from the Trust’s Chief Compliance Officer that, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Officers and Trustees
The business and affairs of the Trust are managed under the direction of the Board. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds. As of Nov. 30, 2014, the Trust’s officers and Trustees owned less than 1% of the outstanding shares of each Class of each Fund. The Trust’s Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

				Number of Funds	Other Directorships
			Principal Occupation(s)	in Fund Complex	Held by Trustee
Name, Address, and	Position(s) Held	Length of	During the Past Five	Overseen by	During the Past
Birthdate	with the Trust	Time Served	Years	Trustee	Five Years
Interested Trustee
Patrick P. Coyne[1]	Chairman,	Chairman and	Patrick P. Coyne has	65	Board of Governors
2005 Market Street	President, Chief	Trustee since	served in various		Member —
Philadelphia, PA	Executive	Aug. 16, 2006	executive capacities at		Investment
19103	Officer, and		different times at		Company Institute
	Trustee	President and	Delaware Investments.[2]		(ICI)
April 1963		Chief
		Executive			Director and Audit
		Officer since			Committee Member
		Aug. 1, 2006			— Kaydon Corp.
(2007–2013)
Independent Trustees
Thomas L. Bennett	Trustee	Since March	Private Investor —	65	Director — Bryn
2005 Market Street		2005	(March 2004–Present)		Mawr Bank Corp.
Philadelphia, PA					(BMTC)
19103					(2007–2011)

October 1947
Joseph W. Chow	Trustee	Since Jan.	Executive Vice President	65	Director and Audit
2005 Market Street		2013	(Emerging Economies		Committee Member
Philadelphia, PA			Strategies, Risk and		— Hercules
19103			Corporate		Technology Growth
			Administration)		Capital, Inc. (2004–
January 1953			State Street Corporation		2014)
(July 2004–March 2011)
John A. Fry	Trustee	Since Jan.	President — Drexel	65	Director — Hershey
2005 Market Street		2001	University (Aug. 2010–		Trust Company
Philadelphia, PA			Present)
19103					Director, Audit
			President —		Committee, and
May 1960			Franklin & Marshall		Governance
			College		Committee Member
			(July 2002–July 2010)		— Community
Health Systems

				Number of Funds	Other Directorships
			Principal Occupation(s)	in Fund Complex	Held by Trustee
Name, Address, and	Position(s) Held	Length of	During the Past Five	Overseen by	During the Past
Birthdate	with the Trust	Time Served	Years	Trustee	Five Years
Lucinda S.	Trustee	Since March	Private Investor	65	None
Landreth		2005	(2004–Present)
2005 Market Street
Philadelphia, PA
19103

June 1947
Frances A. Sevilla-	Trustee	Since	Chief Executive Officer —	65	Trust Manager
Sacasa		September	Banco Itaú International (April		and Audit
2005 Market Street		2011	2012–Present)		Committee
Philadelphia, PA					Member —
19103			Executive Advisor to Dean		Camden Property
			(Aug. 2011–March 2012) and		Trust
January 1956			Interim Dean (Jan. 2011–July
2011) — University of Miami
School of Business
Administration
Thomas K.	Trustee	Since January	Vice Chairman	65	Director —
Whitford		2013	(2010–April 2013)		HSBC Finance
2005 Market Street			Chief Administrative Officer		Corporation and
Philadelphia, PA			(2008–2010) and Executive		HSBC North
19103			Vice President and Chief		American
			Administrative Officer (2007–		Holdings Inc.
March 1956			2009) — PNC Financial
Services Group
Janet L. Yeomans	Trustee	Since April	Vice President and Treasurer	65	Director, Audit
2005 Market Street		1999	(Jan. 2006–July 2012)		and Compliance
Philadelphia, PA			Vice President — Mergers &		Committee
19103			Acquisitions		Chair,
			(Jan. 2003–Jan. 2006), and		Investment
July 1948			Vice President and Treasurer		Committee
			(July 1995–Jan. 2003)		Member, and
			3M Corporation		Governance
Committee
Member —
Okabena
Company

Chair — 3M
Investment
Management
Committee
(2005–2012)
J. Richard Zecher	Trustee	Since March	Founder —	65	Director and
2005 Market Street		2005	Investor Analytics		Compensation
Philadelphia, PA			(Risk Management)		Committee
19103			(May 1999–Present)		Chairman —
Investor
July 1940			Founder —		Analytics
P/E Investments
			(Hedge Fund)		Director — P/E
			(Sept. 1996–Present)		Investments

				Number of Funds	Other Directorships
			Principal Occupation(s)	in Fund Complex	Held by Officer
Name, Address, and	Position(s) Held	Length of	During the Past Five	Overseen by	During the Past
Birthdate	with the Trust	Time Served	Years	Officer	Five Years
Officers
David F. Connor	Senior Vice	Senior Vice	David F. Connor has served as	65	None[3]
2005 Market Street	President,	President	Deputy General Counsel of
Philadelphia, PA	Deputy General	since May	Delaware Investments since
19103	Counsel, and	2013; Deputy	2000.
	Secretary	General
December 1963		Counsel since
Sept. 2000;
Secretary
since October
2005
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	65	None[3]
2005 Market Street	and Treasurer	since October	in various capacities at
Philadelphia, PA		2007	different times at Delaware
19103			Investments.

October 1972
David P. O’Connor	Executive Vice	Executive	David P. O’Connor has served	65	None[3]
2005 Market Street	President,	Vice	in various executive and legal
Philadelphia, PA	General Counsel,	President	capacities at different times at
19103	and Chief Legal	since Feb.	Delaware Investments.
	Officer	2012;
February 1966		General
Counsel and
Chief Legal
Officer since
October 2005
Richard Salus	Senior Vice	Chief	Richard Salus has served in	65	None[3]
2005 Market Street	President and	Financial	various executive capacities at
Philadelphia, PA	Chief Financial	Officer since	different times at Delaware
19103	Officer	November	Investments.
2006
October 1963
[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ Manager.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Manager, Distributor, and transfer agent.
[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds.

The following table shows each Trustee’s ownership of shares of the Fund and of shares of all Delaware Investments® Funds as of Dec. 31, 2013.

Aggregate Dollar Range of Equity Securities in All
	Dollar Range of Equity Securities	Registered Investment Companies Overseen by
Name	in the Funds	Trustee in Family of Investment Companies
Interested Trustee
Patrick P. Coyne	None	Over $100,000
Independent Trustees
Thomas L. Bennett	None	Over $100,000
Joseph W. Chow	None	None
John A. Fry	None	Over $100,000
Lucinda S. Landreth	None	Over $100,000
Frances A. Sevilla- Sacasa	None	$50,001 – $100,000
Thomas K. Whitford	None	Over $100,000
Janet L. Yeomans	None	Over $100,000
J. Richard Zecher	None	Over $100,000

The following table describes the aggregate compensation received by each Trustee from the Trust and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee for the fiscal year ended Aug. 31, 2014. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

			Total Compensation
			from the Investment
	Aggregate	Retirement Benefits	Companies in the
	Compensation from	Accrued as Part of	Delaware Investments®
Trustees	the Trust	Fund Expenses	Complex[1]
Thomas L. Bennett	$15,218	None	$269,333
Joseph W. Chow	$12,595	None	$222,833
John A. Fry	$12,182	None	$215,667
Anthony D. Knerr[2]	$7,159	None	$125,667
Lucinda S. Landreth	$12,690	None	$224,500
Frances A. Sevilla-Sacasa	$12,450	None	$220,333
Thomas K. Whitford	$12,260	None	$216,833
Janet L. Yeomans	$13,692	None	$242,333
J. Richard Zecher	$12,309	None	$217,833

[1]	Effective Jan. 1, 2014, each Independent Trustee/Director will receive an annual retainer fee of $145,000 for serving as a Trustee/Director for all 26 investment companies in the Delaware Investments® family, plus $10,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex. Each Trustee shall also receive a $5,000 fee for attending telephonic meetings on behalf of the investment companies in the complex. Effective Jan. 1, 2014, members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $3,000 for each Committee meeting attended. The Trustees may receive an additional fee if a committee meeting exceeds 4 hours. In addition, the chairperson of the Audit Committee receives an annual retainer of $25,000, the chairperson of the Investments Committee receives an annual retainer of $20,000, and the chairperson of the Nominating and Corporate Governance Committee receives an annual retainer of $20,000. The Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $40,000.
[2]	Mr. Knerr retired from the Board effective Feb. 20, 2014.

Board Leadership Structure
Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the boards of all the other investment companies that comprise the Delaware Investments® Family of Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chairman: Mr. Coyne, who is an Interested Trustee, serves as the Chairman of the Board. The Board believes that having a representative of Fund management as its Chairman is beneficial to the Trust. Mr. Coyne is President of the Manager and its other service provider affiliates and oversees the day-to-day investment and business affairs affecting the Manager and the Trust. Accordingly, his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and appropriate. Mr. Coyne’s presence on the Board ensures that the Board’s decisions are accurately communicated to and implemented by Fund management.

Coordinating Trustee: The Independent Trustees designate one of their members to serve as Coordinating Trustee. The Coordinating Trustee, in consultation with Fund management, legal counsel, and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Coordinating Trustee also conducts meetings of the Independent Trustees. The Coordinating Trustee also generally serves as a liaison among outside Trustees, the Chairman, Fund officers, and legal counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.

Size and composition of Board: The Board is currently comprised of nine Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Trust. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee: This committee monitors accounting and financial reporting policies, practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Trust’s Audit Committee consists of the following Independent Trustees: Janet L. Yeomans, Chairperson; Joseph W. Chow; Lucinda S. Landreth; and Frances A. Sevilla-Sacasa. The Audit Committee held six meetings during the Trust’s last fiscal year.

Nominating and Corporate Governance Committee: This committee recommends Board nominees, fills Board vacancies that arise in between meetings of shareholders, and considers the qualifications and independence of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following Independent Trustees: John A. Fry, Chairperson; Thomas L. Bennett, Coordinating Director/Trustee (ex officio); Janet L. Yeomans; and Thomas K. Whitford. The Nominating and Corporate Governance Committee held five meetings during the Trust’s last fiscal year.

In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust’s business and structure, the individual’s experience, qualifications, attributes and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee’s business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Below is a brief summary of the Selection Factors that relate to each Trustee as of the date of this SAI.

Thomas L. Bennett — Currently the Coordinating Trustee, Mr. Bennett has over 30 years of experience in the investment management industry, particularly with fixed income portfolio management and credit analysis. He has served in senior management for a number of money management firms. Mr. Bennett has also served as a board member of another investment company, an educational institution, nonprofit organizations and for-profit companies. He has an M.B.A. from the University of Cincinnati and is a Chartered Financial Analyst. Mr. Bennett has served on the Board since March 2005.

Joseph W. Chow — Mr. Chow has over 30 years of experience in the banking and financial services industry. In electing him in 2013, the Independent Trustees of the Trust found that his extensive experience in business strategy in non-U.S. markets complemented the skills of existing Board members and also reflected the increasing importance of global financial markets in investment management. The Independent Trustees also found that Mr. Chow’s management responsibilities as a former Executive Vice President of a leading global asset servicing and investment management firm as well as his experience as Chief Risk and Corporate Administration Officer would add helpful oversight skills to the Board’s expertise. Mr. Chow holds a B.A. degree from Brandeis and M.C.P and M.S. in Management degree from MIT. Mr. Chow has served on the Board since January 2013.

John A. Fry — Mr. Fry has over 25 years of experience in higher education. He has served in senior management for three major institutions of higher learning. Mr. Fry has also served as a board member of many nonprofit organizations and several for-profit companies. Mr. Fry has extensive experience in overseeing areas such as finance, investments, risk-management, internal audit and information technology. He holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. Mr. Fry has served on the Board since January 2001.

Lucinda S. Landreth — Ms. Landreth has over 35 years of experience in the investment management industry, particularly with equity management and analysis. She has served as Chief Investment Officer for a variety of money management firms including a bank, a broker, and an insurance company. Ms. Landreth has advised mutual funds, pension funds, and family wealth managers and has served on the board and executive committees of her college, two foundations and several nonprofit institutions. In addition to her B.A., she is a Chartered Financial Analyst. Ms. Landreth has served on the Board since March 2005.

Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has over 30 years of experience in banking and wealth management. In electing her in 2011, the Independent Trustees of the Trust found that her extensive international wealth management experience, in particular, complemented the skills of existing Board members and also reflected the increasing importance of international investment management not only for dollar-denominated investors but also for investors outside the U.S. The Independent Trustees also found that Ms. Sevilla-Sacasa’s management responsibilities as the former President and Chief Executive Officer of a major trust and wealth management company would add a helpful oversight skill to the Board’s expertise, and her extensive nonprofit Board experience gave them confidence that she would make a meaningful, experienced contribution to the Board of Trustees. Finally, in electing Ms. Sevilla-Sacasa to the Board, the Independent Trustees valued her perceived dedication to client service as a result of her overall career experience. Ms. Sevilla-Sacasa holds B.A. and M.B.A. degrees. Ms. Sevilla-Sacasa has served on the Board since September 2011.

Thomas K. Whitford — Mr. Whitford has over 25 years of experience in the banking and financial services industry, and served as Vice Chairman of a major banking, asset management and residential mortgage banking institution. In electing him in 2013, the Independent Trustees of the Trust found that Mr. Whitford’s senior management role in wealth management and experience in the mutual fund servicing business would provide valuable current management and financial industry insight, in particular, and complemented the skills of existing Board members. The Independent Trustees also found that his senior management role in integrating company acquisitions, technology, and operations and his past role as Chief Risk Officer would add a helpful oversight skill to the Board’s expertise. Mr. Whitford holds a B.S. degree from the University of Massachusetts and an M.B.A. degree from the University of Pennsylvania’s Wharton School. Mr. Whitford has served on the Board since January 2013.

Janet L. Yeomans — Ms. Yeomans has over 28 years of business experience with a large global diversified manufacturing company, including service as Treasurer for this company. In this role, Ms. Yeomans had significant broad-based financial experience, including global financial risk-management and mergers and acquisitions. She also serves as a board member of a for-profit company. She holds degrees in mathematics and physics from Connecticut College, an M.S. in mathematics from Illinois Institute of Technology, and an M.B.A. from the University of Chicago. Ms. Yeomans has served on the Board since April 1999.

J. Richard Zecher — Mr. Zecher has over 35 years of experience in the investment management industry. He founded a hedge fund investment advisory firm and a risk-management consulting company. He also served as Treasurer of a money center New York bank. Prior thereto, Mr. Zecher was the Chief Economist at the SEC. Mr. Zecher has served as a board member and board committee member of a for-profit company. He holds degrees in Economics from The Ohio State University. Mr. Zecher has served on the Board since March 2005.

Patrick P. Coyne — Mr. Coyne has over 25 years of experience in the investment management industry. Mr. Coyne has managed funds, investment teams, and fixed income trading operations. He has held executive management positions at Delaware Investments for several years, serving as the firm’s Chief Investment Officer for fixed income investments, as Chief Investment Officer for equity investments and, since 2006, as President of Delaware Investments. Mr. Coyne has served as a board member of nonprofit organizations and for-profit companies, and currently serves on the Board of Governors of the Investment Company Institute. He holds a B.A. degree from Harvard University and an M.B.A. from The Wharton School of the University of Pennsylvania. Mr. Coyne has served on the Board since August 2006.

Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Trust by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following Independent Trustees: J. Richard Zecher, Chairperson; Joseph W. Chow; Lucinda S. Landreth; Frances A. Sevilla-Sacasa; and Thomas K. Whitford. The Investments Committee held five meetings during the Trust’s last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques, and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Funds’ transfer agent, the custodian, and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust’s series and to provide direction with respect thereto; (6) engaging the services of the Trust’s Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management’s periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees/Directors routinely discuss certain risk-management topics with Fund management at the Board level and also through the standing committees of the Board. In addition to these recurring risk-management discussions, Fund management raises other specific risk-management issues relating to the Fund with the Trustees/Directors at Board and committee meetings. When discussing new product initiatives with the Board, Fund management also discusses risk — either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Fund management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trust.

The Audit Committee looks at specific risk-management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager’s internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trust.

The Board’s other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Independent Trustee Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Trustee Committee, by overseeing the evaluation of the Board, its committees, and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls, and Fund expenses.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board’s approach to risk oversight will be able to minimize or even mitigate any particular risk. The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics
The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services Inc. (“ISS”), which is a subsidiary of Vestar Capital Partners, to analyze proxy statements on behalf of the Funds and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. By no later than Aug. 31 of each year, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all of the Funds proxies are voted by ISS pursuant to the predetermined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

As of Sept. 30, 2014, the Manager and its affiliates within Delaware Investments were managing in the aggregate more than $180 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Ltd. (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment, and funds management services. “Delaware Investments” is the marketing name for DMHI and its subsidiaries. The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of a Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

The Investment Management Agreement for each Fund is dated Jan. 4, 2010 and was approved by Fund shareholders on the dates indicated below. Each Agreement had an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the applicable Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days’ notice by the Trustees of the applicable Trust or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

Fund	Date approved by shareholders
Delaware Tax-Free Arizona Fund	Nov. 12, 2009
Delaware Tax-Free California Fund	Dec. 17, 2009
Delaware Tax-Free Colorado Fund	Nov. 12, 2009
Delaware Tax-Free Idaho Fund	Dec. 4, 2009
Delaware Tax-Free Minnesota Fund	Nov. 12, 2009
Delaware Tax-Free Minnesota Intermediate Fund	Nov. 12, 2009
Delaware Minnesota High-Yield Municipal Bond Fund	Nov. 12, 2009
Delaware Tax-Free New York Fund	Dec. 4, 2009
Delaware Tax-Free Pennsylvania Fund	Nov. 12, 2009

As compensation for the services rendered under the Investment Management Agreements, the Funds shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Fund		As a percentage of average daily net assets
Delaware Tax-Free Arizona Fund		0.50% on the first $500 million;
Delaware Tax-Free Minnesota		0.475% on the next $500 million;
Intermediate Fund		0.45% on the next $1.5 billion;
0.425% on assets in excess of $2.5 billion
Delaware Tax-Free California Fund	Delaware Tax-Free Minnesota Fund	0.55% on the first $500 million;
Delaware Tax-Free Colorado Fund	Delaware Tax-Free New York Fund	0.50% on the next $500 million;
Delaware Tax-Free Idaho Fund	Delaware Minnesota High-Yield	0.45% on the next $1.5 billion;
Delaware Tax-Free Pennsylvania Fund	Municipal Bond Fund	0.425% on assets in excess of $2.5 billion

During the past three fiscal years, the Funds paid the following investment management fees:

Fund	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012*
Delaware Tax-Free Arizona Fund	$444,554 earned	$531,155 earned	$527,114 earned
	$335,284 paid	$422,842 paid	$460,256 paid
	$109,270 waived	$108,313 waived	$66,858 waived
Delaware Tax-Free California Fund	$531,822 earned	$687,150 earned	$526,572 earned
	$353,131 paid	$479,873 paid	$378,446 paid
	$178,691 waived	$207,277 waived	$148,126 waived
Delaware Tax-Free Colorado Fund	$1,076,467 earned	$1,334,635 earned	$1,307,764 earned
	$818,958 paid	$1,045,519 paid	$1,087,428 paid
	$257,509 waived	$289,116 waived	$220,336 waived
Delaware Tax-Free Idaho Fund	$616,248 earned	$852,511 earned	$811,685 earned
	$493,725 paid	$707,287 paid	$717,975 paid
	$122,523 waived	$145,224 waived	$93,710 waived
Delaware Tax-Free Minnesota Fund	$3,074,356 earned	$3,389,670 earned	$3,232,727 earned
	$2,776,397 paid	$3,093,979 paid	$3,107,202 paid
	$297,959 waived	$295,691 waived	$125,525 waived

Fund	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012*
Delaware Tax-Free Minnesota Intermediate
Fund	$516,368 earned	$576,222 earned	$541,102 earned
	$474,478 paid	$543,051 paid	$537,869 paid
	$41,890 waived	$33,171 waived	$3,233 waived
Delaware Minnesota High-Yield Municipal
Bond Fund	$845,275 earned	$918,627 earned	$812,205 earned
	$684,675 paid	$755,606 paid	$688,479 paid
	$160,600 waived	$163,021 waived	$123,726 waived
Delaware Tax-Free New York Fund	$402,672 earned	$491,495 earned	$345,491 earned
	$215,178 paid	$285,485 paid	$210,233 paid
	$187,494 waived	$206,010 waived	$135,258 waived
Delaware Tax-Free Pennsylvania Fund*	$2,647,058 earned	$3,015,478 earned	$2,794,600 earned
	$2,312,453 paid	$2,763,422 paid	$2,559,116 paid
	$334,605 waived	$252,056 waived	$235,484 waived
*      In 2013, Delaware Tax-Free Pennsylvania Fund changed its fiscal year end to Aug. 31. The investment management fees shown above were based on the Fund’s prior fiscal years ended Aug. 31, 2014 and Feb. 29, 2013. For the fiscal period from Feb. 28–Aug. 31, 2013, the investment management fees paid were as follows: $1,482,827 earned, $1,308,990 paid, and $173,837 waived.

Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, such expenses include the Funds’ proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Retail Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectus for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Investments® Funds. The Board annually reviews fees paid to the Distributor.

During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of its respective Class A shares, after re-allowances to dealers, as follows:

Fund/Fiscal Year	Total Amount	Amounts	Net
	of	Reallowed to	Commissions to
	Underwriting	Dealers	DDLP
	Commissions
Delaware Tax-Free Arizona Fund
8/31/2014	$35,087	$30,321	$4,766
8/31/2013	$96,469	$82,834	$16,635
8/31/2012	$60,142	$52,025	$8,117
Delaware Tax-Free California Fund
8/31/2014	$15,912	$13,808	$2,104
8/31/2013	$124,161	$107,722	$16,439
8/31/2012	$81,853	$70,627	$11,226
Delaware Tax-Free Colorado Fund
8/31/2014	$79,136	$66,648	$12,488
8/31/2013	$209,657	$171,719	$37,938
8/31/2012	$155,032	$132,568	$22,464

Fund/Fiscal Year	Total Amount	Amounts	Net
	of	Reallowed to	Commissions to
	Underwriting	Dealers	DDLP
	Commissions
Delaware Tax-Free Idaho Fund
8/31/2014	$78,978	$67,976	$11,002
8/31/2013	$200,712	$173,684	$27,029
8/31/2012	$408,924	$353,085	$55,839
Delaware Tax-Free Minnesota Fund
8/31/2014	$270,316	$231,155	$39,161
8/31/2013	$637,668	$544,541	$93,127
8/31/2012	$544,656	$467,272	$77,384
Delaware Tax-Free Minnesota Intermediate
Fund
8/31/2014	$47,064	$39,687	$7,377
8/31/2013	$74,387	$61,994	$12,393
8/31/2012	$81,823	$69,680	$12,143
Delaware Minnesota High-Yield Municipal Bond Fund
8/31/2014	$107,237	$91,818	$15,419
8/31/2013	$206,879	$177,657	$29,222
8/31/2012	$295,309	$254,588	$40,721
Delaware Tax-Free New York Fund
8/31/2014	$38,392	$32,955	$5,437
8/31/2013	$220,017	$188,128	$31,890
8/31/2012	$193,322	$167,263	$26,059
Delaware Tax-Free Pennsylvania Fund*
8/31/2014	$206,433	$177,051	$29,382
2/28/2013–8/31/2013	$108,417	$94,244	$14,173
2/28/2013	$546,392	$470,175	$76,217
2/29/2012	$356,258	$306,238	$50,020
*     In 2013, the Fund changed its fiscal year end to Aug. 31.

During the Funds’ last three fiscal years, the Distributor received, in the aggregate, contingent deferred sales charge payments as follows:

Fund/Fiscal Year	Class A	Class C
Delaware Tax-Free Arizona Fund
8/31/2014	None	None
8/31/2013	None	None
8/31/2012	None	None
Delaware Tax-Free California Fund
8/31/2014	None	$48
8/31/2013	None	$96
8/31/2012	$2,717	$25
Delaware Tax-Free Colorado Fund
8/31/2014	None	$23
8/31/2013	None	$1,535
8/31/2012	None	None
Delaware Tax-Free Idaho Fund
8/31/2014	None	$442
8/31/2013	$113	$3,015
8/31/2012	$31	$3,304
Delaware Tax-Free Minnesota Fund
8/31/2014	$31	$2,218
8/31/2013	$338	$2,670
8/31/2012	None	$592

Fund/Fiscal Year	Class A	Class C
Delaware Tax-Free Minnesota Intermediate Fund
8/31/2014	None	$1,660
8/31/2013	None	$402
8/31/2012	None	$284
Delaware Minnesota High-Yield Municipal Bond Fund
8/31/2014	None	$2,857
8/31/2013	None	$462
8/31/2012	$3,125	$1,295
Delaware Tax-Free New York Fund
8/31/2014	None	$40
8/31/2013	None	$454
8/31/2012	None	$240
Delaware Tax-Free Pennsylvania Fund*
8/31/2014	None	$508
2/28/2013–8/31/2013	$9,083	$1,305
2/28/2013	$911	$1,597
2/29/2012	None	$2,299

*       In 2013, the Fund changed its fiscal year end to Aug. 31.

Transfer Agent

Delaware Investments Fund Services Company (“DIFSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and effective Nov. 1, 2014, serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. Prior to this time, Delaware Service Company, Inc. (“DSC”), an affiliate of the Manager, served as the Funds’ shareholder servicing, dividend disbursing, and transfer agent. The Transfer Agent is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Funds will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Funds. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides subtransfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Fund Accountants

The Bank of New York Mellon (“BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAVs and providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective Nov. 1, 2014, DIFSC provides fund accounting and financial administration oversight services to the Funds. Prior to this time, DSC provided fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Investments®  Family of Funds on a relative NAV basis.

During the fiscal years ended Aug. 31, 2012, 2013, and 2014, the Funds paid the following amounts to BNY Mellon for fund accounting and financial administration services: $514,474, $644,671, and $569,849, respectively. In 2013, the Delaware Tax-Free Pennsylvania Fund changed its fiscal year end to Aug. 31. During the Delaware Tax-Free Pennsylvania Fund’s fiscal year ended Feb. 29, 2012, it paid the following amount to BNY Mellon for fund accounting and financial administration services: $175,127.

During the fiscal years ended Aug. 31, 2012, 2013, and 2014, the Funds paid the following amounts to DSC for fund accounting and financial administration oversight services: $73,872, $92,127, and $89,981, respectively. In 2013, the Delaware Tax-Free Pennsylvania Fund changed its fiscal year end to Aug. 31. During the Delaware Tax-Free Pennsylvania Fund’s fiscal year ended Feb. 29, 2012, it paid the following amount to DSC for fund accounting and financial administration oversight services: $25,193.

Custodian

BNY Mellon is custodian of the Funds’ securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for the Funds; receives, holds, and releases portfolio securities on account of the Funds; receives and disburses money on behalf of the Funds; and collects and receives income and other payments and distributions on account of the Funds’ portfolio securities.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Aug. 31, 2014 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis. The personal account information is current as of June 30, 2014.

				Total Assets in
			No. of Accounts with	Accounts with
	No. of	Total Assets	Performance-	Performance-
Name	Accounts	Managed	Based Fees	Based Fees
Joseph R. Baxter
Registered Investment	17	$4.8 billion	0	0
Companies
Other Pooled Investment	0	$0	0	0
Vehicles
Other Accounts	41	$3.0 billion	0	0
Stephen J. Czepiel
Registered Investment	17	$4.8 billion	0	0
Companies
Other Pooled Investment	0	$0	0	0
Vehicles
Other Accounts	40	$3.0 billion	0	0
Gregory A. Gizzi
Registered Investment	17	$4.8 billion	0	0
Companies
Other Pooled Investment	1	$45.7 million	0	0
Vehicles
Other Accounts	55	$3.1 billion	0	0

Description of Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the Funds. Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple other funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio manager’s compensation consists of the following:

Base Salary – Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus — An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors (50%) and objective factors (50%). The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts, and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the Fund’s Lipper or Morningstar peer group percentile ranking on a one-, three-, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Portfolio managers participate in retention programs, including the Delaware Investments® Incentive Unit Plan, the Delaware Investments® Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Delaware Investments Incentive Unit Plan – Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of DMHI issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on Nov. 30, 2010.

The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of DMHI, is normally determined as of each March 31, June 30, Sept. 30, and Dec. 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Delaware Investments Notional Investment Plan – A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds within the Delaware Investments Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second and third years following the date upon which the investment is made.

Macquarie Group Employee Retained Equity Plan – A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

Other Compensation – Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities

As of Aug. 31, 2014, the following portfolio managers owned shares of the Funds.

Portfolio Manager	Dollar Range of Fund Shares Owned*	Fund
Joseph R. Baxter	$50,001 - $100,000	Delaware Tax-Free Pennsylvania Fund

*The ranges for Fund share ownership by portfolio managers are: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; or over $1 million

TRADING PRACTICES AND BROKERAGE

The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the equivalent of a commission. When a commission is paid, the Funds pay reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

During the fiscal years ended Aug. 31, 2012, 2013, and 2014 no brokerage commissions were paid by the Funds. During Delaware Tax-Free Pennsylvania Fund’s fiscal years ended Feb. 28, 2013 and Aug. 31, 2014, as well as the fiscal period from Feb. 28, 2013 through Aug. 31, 2013, no brokerage commissions were paid by the Fund.

Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended, and the Funds’ Investment Management Agreements, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager that constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

During the fiscal year ended Aug. 31, 2014, the Funds did not engage in any portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services.

As of Aug. 31, 2014, the Funds did not hold any securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents.

The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Financial Industry Regulatory Authority (“FINRA”), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees.

The Funds have the authority to participate in a commission recapture program. Under the program, and subject to seeking best execution (as described in the first paragraph in this section), the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of the Funds. The Manager and its affiliates have previously acted and may in the future act as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization

Each Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and nonassessable. Shares do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund. Shareholders of the Institutional Class may not vote on any matter that affects the Retail Classes’ Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Retail Classes may vote only on matters affecting their respective Class, including the Retail Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Retail Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

On Sept. 25, 2014, all remaining Class B shares of the Funds (except for Delaware Tax Free Minnesota Intermediate Fund, which did not offer Class B shares) were converted to Class A shares of their corresponding Fund.

Noncumulative Voting

Each Trust’s shares have noncumulative voting rights, which means that the holders of more than 50% of the shares of such Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

General Information

Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Funds. Each Fund reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in a Fund’s best interest. The minimum initial investment generally is $1,000 for Class A shares and Class C shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A shares will be waived for purchases by officers, Trustees and employees of any Delaware Investments® Fund, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an automatic investing plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Institutional Classes (except those purchased through an automatic investment plan), but certain eligibility requirements must be met.

You may purchase up to $1 million of Class C shares of the Funds. See “Investment Plans” below for purchase limitations applicable to retirement plans. The Funds will reject any purchase order for $1 million or more of Class C shares. An investor should keep in mind that reduced front-end sales charges apply to investments of $100,000 or more in Class A shares, and that Class A shares are subject to lower annual Rule 12b-1 Plan expenses than Class C shares and generally are not subject to a CDSC.

Selling dealers are responsible for transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in such Fund’s best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Fund. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a U.S. financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

Each Fund also reserves the right, following shareholder notification, to charge a service fee on nonretirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A shares of the Funds. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds. No charge is assessed by a Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the applicable Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

Certain omnibus accounts and managed or asset-allocation programs may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements – Class A and Class C Shares

The alternative purchase arrangements of Class A shares and Class C shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund (currently limited to 0.15% for Delaware Tax-Free Minnesota Intermediate Fund), or to purchase Class C shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class C shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class C shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of average daily net assets of the Class, 0.25% of which is a service fee to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts.

The higher Rule 12b-1 Plan expenses on Class C shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class C shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisors may receive different compensation for selling the Retail Classes. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans and the CDSC applicable to Class C shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A shares in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans under Rule 12b-1 for the Retail Classes” below.

Dividends, if any, paid on the Retail Classes and Institutional Class shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Retail Classes will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value” for more information.

Class A shares: Purchases of $100,000 or more of Class A shares at the offering price carry reduced front-end sales charges as shown in the table in the Prospectus, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser. See “Special Purchase Features — Class A shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements, as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Class A Broker Exchanges

Class A shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Class shares of a Fund under certain circumstances, including such Program’s eligibility to purchase Institutional Class shares of a Fund. Such exchange will be on the basis of the NAVs per share, without the imposition of any sales load, fee or other charge.

If a shareholder of Institutional Class shares has ceased his or her participation in a Program, the financial intermediary may exchange all such Institutional Class shares for Class A shares of a Fund. Such exchange will be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee or other charge. Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a financial intermediary are generally not eligible for this exchange privilege until two years after the purchase of such Class A shares.

Exchange of Class A shares for Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class A shares of the same Fund, under these particular circumstances, generally will be tax-free for federal income tax purposes. You should consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

This exchange privilege is subject to termination and may be amended from time to time.

Class C Broker Exchanges

Class C shares purchased by accounts participating in certain Programs may be exchanged by the financial intermediary on behalf of the shareholder for either Class A shares or Institutional Class shares of a Fund under certain circumstances, including such Program’s eligibility to purchase either Class A shares or Institutional Class shares of the Fund. Such exchange will be on the basis of the NAVs per share, without the imposition of any sales load, fee or other charge.

Holders of Class C shares that are subject to a CDSC are generally not eligible for this exchange privilege until the applicable CDSC period has expired. The applicable CDSC period is generally one year after the purchase of such Class C shares.

If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Class shares for Class C shares of a Fund. Such exchange will be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee or other charge.

Exchanges of Class C shares for Class A shares or Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class C shares of the same Fund, under these particular circumstances, generally will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

This exchange privilege is subject to termination and may be amended from time to time.

Dealer’s Commission

For initial purchases of Class A shares of $1 million or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A shares of other Delaware Investments® Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below) may be aggregated with those of the Class A shares of another Fund. Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a letter of intent or pursuant to an investor’s right of accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge — Class C Shares

Class C shares are purchased without a front-end sales charge. Class C shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time of purchase of the shares being redeemed or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “net asset value at the time of purchase” will be the NAV at purchase of Class C shares, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “net asset value of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange. See the Prospectus for a list of the instances in which the CDSC is waived.

In determining whether a CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Level Sales Charge Alternative — Class C Shares
Class C shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased. As discussed below, Class C shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C shares. These payments support the compensation paid to dealers or brokers for selling Class C shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

Holders of Class C shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C shares as described in this SAI. See “Redemption and Exchange” below.

Plans under Rule 12b-1 for the Retail Classes
Pursuant to Rule 12b-1 under the 1940 Act, each Trust has adopted a plan for each of the Retail Classes (the “Plans”). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to the Institutional Class Shares. Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of the Funds’ Institutional Class Shares. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Retail Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes; compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to brokers, dealers, and others. In connection with the promotion of shares of the Retail Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Retail Classes and increase sales of the Retail Classes.

The Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Retail Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Independent Trustees, who may reduce the fees or terminate the Plans at any time.

All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Retail Classes would be borne by such persons without any reimbursement from such Retail Classes. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act and subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plans.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plans and the Distribution Agreements, as amended, have all been approved by each Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by each Trust’s Board in the same manner as specified above.

Each year, the Board must determine that continuation of the Plans is in the best interest of shareholders of the Retail Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Retail Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Retail Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, or by a majority vote of the relevant Retail Class’s outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Retail Class’s outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. Also, any other material amendment to the Plans must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for its review.

Delaware Tax-Free Pennsylvania Fund’s Board has determined that the annual fee payable on a monthly basis for the Fund’s Class A shares, pursuant to its Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.25% by the average daily net assets represented by Class A shares of the Fund that were acquired by shareholders on or after June 1, 1992, and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A shares of the Fund that were acquired before June 1, 1992. While this is the method for calculating Class A shares’ Rule 12b-1 expense, such expense is a Class expense so that all shareholders of Class A shares of the Fund, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate per share. As Class A shares of the Fund are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A shares purchased on or after June 1, 1992 to Class A shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan relating to Class A shares will also increase but will not exceed 0.25% of average daily net assets. While this describes the current basis for calculating the fees that will be payable under the Plan with respect to Delaware Tax-Free Pennsylvania Fund’s Class A shares, the Plan permits a full 0.25% on all Class A shares’ assets to be paid at any time following appropriate Board approval.

For the fiscal year ended Aug. 31, 2014, the Rule 12b-1 payments for Delaware Tax-Free Arizona Fund’s Class A shares and Class C shares were: $206,400, and $62,704, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free Arizona Fund
	Class A	Class C
Advertising	$746	$56
Annual/Semiannual Reports	110	76
Broker Sales Charge	---	3,543
Broker Trails*	122,251	50,522
Commissions to Wholesalers	20,367	2,626
Interest on Broker Sales Charges	---	50
Promotional-Other	---	---
Prospectus Printing	116	18
Wholesaler Expenses	62,810	5,813
Total	$206,400	$62,704

For the fiscal year ended Aug. 31, 2014, the Rule 12b-1 payments for Delaware Tax-Free California Fund’s Class A shares and Class C shares were: $198,305, and $162,365, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free California Fund
	Class A	Class C
Advertising	$803	$166
Annual/Semiannual Reports	111	81
Broker Sales Charge	---	25,107
Broker Trails*	---	107,356
Commissions to Wholesalers	50,546	10,877
Interest on Broker Sales Charges	---	393
Promotional-Other	---	---
Prospectus Printing	110	30
Wholesaler Expenses	146,735	18,355
Total	$198,305	$162,365

For the fiscal year ended Aug. 31, 2014, the Rule 12b-1 payments for Delaware Tax-Free Colorado Fund’s Class A shares and Class C shares were: $457,518, and $124,365, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free Colorado Fund
	Class A	Class C
Advertising	$1,434	$100
Annual/Semiannual Reports	154	80
Broker Sales Charge	---	13,274
Broker Trails*	269,296	96,534
Commissions to Wholesalers	63,158	3,841
Interest on Broker Sales Charges	---	163
Promotional-Other	---	---
Prospectus Printing	120	16
Wholesaler Expenses	123,356	10,357
Total	$457,518	$124,365

For the fiscal year ended Aug. 31, 2014, the Rule 12b-1 payments for Delaware Tax-Free Idaho Fund’s Class A shares and Class C shares were: $201,015, and $313,098, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free Idaho Fund
	Class A	Class C
Advertising	$749	$277
Annual/Semiannual Reports	111	89
Broker Sales Charge	---	22,698
Broker Trails*	---	241,616
Commissions to Wholesalers	41,201	17,118
Interest on Broker Sales Charges	---	371
Promotional-Other	---	---
Prospectus Printing	116	52
Wholesaler Expenses	158,838	30,877
Total	$201,015	$313,098

For the fiscal year ended Aug. 31, 2014, the Rule 12b-1 payments for Delaware Tax-Free Minnesota Fund’s Class A shares and Class C shares were: $1,299,868, and $410,997, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free Minnesota Fund
	Class A	Class C
Advertising	$3,785	$300
Annual/Semiannual Reports	175	83
Broker Sales Charge	---	54,820
Broker Trails*	1,032,153	322,143
Commissions to Wholesalers	71,011	14,335
Interest on Broker Sales Charges	---	824
Promotional-Other	---	---
Prospectus Printing	259	30
Wholesaler Expenses	192,485	18,462
Total	$1,299,868	$410,997

For the fiscal year ended Aug. 31, 2014, the Rule 12b-1 payments for Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares and Class C shares were: $133,993, and $135,723, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free Minnesota Intermediate Fund
	Class A	Class C
Advertising	$722	$115
Annual/Semiannual Reports	92	77
Broker Sales Charge	---	10,520
Broker Trails*	---	112,162
Commissions to Wholesalers	28,660	3,603
Interest on Broker Sales Charges	---	170
Promotional-Other	---	---
Prospectus Printing	130	28
Wholesaler Expenses	104,389	9,048
Total	$133,993	$135,723

For the fiscal year ended Aug. 31, 2014, the Rule 12b-1 payments for Delaware Minnesota High-Yield Municipal Bond Fund’s Class A shares and Class C shares were: $301,085, and $317,314, respectively. Such amounts were used for the following purposes:

Delaware Minnesota High-Yield Municipal Bond Fund
	Class A	Class C
Advertising	$983	$264
Annual/Semiannual Reports	98	81
Broker Sales Charge	---	33,479
Broker Trails*	---	246,344
Commissions to Wholesalers	58,428	11,165
Interest on Broker Sales Charges	---	584
Promotional-Other	---	---
Prospectus Printing	113	38
Wholesaler Expenses	241,463	25,359
Total	$301,085	$317,314

For the fiscal year ended Aug. 31, 2014, the Rule 12b-1 payments for Delaware Tax-Free New York Fund’s Class A shares and Class C shares were: $134,527, and $191,406, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free New York Fund
	Class A	Class C
Advertising	$476	$169
Annual/Semiannual Reports	98	84
Broker Sales Charge	---	49,171
Broker Trails*	---	117,201
Commissions to Wholesalers	33,454	6,442
Interest on Broker Sales Charges	---	379
Promotional-Other	---	---
Prospectus Printing	86	36
Wholesaler Expenses	100,413	17,924
Total	$134,527	$191,406

For the fiscal period ended Aug. 31, 2014, the Rule 12b-1 payments for Delaware Tax-Free Pennsylvania Fund’s Class A shares and Class C shares were: $1,077,840, and $312,910, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free Pennsylvania Fund
	Class A	Class C
Advertising	$3,191	$224
Annual/Semiannual Reports	109	77
Broker Sales Charge	---	33,569
Broker Trails*	82,395	234,784
Commissions to Wholesalers	70,970	18,732
Interest on Broker Sales Charges	---	540
Promotional-Other	---	---
Prospectus Printing	788	85
Wholesaler Expenses	920,387	24,899
Total	$1,077,840	$312,910

*	The broker trail amounts listed in this row are principally based on payments made to broker/dealers monthly. However, certain brokers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

Special Purchase Features — Class A Shares
Letter of Intent: The reduced front-end sales charges described above with respect to Class A shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written letter of intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or a Trust, which provides for the holding in escrow by the Transfer Agent of 5.00% of the total amount of Class A shares intended to be purchased until such purchase is completed within the 13-month period. The Funds no longer accept retroactive letters of intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their letter of intent) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their letter of intent toward the completion of such letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC. For purposes of satisfying an investor’s obligation under a letter of intent, Class C shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds that offer such shares may be aggregated with Class A shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

The aggregate investment level of the letter of intent will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed letter of intent based on these acceptance criteria. The 13-month period will begin on the date this letter of intent is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this letter of intent is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another letter of intent) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time. Employers may also include the value (at offering price at the level designated in their letter of intent) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class C shares of the Funds and other Delaware Investments® Funds that offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC, or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC.

The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse – or equivalent, if recognized under local law, such as civil union, common law marriage , domestic partnership, or parent, step parent and legal guardian, and their children or stepchildren under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A shares, purchasers may also combine any subsequent purchases of Class A shares and Class C shares, as well as shares of any other class of any of the other Delaware Investments® Funds that offer such classes (except shares of any Delaware Investments® Fund that do not carry a front-end sales charge, CDSC, or Limited CDSC. If, for example, any such purchaser has previously purchased and still holds Class A shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $90,000 and subsequently purchases $10,000 at offering price of additional Class A shares of the Fund, the charge applicable to the $10,000 purchase would currently be 3.50%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A shares in the Prospectus to determine the applicability of the right of accumulation to their particular circumstances.

12-Month Reinvestment Privilege: Holders of Class A shares of the Funds (and of the Institutional Class shares of the Funds holding shares that were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds. In the case of Class A shares, the reinvestment will not be assessed a front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A shares. The reinvestment privilege does not extend to a redemption of Class C shares.

Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

Investors should consult their financial advisors or the Transfer Agent, which also serves as the Funds’ shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan
Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

Reinvestment of Dividends in other Delaware Investments® Funds
Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of the Retail Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

Subject to the following limitations, dividends, and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established. Dividends from Class A shares may only be directed to other Class A shares, dividends from Class C shares may only be directed to other Class C shares, and dividends from Institutional Class shares may only be directed to other Institutional Class shares.

Investing by Exchange
If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Funds. If you wish to open an account by exchange, call the Shareholder Service Center at 800 523-1918 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectus. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer
Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A shares or Class C shares, through an agent bank, pre-authorized government, or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen, and delayed checks.

Automatic Investing Plan: Shareholders of Class A shares, Class C shares, and Institutional Class shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking accounts for deposit into their Fund accounts. This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks. Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the direct deposit purchase plan and the automatic investing plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments, and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Funds for proper instructions.

On Demand Service
You or your investment dealer may request purchases of Fund shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn (for share purchases) from your predesignated bank account. Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions.

It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option
Shareholders can use the systematic exchange option to invest in the Retail and Institutional Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders may elect to invest in one or more of the other Delaware Investments® Funds through the systematic exchange option. If, in connection with the election of the systematic exchange option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

Periodic investment through the systematic exchange option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in the systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

Orders for purchases and redemptions of Class A shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. Orders for purchases and redemptions of all of the Funds’ other share classes are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above. Selling dealers are responsible for transmitting orders promptly.

The offering price for Class A shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern time. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed.

The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against the U.S. dollar based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the NYSE.

Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

Each Class of a Fund will bear, pro rata, all of the common expenses of that Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro rata basis by each outstanding share of a Class, based on each Class’s percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under the Funds’ Rule 12b-1 Plans, while the Retail Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

General Information
       You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See the Funds’ Prospectus. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class C shares, and, if applicable, the Limited CDSC in the case of Class A shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

Orders for the repurchase of Fund shares that are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either the Funds or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers”); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

If a shareholder has been credited with a purchase by a check that is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

In case of a suspension of the determination of the NAV because the NYSE is closed for reasons other than weekends or holidays, or trading thereon is restricted, or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds to value fairly their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Payment for shares redeemed or repurchased may be made either in cash or in kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

The value of each Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Certain redemptions of Class A shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” below. Class C shares are subject to CDSCs as described under “Contingent Deferred Sales Charge — Class C Shares” under “Purchasing Shares” above and in the Prospectus. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Retail Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

Holders of Class C shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by a Fund from which the Original Shares were exchanged. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares.

Holders of Class A shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A shares, but may not exchange their Class A shares for Class C or Class R shares of the Funds or of any other Delaware Investments® Fund. Holders of Class C shares of the Funds are permitted to exchange all or part of their Class C shares only into Class C shares of any other Delaware Investments® Fund. Class C shares acquired by exchange will continue to carry the CDSC.

Permissible exchanges into Class A shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class C shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. See the Funds’ Prospectus for more information on their market timing policies.

Written Redemption
       You can write to the Funds (at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service) to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, administrators, trustees, or guardians.

Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued for Class A shares and Institutional Class shares. Certificates are not issued for Class C shares.

Written Exchange
       You may also write to the Funds (at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
       To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

Telephone Redemption: The “Check to Your Address of Record” service and the “Telephone Exchange” service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares that are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Funds are generally tape recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption — Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint, and individual fiduciary-type accounts.

Telephone Redemption — Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. A bank wire fee may be deducted from Retail Class redemption proceeds. If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your predesignated bank account. Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange: The telephone exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions into and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amount or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

On Demand Service
       You or your investment dealer may request redemptions of Fund Class shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to your predesignated bank account. Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions. For more information, see “On Demand Service” under “Investment Plans” above.

Systematic Withdrawal Plans
       Shareholders who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A shares through a periodic investment program in the Funds must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except if the shareholder is investing in Delaware Investments® Funds that do not carry a sales charge. Redemptions of Class A shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A shares and CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan was established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan was established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Prospectus for more information about the waiver of CDSCs.

An investor wishing to start a systematic withdrawal plan must complete an authorization form. If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

Systematic withdrawal plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the on demand service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee. The systematic withdrawal plan is not available for the Institutional Class shares.

Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
       For purchases of $1 million or more, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A shares being redeemed; or (ii) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

Redemptions of such Class A shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A shares are exchanged will count toward satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A shares of the Funds or Class A shares acquired in the exchange.

In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
       Please see the Prospectus for instances in which the Limited CDSC applicable to Class A shares and the CDSCs applicable to Class C shares may be waived.

DISTRIBUTIONS AND TAXES

Distributions
       Each Fund will normally declare all of its net investment income, if any, on a daily basis and distribute, as dividends, monthly. Net investment income earned on days when the Funds are not open will be declared as a dividend on the next Business Day. Any net realized capital gains will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash. Shareholders will receive a quarterly statement showing a Class’s dividends paid and all of the transactions made during the period.

Payment by check of cash dividends will ordinarily be mailed within three Business Days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and NAV are determined (see “Determining Offering Price and Net Asset Value” above) and shall include investment income accrued by a Fund, less the estimated expenses of the Fund incurred since the last determination of NAV. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the NAV calculation is made.

Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next Business Day after receipt. However, if a Fund is given prior notice of a Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying such Fund’s credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of that Fund. The Funds reserve the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one Business Day after receipt.

All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Fund at NAV, unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the on demand service and have such payments transferred from your Fund account to your predesignated bank account. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an account services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any on demand service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Any check in payment of dividends or other distributions that cannot be delivered by the U.S. Postal Service or that remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder’s account the costs of the Fund’s efforts to locate the shareholder if the shareholder’s mail is returned by the U.S. Postal Service or the Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that each Retail Class alone will incur distributions fees under its respective Rule 12b-1 Plan.

Taxes
       The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Distributions and Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●	Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●	Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions — Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors — Capital gain dividends” and “— Short-term capital gain dividends and interest-related dividends” below.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after Dec. 22, 2010, the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before Dec. 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after Dec. 22, 2010 must be used before capital losses realized in a taxable year beginning on or before Dec. 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before Dec. 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses. The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions — Distributions of capital gains” below). A "qualified late year loss" includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after Oct. 31 of the current taxable year (“post-October losses”), and
(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after Oct. 31 of the current taxable year, and (b) other ordinary losses incurred after Dec. 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after Oct. 31 of the current taxable year, and (b) other ordinary gains incurred after Dec. 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by Dec. 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on Oct. 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year that is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” that would be properly taken into account for the portion of the calendar year after Oct. 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on Jan. 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Taxation of Fund Distributions. The Fund intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund's taxable year at least 50% of the Fund's total assets consists of Tax Exempt Obligations, which are exempt from federal income tax.

Exempt-interest dividends. Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (“AMT”) in certain circumstances and may have other collateral tax consequences as discussed below.

Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable as described in “Taxation of Fund Distributions — Distributions of capital gains.” However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. See “Taxation of Fund Distributions — Distributions of ordinary income.”

Alternative minimum tax — private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain “private activity” Tax Exempt Obligations issued after Aug. 7, 1986 generally will constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all Tax Exempt Obligations regardless of the date of issue, must be included in adjusted current earnings which are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT.

Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Fund likely will be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the U.S.

Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Failure of a Tax Exempt Obligation to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Tax Exempt Obligation could cause interest on the Tax Exempt Obligation, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the Tax Exempt Obligation was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Distributions of ordinary income. The Fund may invest a portion of its assets in securities that pay taxable interest. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income to the extent of the Fund’s earnings and profits. None of the dividends paid by the Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over estimates the income to be received from certain investments.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November, or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on Dec. 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after Jan. 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and that are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable NAV.

When required to report cost basis, the Fund will calculate it using the Fund’s default method, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares. If you do not notify the Fund of your elected cost basis method upon the initial purchase into your account, the default method will be applied to your covered shares.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

Please refer to the Fund’s website at delawareinvestments.com for additional information.

Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. However, this rule does not apply to any loss incurred on a redemption or exchange of shares of a tax-free money market fund or other fund that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period began after Dec. 22, 2010.

Deferral of basis. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund by Jan. 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

Conversion of shares into shares of the same Fund. The conversion or exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. Thus, the following transactions generally will be tax-free for federal income tax purposes:

●	the exchange of Class A shares for Institutional Class shares of the same Fund by certain Programs,
●	the exchange of Class C shares for Class A shares or Institutional Class shares of the same Fund by certain Programs, and
●	the exchange of Institutional Class shares for Class A shares or Class C shares of the same Fund by certain shareholders of Institutional Class shares who cease participation in a Program.

However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements, and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding. By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

●	provide your correct social security or taxpayer identification number,
●	certify that this number is correct,
●	certify that you are not subject to backup withholding, and
●	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the U.S., are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The U.S. imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year.

Exempt-interest dividends. In general, exempt-interest dividends reported by the Fund to shareholders as paid from net tax-exempt income are not subject to U.S. withholding tax.

Short-term capital gain dividends and interest-related dividends. The prior exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired. With respect to taxable years of the Fund that began before Jan. 1, 2014, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. Similarly, with respect to taxable years of the Fund that began before Jan. 1, 2014, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources were not subject to U.S. withholding tax. “Qualified interest income” included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. It is currently unclear whether Congress will extend these exemptions to taxable years of a fund beginning on or after Jan. 1, 2014 or what the terms of any such extension would be, including whether such extension would have retroactive effect. If the exemptions are reinstated, the Fund reserves the right to not report small amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

PERFORMANCE

To obtain the Funds’ most current performance information, please call 800 523-1918 or visit our website at delawareinvestments.com.

Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities laws, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, which is located at 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in each Fund’s Annual Report. The Funds’ Statements of Assets and Liabilities including the Schedules of Investments, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of PricewaterhouseCoopers LLP, the independent registered public accounting firm, for the fiscal year or period, as applicable, ended Aug. 31, 2014, are included in each Fund’s Annual Report to shareholders. In 2013, Delaware Tax-Free Pennsylvania Fund changed its fiscal year end from February to August. The financial statement information for fiscal years ended prior to Feb. 28, 2011 were audited by the Delaware Tax-Free Pennsylvania Fund’s prior independent registered public accounting firm. The financial statements and financial highlights, the notes relating thereto and the reports of PricewaterhouseCoopers LLP listed above are incorporated by reference from the Annual Reports into this SAI.

PRINCIPAL HOLDERS

As of Nov. 30, 2014, management believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. Management does not have knowledge of beneficial owners.

Fund Name	Shareholder Name and Address	Percentage
DELAWARE TAX-FREE	RBC CAPITAL MARKETS LLC	6.58%
ARIZONA FUND CLASS A	BEVERLY G RUBIN &
	JONATHAN LAMPITT TTEES
	SCOTTSDALE AZ 85254
DELAWARE TAX-FREE	CHARLES SCHWAB & CO INC	11.05%
ARIZONA FUND CLASS A	SPECIAL CUSTODY ACCT FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905
DELAWARE TAX-FREE	FIRST CLEARING LLC	19.74%
ARIZONA FUND CLASS A	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	7.88%
ARIZONA FUND CLASS A	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	7.17%
ARIZONA FUND CLASS A	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE	CHARLES SCHWAB & CO INC	9.33%
ARIZONA FUND CLASS C	SPECIAL CUSTODY ACCT FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905
DELAWARE TAX-FREE	FIRST CLEARING LLC	23.71%
ARIZONA FUND CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	31.78%
ARIZONA FUND CLASS C	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	6.83%
ARIZONA FUND CLASS C	HARBORSIDE FINANCIAL CENTER PLAZA 2
	3RD FL
	JERSEY CITY NJ 07311

Fund Name	Shareholder Name and Address	Percentage
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	39.77%
ARIZONA FUND CLASS I	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	38.02%
ARIZONA FUND CLASS I	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE	UBS WM USA	21.62%
ARIZONA FUND CLASS I	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2075
DELAWARE TAX-FREE	FIRST CLEARING LLC	32.37%
CALIFORNIA FUND CLASS A	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	5.23%
CALIFORNIA FUND CLASS A	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	10.87%
CALIFORNIA FUND CLASS A	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE	NATIONAL FINANCIAL	6.56%
CALIFORNIA FUND CLASS A	SERVICES LLC
	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310
DELAWARE TAX-FREE	PERSHING LLC	6.18%
CALIFORNIA FUND CLASS A	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE TAX-FREE	UBS WM USA	5.57%
CALIFORNIA FUND CLASS A	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2083
DELAWARE TAX-FREE	CHARLES SCHWAB & CO INC	6.02%
CALIFORNIA FUND CLASS C	SPECIAL CUSTODY ACCT FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905
DELAWARE TAX-FREE	FIRST CLEARING LLC	12.29%
CALIFORNIA FUND CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523

Fund Name	Shareholder Name and Address	Percentage
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	30.22%
CALIFORNIA FUND CLASS C	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	21.54%
CALIFORNIA FUND CLASS C	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE	PERSHING LLC	6.01%
CALIFORNIA FUND CLASS C	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE TAX-FREE	UBS WM USA	7.89%
CALIFORNIA FUND CLASS C	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2084
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	35.73%
CALIFORNIA FUND CLASS I	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	48.87%
CALIFORNIA FUND CLASS I	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE	UBS WM USA	15.37%
CALIFORNIA FUND CLASS I	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2076
DELAWARE TAX-FREE	CHARLES SCHWAB & CO INC	5.32%
COLORADO FUND CLASS A	SPECIAL CUSTODY ACCT FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905
DELAWARE TAX-FREE	FIRST CLEARING LLC	16.48%
COLORADO FUND CLASS A	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	6.96%
COLORADO FUND CLASS A	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE	NATIONAL FINANCIAL SERVICES LLC	5.06%
COLORADO FUND CLASS A	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310

Fund Name	Shareholder Name and Address	Percentage
DELAWARE TAX-FREE	FIRST CLEARING LLC	21.16%
COLORADO FUND CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	6.17%
COLORADO FUND CLASS C	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	PERSHING LLC	6.25%
COLORADO FUND CLASS C	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE TAX-FREE	UBS WM USA	20.05%
COLORADO FUND CLASS C	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER499
	WASHINGTON BLVD FL 9JERSEY CITY NJ
	07310-2085
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	26.21%
COLORADO FUND CLASS I	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	UBS WM USA	68.64%
COLORADO FUND CLASS I	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2077
DELAWARE TAX-FREE IDAHO	CHARLES SCHWAB & CO INC	15.47%
FUND CLASS A	SPECIAL CUSTODY ACCT FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905
DELAWARE TAX-FREE IDAHO	FIRST CLEARING LLC	22.47%
FUND CLASS A	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE IDAHO	MLPF&S FOR THE SOLE	5.21%
FUND CLASS A	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE IDAHO	MORGAN STANLEY SMITH BARNEY	6.26%
FUND CLASS A	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE IDAHO	PERSHING LLC	8.47%
FUND CLASS A	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002

Fund Name	Shareholder Name and Address	Percentage
DELAWARE TAX-FREE IDAHO	UBS WM USA	5.17%
FUND CLASS A	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2086
DELAWARE TAX-FREE IDAHO	CHARLES SCHWAB & CO INC	10.00%
FUND CLASS C	SPECIAL CUSTODY ACCT FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905
DELAWARE TAX-FREE IDAHO	FIRST CLEARING LLC	46.10%
FUND CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE IDAHO	MLPF&S FOR THE SOLE	11.19%
FUND CLASS C	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE IDAHO	RAYMOND JAMES	8.23%
FUND CLASS C	OMNIBUS FOR MUTUAL FUNDS
	HOUSE ACCT FIRM
	ATTN COURTNEY WALLER
	880 CARILLON PARKWAY
	ST PETERSBURG FL 33724
DELAWARE TAX-FREE IDAHO	MLPF&S FOR THE SOLE	58.67%
FUND CLASS I	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE IDAHO	MORGAN STANLEY SMITH BARNEY	10.70%
FUND CLASS I	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE IDAHO	UBS WM USA	26.84%
FUND CLASS I	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2078
DELAWARE TAX-FREE	FIRST CLEARING LLC	7.03%
MINNESOTA FUND CLASS A	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE	NATIONAL FINANCIAL SERVICES LLC	5.85%
MINNESOTA FUND CLASS A	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310
DELAWARE TAX-FREE	PERSHING LLC	12.18%
MINNESOTA FUND CLASS A	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002

Fund Name	Shareholder Name and Address	Percentage
DELAWARE TAX-FREE	FIRST CLEARING LLC	7.97%
MINNESOTA FUND CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	5.23%
MINNESOTA FUND CLASS C	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	PERSHING LLC	15.43%
MINNESOTA FUND CLASS C	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE TAX-FREE	UBS WM USA	7.61%
MINNESOTA FUND CLASS C	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2080
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	16.56%
MINNESOTA FUND CLASS I	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	5.11%
MINNESOTA FUND CLASS I	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE	NATIONAL FINANCIAL SERVICES LLC	29.30%
MINNESOTA FUND CLASS I	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310
DELAWARE TAX-FREE	UBS WM	44.71%
MINNESOTA FUND CLASS I	USA OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2079
DELAWARE TAX-FREE	FIRST CLEARING LLC	8.14%
MINNESOTA INT FUND CLASS A	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE	LPL FINANCIAL	9.93%
MINNESOTA INT FUND CLASS A	—OMNIBUS CUSTOMER ACCOUNT—
	ATTN: LINDSAY O'TOOLE
	9785 TOWNE CENTRE DR
	SAN DIEGO CA 92121
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	5.19%
MINNESOTA INT FUND CLASS A	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311

Fund Name	Shareholder Name and Address	Percentage
DELAWARE TAX-FREE	PERSHING LLC	23.69%
MINNESOTA INT FUND CLASS A	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE TAX-FREE	CHARLES SCHWAB & CO INC	6.42%
MINNESOTA INT FUND CLASS C	SPECIAL CUSTODY ACCT FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905
DELAWARE TAX-FREE	FIRST CLEARING LLC	21.28%
MINNESOTA INT FUND CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE	NATIONAL FINANCIAL SERVICES LLC	6.71%
MINNESOTA INT FUND CLASS C	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310
DELAWARE TAX-FREE	PERSHING LLC	14.25%
MINNESOTA INT FUND CLASS C	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE TAX-FREE	UBS WM USA	7.48%
MINNESOTA INT FUND CLASS C	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2081
DELAWARE TAX-FREE	LPL FINANCIAL	6.27%
MINNESOTA INT FUND CLASS I	—OMNIBUS CUSTOMER ACCOUNT—
	ATTN: LINDSAY O'TOOLE
	9785 TOWNE CENTRE DR
	SAN DIEGO CA 92121
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	9.35%
MINNESOTA INT FUND CLASS I	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	22.32%
MINNESOTA INT FUND CLASS I	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE	UBS WM	12.12%
MINNESOTA INT FUND CLASS I	USAOMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2073
DELAWARE TAX-FREE	ROBERT W BAIRD & CO. INC.	19.62%
MINNESOTA INT FUND CLASS I	777 EAST WISCONSIN AVENUE
	MILWAUKEE WI 53202-5391

Fund Name	Shareholder Name and Address	Percentage
DELAWARE TAX-FREE	ROBERT W BAIRD & CO. INC.	5.66%
MINNESOTA INT FUND CLASS I	777 EAST WISCONSIN AVENUE
	MILWAUKEE WI 53202-5391
DELAWARE TAX-FREE	ROBERT W BAIRD & CO. INC.	6.23%
MINNESOTA INT FUND CLASS I	777 EAST WISCONSIN AVENUE
	MILWAUKEE WI 53202-5391
DELAWARE TAX-FREE	ROBERT W BAIRD & CO. INC.	12.19%
MINNESOTA INT FUND CLASS I	777 EAST WISCONSIN AVENUE
	MILWAUKEE WI 53202-5391
DELAWARE MINNESOTA HIGH	FIRST CLEARING LLC	13.76%
YLD MUNI BOND CLASS A	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE MINNESOTA HIGH	LPL FINANCIAL	7.00%
YLD MUNI BOND CLASS A	—OMNIBUS CUSTOMER ACCOUNT—
	ATTN: LINDSAY O'TOOLE
	9785 TOWNE CENTRE DR
	SAN DIEGO CA 92121
DELAWARE MINNESOTA HIGH	PERSHING LLC	17.13%
YLD MUNI BOND CLASS A	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE MINNESOTA HIGH	FIRST CLEARING LLC	5.16%
YLD MUNI BOND CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE MINNESOTA HIGH	MORGAN STANLEY SMITH BARNEY	12.80%
YLD MUNI BOND CLASS C	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE MINNESOTA HIGH	PERSHING LLC	15.75%
YLD MUNI BOND CLASS C	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE MINNESOTA HIGH	UBS WM USA	10.57%
YLD MUNI BOND CLASS C	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2082
DELAWARE MINNESOTA HIGH	FIRST CLEARING LLC	18.61%
YLD MUNI BOND CLASS I	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE MINNESOTA HIGH	MLPF&S FOR THE SOLE	17.40%
YLD MUNI BOND CLASS I	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC 4800 DEER
	LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484

Fund Name	Shareholder Name and Address	Percentage
DELAWARE MINNESOTA HIGH	MORGAN STANLEY SMITH BARNEY	28.56%
YLD MUNI BOND CLASS I	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE MINNESOTA HIGH	UBS WM USA	35.11%
YLD MUNI BOND CLASS I	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2074
DELAWARE TAX-FREE NEW	FIRST CLEARING LLC	15.01%
YORK FUND CLASS A	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE NEW	LPL FINANCIAL	21.70%
YORK FUND CLASS A	—OMNIBUS CUSTOMER ACCOUNT—
	ATTN: LINDSAY O'TOOLE
	9785 TOWNE CENTRE DR
	SAN DIEGO CA 92121
DELAWARE TAX-FREE NEW	MLPF&S FOR THE SOLE	6.11%
YORK FUND CLASS A	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE NEW	MORGAN STANLEY SMITH BARNEY	9.85%
YORK FUND CLASS A	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE NEW	PERSHING LLC	11.53%
YORK FUND CLASS A	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE TAX-FREE NEW	FIRST CLEARING LLC	8.19%
YORK FUND CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE NEW	MLPF&S FOR THE SOLE	53.84%
YORK FUND CLASS C	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE NEW	MORGAN STANLEY SMITH BARNEY	14.37%
YORK FUND CLASS C	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE NEW	UBS WM USA	6.62%
YORK FUND CLASS C	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2088

Fund Name	Shareholder Name and Address	Percentage
DELAWARE TAX-FREE NEW	MLPF&S FOR THE SOLE	16.18%
YORK FUND CLASS I	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE NEW	MORGAN STANLEY SMITH BARNEY	12.31%
YORK FUND CLASS I	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE NEW	UBS WM USA	71.49%
YORK FUND CLASS I	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2087
DELAWARE TAX-FREE	CHARLES SCHWAB & CO INC	6.75%
PENNSYLVANIA FUND CLASS A	SPECIAL CUSTODY ACCT FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905
DELAWARE TAX-FREE	FIRST CLEARING LLC	10.32%
PENNSYLVANIA FUND CLASS A	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	7.35%
PENNSYLVANIA FUND CLASS A	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE	NATIONAL FINANCIAL SERVICES LLC	10.92%
PENNSYLVANIA FUND CLASS A	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310
DELAWARE TAX-FREE	CHARLES SCHWAB & CO INC	6.32%
PENNSYLVANIA FUND CLASS C	SPECIAL CUSTODY ACCT FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905
DELAWARE TAX-FREE	FIRST CLEARING LLC	10.97%
PENNSYLVANIA FUND CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE TAX-FREE	LPL FINANCIAL	10.15%
PENNSYLVANIA FUND CLASS C	—OMNIBUS CUSTOMER ACCOUNT—
	ATTN: LINDSAY O'TOOLE
	9785 TOWNE CENTRE DR
	SAN DIEGO CA 92121

Fund Name	Shareholder Name and Address	Percentage
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	10.95%
PENNSYLVANIA FUND CLASS C	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	16.36%
PENNSYLVANIA FUND CLASS C	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE	PERSHING LLC	5.30%
PENNSYLVANIA FUND CLASS C	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE TAX-FREE	RAYMOND JAMES OMNIBUS FOR MUTUAL	7.69%
PENNSYLVANIA FUND CLASS C	FUNDS
	ATTN COURTNEY WALLER
	880 CARILLON PARKWAY
	ST PETERSBURG FL 33715
DELAWARE TAX-FREE	MLPF&S FOR THE SOLE	34.73%
PENNSYLVANIA FUND CLASS I	BENEFIT OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE E FL2
	JACKSONVILLE FL 32246-6484
DELAWARE TAX-FREE	MORGAN STANLEY SMITH BARNEY	25.22%
PENNSYLVANIA FUND CLASS I	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE TAX-FREE	UBS WM USA	34.26%
PENNSYLVANIA FUND CLASS I	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2072

APPENDIX A — SPECIAL FACTORS AFFECTING THE FUNDS

The following information is a brief summary of certain state factors affecting the Funds and does not purport to be a complete description of such factors. The financial condition of a state, its public authorities and local governments could affect the market values and marketability of, and therefore the NAV per share and the interest income of the respective state Fund, or result in the default of existing obligations, including obligations which may be held by a Fund. Further, each state faces numerous forms of litigation seeking significant damages that, if awarded, may adversely affect the financial situation of such state or issuers located in such state. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of a state, and there is no obligation on the part of a state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state.

Bond ratings received on a state’s general obligation bonds, if any, may be discussed below. Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) and/or Fitch, Inc. (“Fitch”) provide an assessment/rating of the creditworthiness of an obligor. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on information furnished by the issuer or obtained by the rating service from other sources it considers reliable. Each rating service does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by any such rating agencies, if in their respective judgments, circumstances so warrant.

A revision or withdrawal of any such credit rating could have an effect on the market price of the related debt obligations. An explanation of the significance and status of such credit ratings may be obtained from the rating agencies furnishing the same. In addition, a description of Moody’s, S&P’s and Fitch’s bond ratings is set forth in Appendix B.

The information contained below is based primarily upon information derived from state official statements, Comprehensive Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources. It is only a brief summary of the complex factors affecting the financial situation in various states. It has not been independently verified by the Funds. The Funds make no representation or warranty regarding the completeness or accuracy of such information. The market value of shares of any Fund may fluctuate due to factors such as changes in interest rates, matters affecting a particular state, or for other reasons.

Factors affecting Delaware Tax-Free Arizona Fund

Economic condition and outlook. Arizona’s economy continued to show signs of improvement and slow recovery in fiscal year 2013, which sustained the upward trend in General Fund tax revenue collections. The Arizona Department of Administration, Office of Employment & Population Statistics (“OEPS”) forecasts nonfarm employment will continue slow, subpar employment growth in 2014 and gradually gain momentum in 2015. The October 2014 seasonally adjusted unemployment rate for Arizona was 6.8% (compared with 5.8% for the U.S.). The October 2014 unadjusted unemployment rates for the Phoenix and Tucson metropolitan statistical areas were 5.7% and 6.0%, respectively.

As of October 2014, Arizona added 66,400 nonfarm jobs (2.6%) over the year, the largest gain since January 2007. However, the Arizona nonfarm employment levels remains well below its prerecession peak. The private sector gained the most adding 63,000 jobs or 3.0% over the year. This was the first time that the private sector reached an over-the-year growth of 3.0% since peak employment in 2006. Government added 3,400 jobs (0.8%) over the year. Ten of the 11 major sectors reported gains with only one reporting a loss. Education and health services added the most jobs (18,500 jobs). Gains were driven by health care and social assistance which added 16,500 jobs, the largest over-the-year gain on record (1991-2014). Other sectors with large gains include professional and business services (15,900 jobs); leisure and hospitality (12,600 jobs); trade, transportation, and utilities (7,300 jobs); and financial activities (6,800 jobs). Smaller gains were recorded in government (3,400 jobs), other services (3,100 jobs), information (500 jobs), manufacturing (400 jobs), and natural resources and mining (300 jobs). Construction reported a loss of 2,400 jobs over the year.

According to the OEPS, Arizona is one of the states in the nation most vulnerable to federal government expenditure reductions because of the large proportion of military spending in the State’s economy.

General Fund. The General Fund is the chief operating fund of the State. At June 30, 2013, unassigned fund balance of the General Fund was $156.9 million, while total fund balance closed the year at $423.2 million. The fund balance of the State’s General Fund increased $502.9 million during the fiscal year. The primary reasons for the increase in fund balance during the fiscal year are increased collections of sales and income taxes and the receipt of a one-time tobacco litigation settlement payment.

The assets and deferred outflow of resources of the State exceeded liabilities at the close of the 2013 fiscal year by $24.1 billion (reported as net position). Of this amount, a deficit of $1.5 billion exists for unrestricted net assets (restricted net position), $6.7 billion is restricted for specific purposes, and $18.9 billion is net investment in capital assets.

Debt administration. Although the State issues no general obligation debt instruments, S&P has assigned the State an issuer rating of AA- (with a positive outlook) (rating confirmed as of Nov. 17, 2014). The Arizona Constitution provides that the State may contract debts not to exceed $350,000. This provision has been interpreted to restrict the State from pledging its credit as a sole payment for debts incurred for the operation of State government. As a result, the State pledges either dedicated revenue streams or the constructed building or equipment acquired as security for the repayment of long-term debt instruments. The State’s total long-term primary government debt increased during the 2013 fiscal year to $10.4 billion, an increase of $149.0 million (or 1%). Changes during the year included the addition of revenue bonds and certificates of participation of $1.4 billion and $163.6 million, respectively. Also, the State retired $1.2 billion of revenue bonds, $39.0 million of grant anticipation notes and $341.1 million of certificates of participation.

Factors affecting Delaware Tax-Free California Fund

Economic condition and outlook. California’s economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. California is by far the most populous state in the nation. The 2013 estimate of California’s population is 38.2 million residents, which is 12% of the total U.S. population. During the recent recession, which officially ended in 2009, the State experienced the most significant economic downturn since the Great Depression of the 1930s. As a result, State tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls in the period 2008 through 2011, which were addressed largely through various spending cuts and deferrals.

California’s labor markets deteriorated dramatically during the latter half of 2008 and the first nine months of 2009, suffering their worst losses on record. From July 2007 through February 2010, the State lost nearly 1.3 million nonfarm jobs. These losses switched to very modest gains during 2010 and 2011, which accelerated in 2012. California has gained 1.3 million jobs from February 2010 through April 2014, recovering almost all of the nonfarm jobs lost during the recession. The unemployment rate in the State reached a high of 12.4% in late 2010. The rate improved thereafter, falling to 7.4% in June 2014. Personal income increased in 14 of the 16 quarters through the end of 2013, with decreases only in the fourth quarter of 2011 and the first quarter of 2013.

California’s economy is experiencing a gradual and broadening recovery. Continued growth in the high-technology sector, international trade, and tourism are being supplemented by better residential construction and real estate conditions. Personal income increased in 14 of the 16 quarters through the end of 2013. As of June 2014, however, the rate of unemployment in the State continued to exceed the national rate. Fiscally strapped local governments remain a drag on the recovery.

After hitting a low of close to 200,000 units (seasonally adjusted and annualized) in the middle of 2007, sales of existing single-family homes have rebounded to above 400,000 units annually. Home prices continued to climb in 2013 and early 2014 reaching levels not seen in more than five years. The median price of existing, single-family homes sold in June 2014 was $457,160. However, this remains 23% below the pre-recession peak. California issued 83,000 residential building permits in 2013, 42.6% more than were issued in 2012 but still only 39% of the 213,000 permits issued in 2004.

California export values totaled $168.13 billion in 2013, surpassing the $161.9 billion recorded in 2012. Exports of manufactured goods and non-manufactured goods (agricultural produce and raw materials) in 2013 were up 4.6% and 7.1% respectively, from 2012. Despite a severe three-year drought, agricultural exports continue to increase as rising prices offset lower volumes of exports.

Revenues and expenditures. The economic downturn of the last few years adversely affected the State’s budget situation. California’s fiscal challenges were exacerbated by unprecedented levels of debts, deferrals, and budgetary obligations accumulated over the prior decade. The 2011 and 2012 Budget Acts addressed this deficit through three dollars of ongoing spending reductions for every dollar of tax increases. The 2012 Budget Act closed a projected budget gap of $15.7 billion over the two fiscal years 2011-12 and 2012-13 and projected a $948 million reserve by June 30, 2013, by enacting a total of $16.6 billion in solutions (including a combination of expenditure reductions, additional revenues and other solutions).

The expenses of the primary government totaled $224.9 billion for the year ended June 30, 2013. The primary government’s general revenues of $119.3 billion were more than the residual expenses. As a result, the total net deficit position decreased by $9.9 billion, or 70.9%.

The two main state pension funds face large unfunded future liabilities. The California Public Employees’ Retirement System (“CalPERS”) reported an accrued unfunded liability allocable to state employees (excluding judges and elected officials) as of June 30, 2013, of $36.4 billion on an actuarial value of assets (“AVA”) basis and $49.9 billion on a market value of assets (“MVA”) basis. The California State Teachers’ Retirement System (“CalSTRS”) reported the unfunded accrual liability of its defined benefit plan as of June 30, 2013 at $73.7 billion on an AVA basis and $74.4 billion on a MVA basis. General Fund contributions to CalPERS and CalSTRS are estimated to be approximately $2.7 billion and $1.5 billion, respectively for fiscal year 2014-15.

The State also provides postemployment health care and dental benefits to State employees and their spouses and dependents, when applicable, and utilizes a “pay-as-you-go” funding policy. The State has an unfunded actuarial accrued liability relating to State retirees’ other postemployment benefits which was estimated at $64.57 billion as of June 30, 2013. The Legislature and Governor approved a comprehensive pension reform package affecting state and local government in 2012. The Public Employees’ Pension Reform Act of 2013 implements lower defined-benefit formulas with higher retirement ages for new employees hired on or after Jan. 1, 2013, and includes provisions to increase current employee contributions.

Current State budget. The 2014-15 budget was enacted on June 20, 2014. The 2014 Budget Act, includes a multi-year plan that is balanced, establishes a rainy day fund, addresses the CalSTRS unfunded liabilities, and pays down a substantial portion of the budgetary debt from past years. The California Legislative Analyst’s Office (“LAO”), in its Nov. 2014 California Fiscal Outlook, estimates a $569 million erosion in the reserve balance, leaving a year-end deficit of $119 million in that account. Combined with the $1.6 billion balance in the budget stabilization fund, the LAO estimates that total reserves will be $1.5 billion at the end of 2014-15.

Obligations of the State of California. As of July 1, 2014, the State had outstanding obligations payable principally from the State’s General Fund or from lease payments paid from the operating budget of the respective lessees, which operating budgets are primarily, but not exclusively, derived from the General Fund, consisting of $75.7 billion principal amount of general obligation bonds and $11.3 billion of lease-revenue bonds.

Bond ratings. The State’s general obligation bonds are currently rated A (with a stable outlook) by S&P and Aa3 by Moody’s (with a stable outlook) (ratings confirmed as of Nov. 17, 2014 and Nov. 20, 2014, respectively). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Other considerations. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and Southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. The State’s and any other municipal issuers’ outstanding obligations could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions due to earthquakes.

Factors affecting Delaware Tax-Free Colorado Fund

Economic condition and outlook. Colorado’s major economic sectors include agriculture, manufacturing, technology, tourism, energy production, and mining. Considerable economic activity is generated in support of these sectors by government, wholesale and retail trade, transportation, communications, public utilities, finance, insurance, real estate, and other services. Given the State’s semiarid climate, water resource development, allocation, and conservation are ongoing issues for State management.

According to the September 2014 revenue forecast report from the Governor’s Office of State Planning and Budgeting (“OSPB”), Colorado’s economic recovery has been solid in recent months, but not all parts of the State are experiencing a high degree of economic strength. In certain regions, home prices and employment remain weaker, but it is also the case that the drop during the recession was not as precipitous. Personal income grew in Colorado at a rate of 3.4% in 2013 and is forecast to grow 5.8% in 2014. Per-capita income in Colorado grew to $46,640 in 2013 and is forecast to grow to $48,603 in 2014.

Colorado nonfarm jobs grew 3.0% in 2013, with broad growth across industries. In 2014, the State added 47,800 jobs through July, a growth rate of 2%. Much of Colorado’s job growth has occurred in the following major industries: arts, entertainment and recreation; mining (mostly oil and gas); construction; healthcare and social assistance; professional, scientific, and technical services; and manufacturing. Notable areas with weak growth or job losses include the federal government, finance and insurance and real estate and rental and leasing. The stronger job growth in Colorado has absorbed job seekers, while reducing the State’s overall unemployment rate. Colorado’s unemployment rate declined to 5.1% in August 2014, the lowest level since 2008.

Colorado’s housing market also continues to build momentum, as prices and construction of new homes rise throughout the State. Colorado residential housing permits grew 18.0% in 2013 and are forecast to grow 18.9% in 2014. Despite the solid growth in housing construction that has accompanied Colorado’s expansion, the total number of permits remains below pre-recession levels, which were likely unsustainable. While average housing prices across Colorado surpassed their pre-recession peak around the end of 2012, average home prices at the national level remain lower than the peak reached in early 2007.

Revenues and expenditures. The State’s General Fund revenues reflect the overall condition of the State’s economy, which showed improved growth in fiscal year 2012-13. General Fund revenues increased by $821.0 million (10.6%) from the prior year.

On a budgetary basis, total expenditures and transfers-out (excluding transfers not appropriated by department) funded from general-purpose revenues during fiscal years 2012-13 and 2011-12 were $7,826.9 million and $7,139.2 million, respectively.

Budget process. The Colorado budget process is greatly impacted by a series of State constitutional and statutory limitations, including, among other things, constitutional requirements that expenditures for any fiscal year not exceed revenues for such fiscal year and that limited the State’s revenue growth to the sum of inflation plus population growth in the previous calendar year, with revenues in excess of that amount refunded to taxpayers unless voters approve otherwise.

Debt management. Under its Constitution, the State of Colorado is not permitted to issue general obligation bonds secured by the full faith and credit of the State except to fund buildings for State use, to defend the State or the U.S. (in time of war), or to provide for unforeseen revenue deficiencies.

Factors affecting Delaware Tax-Free Idaho Fund

Economic condition and outlook. According to the October 2014 forecast by the Idaho Division of Financial Management, this year has been one of the first years of stabilized growth since before the recession. Idaho is not experiencing the pace of employment growth seen before the recession, but is finally at a more rapid pace than the sluggish path of recovery during the last four years since the end of the downturn. Idaho’s housing market is moving out of the recovery stage and into a more sustainable growth stage. Income and wage growth has lagged most of the rest of the recovery, but has recently begun to expand at a more accelerated gait. Employment, income, and construction are all expected to stay on track, consistently growing in each year of this forecast. As the housing market began to heat up back in 2012, it was anticipated that Idaho housing starts would quicken for several years. It now appears that a significant portion of that accelerated growth has occurred, and it seems likely that Idaho’s housing market is on a more consistent and supportable track. Construction employment and single–family housing starts are both expected to grow in each year of the forecast, whereas multi-family housing starts are expected to fluctuate between growth and contraction over the next few years.

Nongoods-producing employment, which accounts for roughly 85% of all nonfarm payrolls in Idaho, is forecast to grow at a pace between 2.0% and 2.3% through 2018. Employment in the goods-producing sectors accounts for a much smaller portion of Idaho’s nonfarm jobs, but is expected to post stronger growth, increasing at an average annual pace of 2.7% through 2018. The nongoods-producing sector consists of two categories: services and trade. The services category is made up of information services; financial activities; transportation, warehousing, and utilities; professional and business services; education and health services; leisure and hospitality services; and other services. Service employment is forecast to grow at an average rate of 2.8% over the forecast period, finishing 2018 with just under 367,000 jobs. The other side of nongoods-producing employment, the trade category, is further subdivided into two employment sectors; retail and wholesale. Employment in the retail sector accounts for almost 75% of all trade employment. Retail trade employment growth is expected to be quite stable over the forecast period, with anticipated increases between 2.6% and 2.9% in each year of the forecast period. Wholesale employment will also add to the gains in the trade sector, with anticipated payroll growth of 2.2.% in 2014 and continued growth in each year of the forecast. Total private non-goods producing payroll is expected to expand 2.9% in 2014, 2.0% in 2015, 2.2% in 2016, and 2.3% in both 2017 and 2018.

Idaho real personal income is forecast to grow by 3.5% in 2014, which is its strongest showing since 2006.

Revenues and expenditures. Idaho reported a net position of $10.4 billion for the fiscal year ended June 30, 2013, comprised of $13.4 billion in total assets and $6.8 million in deferred outflows of resources offset by $3.0 billion in total liabilities and $6.8 million in deferred inflows of resources. An unrestricted net position of $979.8 million may be used to meet the State’s ongoing obligations to citizens and creditors. The State’s total net position increased by $593.7 million as a result of this year’s operations. The net position of governmental activities increased $459.4 million, while the net position of business-type activities increased $134.3 million. As of the close of the 2013 fiscal year, the State’s governmental funds reported combined ending fund balances of $2.9 billion, an increase of $297.3 million in comparison with the prior year. Approximately $1.3 billion cannot be spent because it is not in spendable form or because of legal or contractual requirements. Another $1.3 billion of the ending fund balance is restricted, committed or assigned for a specific purpose and may be spent upon legislative approval. About $389.5 million of the ending fund balance is the General Fund’s unassigned fund balance and may be spent at the State’s discretion, with legislative approval.

Debt management. The State of Idaho has no outstanding general obligation bond debt. The State Code authorizes the State Treasurer, on approval of the State Board of Examiners, to borrow money in anticipation of current-year tax receipts. General Fund revenues are received in relatively uneven amounts throughout the fiscal year. The State uses external tax anticipation notes to cover the shortfall between General Fund revenues and disbursements during the year. Each note when duly issued is a valid and binding obligation of the State of Idaho, backed by the full faith and credit of the State of Idaho. At fiscal year end 2013, the State’s long-term debt had increased $31.9 million from the prior year to $1,393.1 million, comprised of $779.9 million in government activities and $613.2 million in business-type activities.

Bond ratings. Although the State has no general obligation debt outstanding, Moody’s has assigned the State an issuer rating of Aa1 (with a stable outlook) (rating confirmed as of Nov. 20, 2014). There can be no assurance that such rating will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Idaho issuers may be unrelated to the creditworthiness of obligations, including tax anticipation notes, issued by the State of Idaho, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Factors affecting the Delaware Tax-Exempt Minnesota Funds

Economic condition and outlook. In its November 2014 forecast, the Minnesota’s Office of Management and Budget (“OMMB”) reported that Minnesota’s economy continues to make steady progress. Steady job growth has helped to push Minnesota’s unemployment rate down almost a full percentage point in the past year, to 3.9% in October 2014. This matches the low point of the previous 2002-2007 economic expansion. The number of long-term unemployed and the rate of involuntary part-time employment have fallen sharply as well. However, Minnesota’s labor force growth remains very weak and wage pressures have yet to emerge. Moreover, the State’s housing recovery has stalled in part due to unexpectedly slow household formation.

The State added almost 50,000 net new jobs, or 1.8% over the year from October 2013, slightly less than the national rate of 2.0%. The private sector has added 46,000 jobs, or 1.9% in the past year, short of the national rate of 2.3%. Those employment gains continue to be broad based, particularly in the goods producing sector.

Budget process. Minnesota operates on a two-year budget cycle (a biennium). The current biennium began on July 1, 2013 and will end on June 30, 2015. State statutes and the Minnesota Constitution require a balanced budget. The enacted budget resolved a $627 million projected deficit, increased net General Fund revenues by $2.306 billion and appropriated $1.606 billion for State and local programs. The February forecast projected a budget balance of $1.233 billion for the current biennium. Changes enacted in the 2014 Legislative Session included $483 million in tax reductions and other revenue changes, $568 million in supplemental spending and a $150 million increase to the budget reserve. As a result, the current biennium’s projected budgetary balance is $32 million.

Revenues and expenditures. The assets of the State exceeded liabilities at June 30, 2013 by $15.6 billion (presented as net position). Of this amount, a deficit of $2.0 billion was reported as unrestricted net position. At of the end of the 2013 fiscal year, the State’s governmental funds reported a combined ending fund balance of $5.7 billion, an increase of $1.5 billion compared to the prior year. Included in the ending fund balance is a General Fund unassigned balance of $210 million.

Debt management. The State debt management policy currently has three guidelines: 1) total tax-supported principal outstanding shall be 3.25% or less of total State personal income; 2) total amount of principal (both issued, and authorized but unissued) for State general obligations, State moral obligations, equipment capital leases, and real estate capital leases are not to exceed 6% of State personal income; and 3) 40.0% of general obligation debt shall be due within five years and 70% within 10 years, if consistent with the useful life of the financial assets and/or market conditions. As of Nov. 30, 2014, total tax supported debt was 3.00% of estimated State personal income and total principal (issued, and authorized but unissued) was 4.27% of estimated State personal income. As of June 30, 2014, 40.5% of the State’s general obligation bonds were scheduled to mature within five years and 70.9% were scheduled to mature within 10 years.

The State’s long-term liabilities increased by $338 million (3.73%) during the 2013 fiscal year. The increase is primarily a result of the State issuing general obligation bonds for trunk highway projects and other various State purposes. In addition, the State issued State General Fund appropriation refunding bonds to refund the tobacco settlement revenue bonds issued by the Tobacco Securitization Authority in the prior year.

Bond ratings. Moody’s rates Minnesota’s general obligation bonds Aa1 (with a stable outlook) and S&P rates the State’s general obligation at AA+ (with a stable outlook) (ratings confirmed as of Nov. 20, 2014 and Nov. 17, 2014, respectively). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Factors affecting Delaware Tax-Free New York Fund

Economic condition and outlook. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. Although employment in New York State has exceeded the prerecession level, the job recovery has been uneven across the State’s metropolitan areas. Through March 2014, New York City had added nearly twice as many jobs as it lost in the recession. The metropolitan areas of Ithaca, Long Island and the Mid-Hudson Valley also added more jobs than were lost in the recession, but the recovery has progressed more slowly in other upstate areas. The State’s unemployment rate has fallen from a peak of 8.9% in December 2009 to 6.9% in March 2014, but it remains above its prerecession level (4.3%). In March 2014, more than a third of the unemployed people in New York were the long-term unemployed (i.e., out of work for six months or longer). The percentage of long-term unemployed was lower than the peak in March 2013 (46%), but remained elevated compared to the prerecession level.

The securities industry is an important component of the State’s economy, providing 12% of all wages paid in the State and generating nearly 16% of State tax revenues. Although the broker/dealer profits of the member firms of the New York Stock Exchange (the traditional measure of industry profitability) declined by 30% to $16.7 billion in 2013, profitability was still good by historical standards. The industry got off to a strong start to the first quarter of 2014 with profits of $5.3 billion, even though profitability was held down by litigation costs related to the financial crisis. In February 2014, the Office of the State Comptroller estimated that bonuses (including compensation deferred from prior years) for securities industry employees who work in New York City increased by 15% to an average of $164,530. Although Wall Street has been profitable for several years, the securities industry in New York city continued to shed jobs as it adapted to new conditions. After losing 26,000 jobs during the recession, the securities industry added jobs during 2010 but resumed downsizing beginning in 2011. During the first three months of 2014, the securities industry lost another 1,300 jobs (compared to the same period one year earlier) and the industry was almost 14% smaller than before the financial crisis.

General government results. An operating surplus of $172 million is reported in the New York State General Fund for fiscal year ended March 31, 2014. As a result, the General Fund now has an accumulated fund deficit of $567 million. The State completed its fiscal year ended March 31, 2014, with a combined Governmental Funds operating surplus of $1.2 billion as compared to a combined Governmental Funds operating surplus for the preceding fiscal year of $136 million. The combined operating surplus of $1.2 billion for the fiscal year ended March 31, 2014 included an operating surplus in the General Fund of $172 million, in the Federal Special Revenue Fund of $6 million, in the General Debt Service Fund of $377 million and $646 million in Other Governmental Funds.

State budgetary outlook. The Division of Budget of the State of New York (“DOB”) estimates that the State will end fiscal year 2015 with a sizeable General Fund cash-basis surplus due to series of unbudgeted financial settlements with several banks and insurance companies during fiscal year 2015. DOB expects the State to end fiscal year 2015 with a General Fund closing balance of $6.8 billion, an increase of $4.8billion from the Enacted Budget Financial Plan. General Fund disbursements, including transfers to other funds, are expected to total $63.2 billion in fiscal year 2015. DOB estimates that spending in State Operating Funds will grow at 1.8% in fiscal year 2015, consistent with the 2% spending benchmark adopted by the current administration in fiscal year 2012.

In recent years, New York has sustained damage from three powerful storms that crippled entire regions. In August 2011, Hurricane Irene disrupted power and caused extensive flooding to various New York State counties. In September 2011, Tropical Storm Lee caused flooding in additional New York State counties and, in some cases, exacerbated the damage caused by Hurricane Irene two weeks earlier. Little more than one year later, on Oct. 29, 2012, Superstorm Sandy struck the East Coast, causing widespread infrastructure damage and economic losses to the greater New York region. The frequency and intensity of these storms presents economic and financial risks to the State. State claims for reimbursement for the costs of the immediate response are in process, and both recovery and future mitigation efforts have begun, largely supported by Federal funds. In January 2013, the Federal government approved approximately $60 billion in Federal disaster aid for general recovery, rebuilding and mitigation activity nationwide. It is anticipated that New York State, and its localities, may receive approximately one-half of this amount over the coming years for response, recovery, and mitigation costs. There can be no assurance that all anticipated Federal disaster aid described above will be provided the State and its affected entities, or that such Federal disaster aid will be provided on the expected schedule.

Debt and other financing activities. The State’s debt levels are typically measured by the DOB using two categories: State supported debt and State-related debt. State-supported debt represents obligations of the State that are paid from traditional State resources (i.e., tax revenue) and have a budgetary impact. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. These include the State Personal Income Tax (“PIT”) Revenue Bond Program and the New York Local Government Assistance Program bonds. The State reports that it has never defaulted on any of its general obligation indebtedness, PIT Revenue Bonds, Sales Tax Revenue Bonds or its obligations under lease purchase or contractual obligation financing arrangements. At March 31, 2014, the State had $3.191 billion in general obligation bonds outstanding. The total amount of general obligation bonded debt authorized but not yet issued at March 31, 2014, was $908 million. At March 31, 2014, the State had $58.3 billion in bonds, notes and other financing agreements outstanding compared with $57.9 billion last year, an increase of $406 million.

New York City (the “City”). The fiscal demands on New York may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and its related issuers, to market securities successfully in the public credit markets.

The City, with a population of approximately 8,400,000 is the most populous city in the U.S. Its non-manufacturing economy is broadly based, with the banking and securities, insurance, information, publishing, fashion design, retailing and education and health care industries accounting for a significant portion of the City’s total employment earnings. Additionally, the City is a leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing. From 2009 to 2013, the City added 297,700 private sector jobs (growth of 10%). As of June 2014, total employment in the City was 4,067,500 compared to 3,973,200 in June 2013, an increase of approximately 2.4%. As of June 2014, the total unemployment rate (not seasonally adjusted) in the City was 7.7%, compared to 8.9% in June 2013.

The City had General Fund surpluses of $2.011 billion, $2.812 billion and $2.467 billion before certain expenditures and transfers (discretionary and other) for fiscal years 2014, 2013 and 2012, respectively. For fiscal years 2014, 2013, and 2012, the General Fund surplus was $5 million after expenditures and transfers (discretionary and other).

Bond ratings. The State’s general obligation bonds are rated AA+ (with a stable outlook) by S&P and Aa1 (with a stable outlook) by Moody’s (ratings confirmed as of Nov. 17, 2014 and Nov. 20, 2014, respectively). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Factors affecting Delaware Tax-Free Pennsylvania Fund
Economic condition and outlook. The Commonwealth of Pennsylvania is one of the most populous states, ranking sixth behind California, Texas, New York, Florida, and Illinois. Pennsylvania is an established state with a diversified economy. Pennsylvania had been historically identified as a heavy industrial state. That reputation has changed over the last thirty years as the coal, steel and railroad industries declined. The Commonwealth’s business environment readjusted with a more diversified economic base. This economic readjustment was a direct result of a long-term shift in jobs, investment, and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions.

Pennsylvania’s agricultural industries remain an important component of the Commonwealth’s economic structure, accounting for more than $7.3 billion in crop and livestock products annually. In 2013, agribusiness and food related industries reached export sales surpassing $1.3 billion in economic activity. Over 59,000 farms form the backbone of the state’s agricultural economy. Farmland in Pennsylvania includes over four million acres of harvested cropland and three million acres of pasture and farm woodlands — nearly one-third of the Commonwealth’s total land area. Agricultural diversity in the Commonwealth is demonstrated by the fact that Pennsylvania ranks among the top 10 states in the production of a variety of agricultural products.

Non-agricultural employment in Pennsylvania over the 10 years ending in 2013 increased at an average annual rate of 0.02% compared with an increase 0.03% rate for the Middle Atlantic region and 0.04% rate for the U.S.

Non-manufacturing employment in Pennsylvania has increased in recent years and reached 90.2% of total employment by 2013. Consequently, manufacturing employment constitutes a diminished share of total employment within the Commonwealth. Manufacturing, contributing 9.8% of 2013 non-agricultural employment, has fallen behind the services sector, the trade sector and the government sector as the 4th largest single source of employment within the Commonwealth. In 2013, the services sector accounted for 48.4% of all non-agricultural employment while the trade sector accounted for 14.9%.

Pennsylvania’s annual average unemployment rate was equivalent to the national average throughout the 2000’s. Slower economic growth caused the unemployment rate in the Commonwealth to rise to 8.5% in 2010 compared to 4.4% annual unemployment rate in 2007. As of October 2014 Pennsylvania had a seasonally adjusted annual unemployment rate of 5.4%.

State budget. The state Constitution provides that operating budget appropriations shall not exceed the actual and estimated revenues and unappropriated surplus available in the fiscal year for which funds are appropriated.

Revenues and expenditures. The General Fund, the Commonwealth’s largest operating fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth’s operating and administrative expenses are payable from the General Fund. Debt service on all bonded indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

Legislation enacted with the adoption of the fiscal year 2003 budget abolished the Tax Stabilization Reserve Fund and transferred its balance of $1,038 million to the General Fund. Balances in the Budget Stabilization Reserve Fund are to be used only when emergencies involving the health, safety or welfare of the residents of the Commonwealth or downturns in the economy resulting in significant unanticipated revenue shortfalls cannot be dealt with through the normal budget process. At present, the Commonwealth has a virtually zero balance in the Budget Stabilization Reserve Fund.

During the five-year period from fiscal year 2009 through fiscal year 2013, total revenues and other sources increased by an average of 3.7% annually. Tax revenues during this same period increased by an annual average of 3.4%. During the past several fiscal years, fees and license income and other financing sources such as transfers from other funds have continued to become a larger portion of income to the General Fund. Expenditures and other uses during the fiscal years 2009 through 2013 rose at an average annual rate of 3.1%. The fund balance at June 30, 2013 totaled $1,566.0 million, an increase of $306.7 million from the balance at June 30, 2012.

General Fund revenues of the Commonwealth were above the certified estimate by $56.9 million or 0.2% during fiscal year 2013. Final Commonwealth General Fund revenues for the fiscal year totaled $28,646.9 million. Total fiscal year 2013 revenues, net of reserves for tax refunds and including public health and human services assessments, totaled $27,258.2 million. Total expenditures, net of appropriation lapses and including public health and human services assessments and expenditures from additional sources, were $27,717.3 million, resulting in a preliminary operating balance for fiscal year 2014 of $320.3 million. However, after accounting for a positive fiscal year 2013 beginning balance of $672.5 million, the Commonwealth ended fiscal year 2013 with an unappropriated surplus balance of $540.9 million.

General Fund revenues increased $968.9 million or 3.5% during fiscal year 2013 when measured on a year-over-year basis as compared to fiscal year 2012. Tax revenue collections grew $918.6 million or 3.4% on a year-over-year basis from fiscal year 2012 to fiscal year 2013 while non-tax revenue collections increased $50.3 million or 9.5%, primarily from an increase in escheats from fiscal year 2012 to fiscal year 2013. Commonwealth General Fund appropriations for fiscal year 2013 totaled $27,717.3 million, an increase of $686.7 million or 2.5% from fiscal year 2012 levels. The ending unappropriated balance was $540.9 million for fiscal year 2013. Again in June 2013, the statutory transfer of 25% of the Commonwealth’s unappropriated balance was suspended for one year.

Rising employer contribution rates and costs in accordance with law for the Commonwealth’s two pension systems were projected to grow by a factor of three over the next four years, rising from $1,500 million in fiscal year 2014 to $4,300 million in fiscal year 2017. Without reforms, meeting the growing pension contributions in the future will likely require deep cuts in the Commonwealth’s General Fund budget as well as the budgets of local school districts.

According to a September 2014 Pennsylvania Treasury press release, in response to a request from the administration, the Pennsylvania Treasurer extended a $1.5 billion line of credit to the Commonwealth so that it can cope with a General Fund cash balance that plunged below zero. The administration borrowed $700 million against that line of credit on Sept. 15, 2014.

Debt management. The Commonwealth is permitted by its Constitution to incur the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate-approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years, and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt, except debt incurred through the issuance of tax anticipation notes must be amortized in substantial and regular amounts.

Debt service on Commonwealth general obligation debt is paid from appropriations out of the General Fund, except for debt issued for highway purposes, which is paid from Motor License Fund appropriations. Net outstanding general obligation debt totaled $10,860.3 million at June 30, 2013, an increase of $132.8 million from June 30, 2012. Over the 10-year period ended June 30, 2013, total net outstanding general obligation debt increased at an annual rate of 4.8%. Within the most recent 5-year period, outstanding general obligation debt has increased at an annual rate of 5.8%.

Government authorities and other organizations. Certain state-created organizations have statutory authorization to issue debt for which state appropriations to pay debt service thereon are not required. The debt of these organizations is funded by assets of, or revenues derived from, the various projects financed and is not a statutory or moral obligation of the Commonwealth. However, some of these organizations are indirectly dependent upon Commonwealth operating appropriations. In addition, the Commonwealth may choose to take action to financially assist these organizations.

Moral obligations. The Pennsylvania Housing Finance Agency (“PHFA”) is a state-created agency that provides financing for housing for lower and moderate income families in the Commonwealth. The debts of this agency are a moral obligation of the Commonwealth. As of Dec. 31, 2013, PHFA had $3,526.1 million of revenue bonds outstanding.

Other Commonwealth obligations. The Commonwealth also has obligations with respect to, the bonds and debt obligations of, among other things, (i) the Commonwealth Financing Authority, which is authorized to issue limited obligation revenue bonds and other types of limited obligation revenue financing for the purposes of promoting the health, safety, employment, business opportunities, economic activity and general welfare of the Commonwealth and its citizens through loans, grants, guarantees, leases, lines and letters of credit and other financing arrangements to benefit both for-profit and non-profit entities, (ii) the Sports and Exhibition Authority of Pittsburgh and Allegheny County in connection with the construction and operation of the Pittsburgh Arena, a multi-purpose arena, to serve as the home of the Pittsburgh Penguins, a hockey team in the National Hockey League, and (iii) the Pennsylvania Convention Center located in Philadelphia, Pennsylvania and the expansion thereto.

Pension and retirement systems. The Commonwealth maintains contributory benefit pension plans covering all state employees, public school employees and employees of certain state-related organizations. State employees and employees of certain state related organizations are members of the State Employees’ Retirement System (“SERS”). Public school employees are members of the Public School Employees’ Retirement System (“PSERS”). With certain exceptions, membership in the applicable retirement system is mandatory for covered employees. As of Dec. 31, 2012, the unfunded actuarial accrued liability or SERS was $17,753 million. As of June 30, 2013, the unfunded actuarial accrued liability of PSERS was $32,599 million.

In addition to a defined benefit pension plan for state employees and employees of certain state-related organizations, the Commonwealth also provides health care plans for its eligible retirees and their qualifying dependents. These and similar plans are commonly referred to as “other post-employment benefits” or “OPEBs.” The Commonwealth provides OPEBs under two plans. The Retired Pennsylvania State Police Program provides collectively bargained benefits to retired state enlisted members and their dependents. The Retired Employee Health Program provides Commonwealth-determined benefits to other retired state employees and their dependents.

City of Philadelphia— PICA. The Pennsylvania Intergovernmental Cooperation Authority (“PICA”) was created by Commonwealth legislation in 1991 to assist the City of Philadelphia, the Commonwealth’s largest city, in remedying its fiscal emergencies. PICA is authorized to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. This financial assistance has included grants used by the City for defeasance of certain City general obligation bonds, funding of capital projects and the liquidation of the cumulative general fund balance deficit of the City of Philadelphia as of June 30, 1992, of $224.9 million.

No further bonds may be issued by PICA for the purpose of either financing capital projects or a deficit, as the authority for such bond issuance expired Dec. 31, 1994. PICA’s authority to issue debt for the purpose of financing a cash flow deficit expired on Dec. 31, 1995. Its ability to refund existing outstanding debt is unrestricted. PICA had $409.3 million in special tax revenue bonds outstanding as of June 30, 2013. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA’s bonds.

Bond ratings. The State’s general obligation bonds were downgraded in 2014 and are rated AA- (with a stable outlook) by S&P and Aa3 (with a stable outlook) by Moody’s (ratings confirmed as of Nov. 17, 2014 and Nov. 20, 2014, respectively). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Pennsylvania, and that there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.

Factors affecting Puerto Rico
Puerto Rico Economy. Puerto Rico’s economy is currently in a recession that began in the fourth quarter of 2006. The Commonwealth’s gross national product contracted in real terms in every year between fiscal year 2007 and fiscal year 2011 (inclusive), and grew by 0.9% (revised figures) and 0.3% (preliminary) in fiscal years 2012 and 2013. According to the Puerto Rico Planning Board, for fiscal years 2014 and 2015, gross national product is projected to increase by only 0.1% and 0.2%. However, the monthly economic indicators for fiscal 2014 indicate that final gross national product figures for fiscal year 2014 may be lower than the last projection by the Puerto Rico Planning Board, and more recent data from the Government Development Bank (“GDB”) suggests even slower growth or possibly a decline in real gross national product.

The economy of Puerto Rico is closely linked to the U.S. economy as most of the external factors that affect the Puerto Rico economy are determined by the policies and performance of the U.S. mainland economy. These factors include exports, direct investment, the amount of federal transfer payments, interest rates, inflation rate and tourist expenditures. During fiscal year 2014, approximately 71.8% of Puerto Rico’s exports went to the U.S. mainland, which was also the source of approximately 47.2% of Puerto Rico’s imports.

From fiscal year 2009 to fiscal year 2013, the manufacturing and service sectors generated the largest portion of gross domestic product. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher wage, high technology industries, such as pharmaceuticals, biotechnology, computers, professional and scientific instruments, and certain high technology machinery and equipment. Most of Puerto Rico’s manufacturing output is shipped to the U.S. mainland, which is also the principal source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico.

Manufacturing is the largest sector of the Puerto Rico economy in terms of gross domestic product. During fiscal year 2013, the manufacturing sector generated $48.0 billion, or 45.6%, of gross domestic product. During the period from 2010 through 2014, manufacturing employment decreased by a total of 14.4%. Given that this sector pays the highest wages, on average, in Puerto Rico, its general downturn has represented a major difficulty for restoring growth for the whole economy. There are several reasons that could explain this sector’s job shrinkage: the completion of the phase-out of Section 936 of the Internal Revenue Code, the net loss of patents on certain pharmaceutical products, the escalation of manufacturing production costs (particularly electricity), the increased use of job outsourcing, and the increase of global competition.

Puerto Rico has experienced mixed results in the service sector, which includes wholesale and retail trade, utilities, transportation and warehousing, information, finance and insurance, real estate and rental, and certain other areas such as scientific, technical, management, administrative, support, educational, health care, social, recreational, accommodation, food, and other services. This sector has expanded in terms of income over the past decade. The development of the service sector has been positively affected by demand generated by other sectors of the economy, such as manufacturing and construction.

According to the Puerto Rico Department of Labor and Human Resources Household Employment Survey, during fiscal year 2014, total employment fell by 2.2% when compared to the prior fiscal year, and the unemployment rate averaged 14.3% compared to 14.0% for the prior fiscal year.

Debt, and revenues and expenditures. The Constitution of Puerto Rico limits the amount of general obligation (full faith and credit) debt that can be issued or guaranteed by the Commonwealth to 15% or less of the average annual internal revenues of the Commonwealth for the two preceding fiscal years. Direct debt of the Commonwealth is supported by Commonwealth taxes. Debt of municipalities of the Commonwealth, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations is generally supported by the revenues of such corporations from rates charged for services or products. However, certain debt of public corporations is supported in whole or in part, directly or indirectly, by Commonwealth appropriations or taxes.

As of July 31, 2014, the Commonwealth had outstanding a total of $23.005 billion aggregate principal amount of bonds and notes issued or guaranteed by the Commonwealth or payable from General Fund appropriations, equivalent to approximately 33% of the Commonwealth’s gross national product for fiscal year 2013 ($70.740 billion). Debt service for fiscal year 2015 on these bonds and notes ($1.365 billion, excluding $344 million in capitalized interest) represents approximately 14% of the General Fund budget for fiscal year 2015 ($9.565 billion). The total outstanding public sector debt of the Commonwealth, its instrumentalities, and municipalities was $71.435 billion as of July 31, 2014, equivalent to approximately 101% of the Commonwealth’s gross national product for fiscal year 2013.

The General Fund is the chief operating fund of the Commonwealth. For more than a decade, the Commonwealth has experienced significant General Fund budget deficits. These deficits, including the payment of a portion of the Commonwealth’s debt service obligations, have been covered primarily with the net proceeds of bonds issued by the Puerto Rico Sales Tax Financing Authority (“COFINA”) and Commonwealth general obligation bonds, with interim financings provided by the GDB and, in some cases, with extraordinary onetime revenue measures or expense adjustment measures. The Commonwealth expects that its ability to finance future budget deficits will be severely limited.

The difference between General Fund operating revenues and operating expenses for fiscal year 2013 was $807 million. The difference between total General Fund resources and total expenditures was $1.353 billion. This amount was funded by (i) $775 million of general obligation and Puerto Rico Public Buildings Authority debt service refunding, (ii) a $332 million debt issuance from COFINA, (iii) a short term line of credit with GDB of $98 million, and (iv) $148 million in cash management measures.

For fiscal year 2015, the Commonwealth adopted a budget that does not require additional borrowings to finance budget deficits, although it includes $344 million of capitalized interest that was borrowed in fiscal years 2012 and 2014 and reduces the additional uniform contribution for fiscal year 2015 to the Employees Retirement System of the Commonwealth of Puerto Rico and its instrumentalities required to be made by the Commonwealth by pension reform legislation. In order to implement this budget, the Commonwealth adopted a number of emergency measures, including the Fiscal Sustainability Act. These measures have faced significant opposition from organized labor and other constituencies, which have resulted in protests and work stoppages, imposing significant costs on the Commonwealth’s economy. The Fiscal Sustainability Act enacted in June 2014 freezes certain benefits and imposes certain spending limits. Since the Fiscal Sustainability Act modifies contractual and other acquired rights, there is a possibility that it could be subject to legal challenge, and that such challenge could be successful, rendering ineffective some or all of the contemplated expense reduction measures.

The Commonwealth’s high level of debt and the resulting required allocation of revenues to service this debt have contributed to significant budget deficits during the past several years, which deficits the Commonwealth has been required to finance, further increasing the amount of its debt. More recently, the Commonwealth’s high level of debt, among other factors, has adversely affected its credit ratings and its ability to obtain financing at favorable interest rates. The Commonwealth expects that its ability to finance future budget deficits will be severely limited, and, therefore, that it will be required to reduce the amount of resources that fund other important governmental programs and services in order to balance its budget and continue honoring its obligations.

On June 28, 2014, the Commonwealth enacted the Puerto Rico Public Corporation Debt Enforcement and Recovery Act (the “Recovery Act”). Prior to the enactment of the Recovery Act, there was no Commonwealth statute providing an orderly recovery regime for public corporations experiencing financial difficulties. At the same time, Chapters 9 and 11 of the U.S. Bankruptcy Code are generally inapplicable to public corporations that are governmental instrumentalities of the Commonwealth. Thus, the Recovery Act is intended to fill this statutory gap and provide for an orderly legal process governing the enforcement and restructuring of the debts and other obligations of certain public corporations of the Commonwealth.

The purpose of the Recovery Act is to create a legal framework that: (i) allows certain public corporations to adjust their debts in a manner that protects the interests of all affected creditors; (ii) provides procedures for the orderly enforcement and restructuring of the debts and obligations of eligible public corporations in a manner that is consistent with the U.S. and Commonwealth Constitutions; and (iii) maximizes the return to such public corporation’s stakeholders. The Recovery Act does not apply to the Commonwealth. It applies solely to certain public corporations. The Recovery Act establishes two types of processes to adjust a public corporation’s obligations. These two processes are designed to work together either concurrently or sequentially.

On June 28, 2014, certain holders of bonds issued by the Puerto Rico Electric Power Authority (“PREPA”) filed a lawsuit in the U.S. District Court for the District of Puerto Rico (“District Court”) seeking a declaratory judgment that the Recovery Act violates multiple provisions of the U.S. Constitution. The complaint alleges that the Recovery Act is a law dealing with “bankruptcy matters” and that the Commonwealth is precluded by the U.S. Constitution from enacting this law since only the U.S. Congress can do so under the “bankruptcy clause” of the U.S. Constitution. The complaint further alleges that certain provisions of the Recovery Act, if enforced, would violate several provisions of the U.S. Constitution because they would constitute an unconstitutional impairment of the contract between PREPA and its bondholders or a “taking” of the bondholders’ property without just compensation. On July 22, 2014, an investment manager, on behalf of investment funds which purportedly hold bonds issued by PREPA, filed another lawsuit in the District Court seeking a declaratory judgment that the Recovery Act violates the bankruptcy clause of the U.S. Constitution and other provisions of the U.S. and Commonwealth Constitutions, asserting similar arguments as the first complaint. On Aug. 20, 2014, the District Court issued an order consolidating both actions.

The Commonwealth faces a number of fiscal and economic challenges and its liquidity has been adversely affected by the ratings downgrades described below, by the significant increase in credit spreads for obligations of the Commonwealth and its instrumentalities, by the limited market access experienced by the Commonwealth and its instrumentalities, and by a significant reduction of liquidity in the local Puerto Rico capital markets. As a result, the Commonwealth has relied more heavily on short-term financings and interim loans, which reliance has constrained its liquidity and increased its near-term refinancing risk. Under current market conditions, in part as a result of the recent ratings downgrades discussed below, the Commonwealth may have limited capital market access. If the Commonwealth does not have sufficient access to the capital markets or alternative sources of financing to satisfy its liquidity needs, or as a result of other challenges and risk factors, it may not be able to honor all of its obligations as they come due.

Bond ratings. In February 2014 Puerto Rico’s general obligation bonds were downgraded to non-investment grade or “junk” status by Moody’s and S&P. In July 2014 Moody’s and S&P further downgraded their Puerto Rico general obligation ratings following the enactment of the Recovery Act. The Commonwealth’s outstanding general obligation bonds are rated B2 (with a negative outlook) by Moody’s and BB (with a negative outlook) by S&P (ratings confirmed as of Nov. 20, 2014 and Nov. 17, 2014, respectively). Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn. It should be noted that the creditworthiness of obligations issued by local Puerto Rican issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Puerto Rico, and there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.

APPENDIX B — DESCRIPTION OF RATINGS

Moody’s

Municipal Ratings are the opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term rating scale. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global Scales.

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, finances, governance and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Investment Grade
Aaa: Issues or issuers rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Aa: Issues or issuers rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

A: Issues or issuers rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Baa: Issues or issuers rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Below Investment Grade
Ba: Issues or issuers rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

B: Issues or issuers rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Caa: Issues or issuers rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Ca: Issues or issuers rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

C: Issues or issuers demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Con.(*): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the issue or issuer ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue or issuer ranks in the lower end of its generic rating category.

S&P®
S&P’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a statement of fact or recommendation to purchase, sell, or hold a financial obligation or make any investment decisions. Nor is it a comment regarding an issue’s market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Investment Grade
AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than an obligation in the higher rating categories. However, the obligor’s capacity to meet its financial commitment is considered still strong.

BBB: An obligation rated BBB normally exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade
BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr: The designation “pr” indicates that the rating is provisional. Such a rating assumes the successful completion of the project financed by the debt being rated and also indicates that payment of the debt service is largely or entirely dependent upon the successful and timely completion of the project. This rating addresses credit quality subsequent to the completion of the project, but makes no comment on the likelihood of or the risk of default upon failure of such completion.

PART C
(Voyageur Mutual Funds II)
File Nos. 033-11495/811-04989
Post-Effective Amendment No. 48

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation.

	(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 36 filed December 28, 2007.

(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 38 filed December 29, 2009 (Accession No. 0001137439-09-000113).

(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 38 filed December 29, 2009 (Accession No. 0001137439-09-000113).

	(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed December 28, 2007.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

	(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed December 28, 2007.

(d)	Investment Advisory Contracts.

	(1)	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of Delaware Tax-Free Colorado Fund, incorporated into this filing by reference to Post-Effective Amendment No. 39 filed October 29, 2010.

	(2)	Executed Investment Advisory Expense Limitation Letter (December 2014) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of Delaware Tax-Free Colorado Fund, attached as Exhibit No. EX-99.d.2.

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(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

		(i)	Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant, on behalf of Delaware Tax-Free Colorado Fund, incorporated into this filing by reference to Post-Effective Amendment No. 39 filed October 29, 2010.

		(ii)	Executed Amendment No. 1 (September 25, 2014) to Schedule I to the Distribution Agreement attached as Exhibit No. EX-99.e.1.ii.

	(2)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 41 filed December 29, 2011.

	(3)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 41 filed December 29, 2011.

	(4)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 41 filed December 29, 2011.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 29, 2008 (Accession No. 0001137439-08-000461).

		(i)	Executed Amendment (January 1, 2014) to the Mutual Fund Custody and Services Agreement attached as Exhibit No. EX-99.g.1.i.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference by Post-Effective Amendment No. 29 filed October 31, 2001.

		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 31 filed October 31, 2003.

		(ii)	Executed Schedule B (July 18, 2011) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 41 filed December 29, 2011.

		(iii)	Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.iii.

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	(2)	Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant attached as Exhibit No. EX-99.h.2.

	(3)	Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant attached as Exhibit No. EX-99.h.3.

(i) Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement attached as Exhibit No. EX-99.h.3.i.

(i)	Legal Opinion.

	(1)	Opinion and Consent of Counsel (August 5, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

	(2)	Opinion and Consent of Counsel (December 27, 2013) with respect to the Institutional Class of the Delaware Tax-Free Colorado Fund incorporated into this filing by reference to Post-Effective Amendment No. 46 filed December 30, 2013.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (December 2014) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan. Plans under Rule 12b-1 for Class A and Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed October 31, 2001.

(n)	Rule 18f-3 Plan.

	(1)	Amended and Restated Plan under Rule 18f-3 (September 25, 2014) attached as Exhibit No. EX-99.n.1.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) and Delaware Investments Family of Funds (October 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed October 31, 2013.

(q)	Other.

	(1)	Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed December 28, 2007.

	(2)	Power of Attorney (September 1, 2011) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2012.

	(3)	Power of Attorney (January 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed October 31, 2013.

	(4)	Power of Attorney (January 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed October 31, 2013.

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Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 30.

Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 36 filed December 28, 2007. Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed December 28, 2007.

Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Investments Funds and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

Unless otherwise noted, the following persons serving as directors or officers of the Manager have held the following positions during the Trust’s past two fiscal years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Patrick P. Coyne	President	Chairman/President/Chief	Mr. Coyne has served in various
		Executive Officer	executive capacities within
Delaware Investments
Michael J. Hogan	Executive Vice	Executive Vice	Mr. Hogan has served in
	President/Head of Equity	President/Head of Equity	various executive capacities
	Investments	Investments	within Delaware Investments
David P. O’Connor	Executive Vice	Executive Vice	Mr. O’Connor has served in
	President/Strategic	President/Strategic	various executive capacities
	Investment Relationships	Investment Relationships	within Delaware Investments
	and Initiatives/General	and Initiatives/General
	Counsel	Counsel	Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Optimum Fund Trust
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Head of Fixed	Director/Head of Fixed	Delaware Investments
	Income Investments	Income Investments

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Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments
Joseph R. Baxter	Senior Vice	Senior Vice	Mr. Baxter has served in
	President/Head of	President/Head of	various capacities within
	Municipal Bond	Municipal Bond	Delaware Investments
	Department/Senior	Department/Senior
	Portfolio Manager	Portfolio Manager
Christopher S. Beck	Senior Vice President/	Senior Vice President/	Mr. Beck has served in various
	Chief Investment	Chief Investment Officer -	capacities within Delaware
	Officer—Small Cap	Small Cap Value/Mid-Cap	Investments
	Value/Mid-Cap Value	Value Equity
Equity
Michael P. Buckley	Senior Vice	Senior Vice President/	Mr. Buckley has served in
	President//Director of	Director of Municipal	various capacities within
	Municipal Research	Research	Delaware Investments
Stephen J. Busch	Senior Vice President/	Senior Vice President/	Mr. Busch has served in various
	Investment Accounting	Investment Accounting	capacities within Delaware
Investments
Michael F. Capuzzi	Senior Vice President/	Senior Vice President/	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various capacities within
Delaware Investments
Liu-Er Chen	Senior Vice President/	Senior Vice President/	Mr. Chen has served in various
	Chief Investment Officer,	Chief Investment Officer,	capacities within Delaware
	Emerging Markets and	Emerging Markets and	Investments
	Healthcare	Healthcare
David F. Connor	Senior Vice	Senior Vice	Mr. Connor has served in
	President/Deputy General	President/Deputy General	various capacities within
	Counsel/Secretary	Counsel/Secretary	Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust
Stephen J. Czepiel	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager	Manager	Delaware Investments
Craig C. Dembek	Senior Vice President/ Co-	Senior Vice President/Co-	Mr. Dembek has served in
	Head of Credit	Head of Credit	various capacities within
	Research/Senior Research	Research/Senior Research	Delaware Investments
	Analyst	Analyst
Roger A. Early	Senior Vice President/	Senior Vice President/ Co-	Mr. Early has served in various
	Co-Chief Investment	Chief Investment Officer-	capacities within Delaware
	Officer—Total Return	Total Return Fixed	Investments
	Fixed Income Strategy	Income Strategy
Stuart M. George	Senior Vice	Senior Vice	Mr. George has served in
	President/Head of Equity	President/Head of Equity	various capacities within
	Trading	Trading	Delaware Investments
Gregory A. Gizzi	Senior Vice	Senior Vice	Mr. Gizzi has served in various
	President/Senior Portfolio	President/Senior Portfolio	capacities with Delaware
	Manager	Manager	Investments
Edward Gray	Senior Vice	Senior Vice	Mr. Gray has served in various
	President/Chief	President/Chief	capacities within Delaware
	Investment Officer—	Investment Officer –	Investments
	Global and International	Global and International
	Value Equity	Value Equity

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Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Paul Grillo	Senior Vice President/Co-	Senior Vice President/Co-	Mr. Grillo has served in various
	Chief Investment	Chief Investment	capacities within Delaware
	Officer—Total Return	Officer—Total Return	Investments
	Fixed Income Strategy	Fixed Income Strategy
Sharon Hill	Senior Vice President/	Senior Vice President/	Ms. Hill has served in various
	Head of Equity	Head of Equity	capacities within Delaware
	Quantitative Research and	Quantitative Research and	Investments
	Analytics	Analytics
James L. Hinkley	Senior Vice President/	Senior Vice President/	Mr. Hinkley has served in
	Head of Product	Head of Product	various capacities within
	Management	Management	Delaware Investments
Kashif Ishaq	Senior Vice	Senior Vice	Mr. Ishaq has served in various
	President/Head of	President/Head of	capacities within Delaware
	Investment Grade	Investment Grade	Investments
	Corporate Bond Trading	Corporate Bond Trading
Paul Matlack	Senior Vice President/	Senior Vice President/	Mr. Matlack has served in
	Senior Portfolio Manager/	Senior Portfolio Manager/	various capacities within
	Fixed Income Strategist	Fixed Income Strategist	Delaware Investments
Christopher McCarthy	Senior Vice	Senior Vice	Mr. McCarthy has served in
	President/Financial	President/Financial	various capacities within
	Institutions Sales	Institutions Sales	Delaware Investments
John P. McCarthy	Senior Vice President/Co-	Vice President/Senior	Mr. McCarthy has served in
	Head of Credit	Research Analyst	various capacities within
	Research/Senior Research		Delaware Investments
Analyst
Brian McDonnell	Senior Vice	Senior Vice	Mr. McDonnell has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager/Senior	Manager/Senior	Delaware Investments
	Structured Products	Structured Products
	Analyst/Trader	Analyst/Trader
Timothy D. McGarrity	Senior Vice	Senior Vice	Mr. McGarrity has served in
	President/Financial	President/Financial	various capacities within
	Services Officer	Services Officer	Delaware Investments
Francis X. Morris	Senior Vice	Senior Vice	Mr. Morris has served in
	President/Chief	President/Chief	various capacities within
	Investment Officer - Core	Investment Officer - Core	Delaware Investments
	Equity	Equity
Brian L. Murray, Jr.	Senior Vice President/	Senior Vice President/	Mr. Murray has served in
	Chief Compliance Officer	Chief Compliance Officer	various capacities within
Delaware Investments
Susan L. Natalini	Senior Vice	Senior Vice	Ms. Natalini has served in
	President/Head of Equity	President/Head of Equity	various capacities within
	and Fixed Income	and Fixed Income	Delaware Investments
	Business Operations	Business Operations
D. Tysen Nutt	Senior Vice President/	Senior Vice President/	Mr. Nutt has served in various
	Senior Portfolio	Senior Portfolio	capacities within Delaware
	Manager/Team Leader	Manager/Team Leader	Investments
Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Structured	President/Structured	various capacities within
	Products and Derivatives	Products and Derivatives	Delaware Investments

6

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Terrance M. O’Brien	Senior Vice	Senior Vice	Mr. O’Brien has served in
	President/Head of Fixed	President/Head of Fixed	various capacities with
	Income Quantitative	Income Quantitative	Delaware Investments
	Analysis Department	Analysis Department
Marlene Petter	Senior Vice	Senior Vice	Ms. Petter has served in various
	President/Marketing	President/Marketing	capacities within Delaware
	Communications	Communications	Investments
Richard Salus	Senior Vice President/	Senior Vice	Mr. Salus has served in various
	Controller/Treasurer	President/Chief Financial	capacities within Delaware
		Officer	Investments

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Christopher M. Testa	Senior Vice President/	Senior Vice President/	Mr. Testa has served in various
	Senior Portfolio Manager	Senior Portfolio Manager	capacities within Delaware
	since January 2014	since January 2014	Investments
Babak Zenouzi	Senior Vice President/	Senior Vice President/	Mr. Zenouzi has served in
	Chief Investment	Chief Investment Officer-	various capacities within
	Officer—Real Estate	Real Estate Securities and	Delaware Investments
	Securities and Income	Income Solutions
Solutions
Gary T. Abrams	Vice President/Senior	Vice President/Senior	Mr. Abrams has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Christopher S. Adams	Vice President/Senior	Vice President/Senior	Mr. Adams has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Wayne A. Anglace	Vice President/Senior	Vice President/Senior	Mr. Anglace has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Margaret MacCarthy Bacon	Vice President/Investment	Vice President/Investment	Ms. Bacon has served in various
	Specialist	Specialist	capacities within Delaware
Investments
Patricia L. Bakely	Vice President/Assistant	Vice President/Assistant	Ms. Bakely has served in
	Controller	Controller	various capacities within
Delaware Investments
Kristen E. Bartholdson-Peter	Vice President/Senior	Vice President/Senior	Ms. Bartholdson has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Todd Bassion	Vice President/Portfolio	Vice President/Portfolio	Mr. Bassion has served in
	Manager	Manager	various capacities within
Delaware Investments
Jo Anne Bennick	Vice President/15(c)	Vice President/15(c)	Ms. Bennick has served in
	Reporting	Reporting	various capacities within
Delaware Investments
Richard E. Biester	Vice President/Senior	Vice President/Senior	Mr. Biester has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments

7

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Sylvie S. Blender	Vice President/Financial	Vice President/Financial	Ms. Blender has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Kevin Bock	Vice President/Municipal	Vice President/Municipal	Mr. Bock has served in various
	Credit Analyst	Credit Analyst	capacities within Delaware
Investments
Zoe Bradley	Vice President/ Municipal	Vice President/Municipal	Ms. Bradley has served in
	Bond Portfolio Analyst	Bond Portfolio Analyst	various capacities within
Delaware Investments
Vincent A. Brancaccio	Vice President/Senior	Vice President/Senior	Mr. Brancaccio has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Adam H. Brown	Vice President/Portfolio	Vice President/Portfolio	Mr. Brown has served in
	Manager	Manager	various capacities within
Delaware Investments
Carolyn Brown-Jordan	Vice President/Investment	Vice President/Investment	Ms. Brown-Jordan has served in
	Accounting	Accounting	various capacities within
Delaware Investments
McAfee S. Burke	Vice President/Senior	Vice President/Senior	Mr. Burke has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments
Mathew J. Calabro	Vice President/Deputy	Vice President/Deputy	Mr. Calabro has served in
	Chief Compliance Officer	Chief Compliance Officer	various capacities within
Delaware Investments

Vice President/Chief
Compliance Officer - Optimum
Fund Trust
Mary Ellen M. Carrozza	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
	Services	Services	various capacities within
Delaware Investments
Steven G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Wen-Dar Chen	Vice President/Portfolio	Vice President/Portfolio	Mr. Chen has served in various
	Manager—International	Manager - International	capacities within Delaware
	Debt	Debt	Investments
Anthony G. Ciavarelli	Vice President/Associate	Vice President/Associate	Mr. Ciavarelli has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Sean Conner	Vice President/Director of	Vice President/Director of	Mr. Connor has served in
	Fixed Income Product	Fixed Income Product	various capacities within
	Management	Management	Delaware Investments
Michael Costanzo	Vice President/	Vice President/	Mr. Costanzo has served in
	Performance Analyst	Performance Analyst	various capacities within
	Manager	Manager	Delaware Investments
Kishor K. Daga	Vice President/	Vice President/	Mr. Daga has served in various
	Institutional Account	Institutional Account	capacities within Delaware
	Services	Services	Investments
Cori E. Daggett	Vice President/Associate	Vice President/Associate	Ms. Daggett has served in
	General Counsel/	General Counsel/Assistant	various capacities within
	Assistant Secretary	Secretary	Delaware Investments
Ion Dan	Vice President/Senior	Vice President/Senior	Mr. Dan has served in various
	Structured Products	Structured Products	capacities within Delaware
	Analyst/Trader	Analyst/Trader	Investments

8

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Guido DeAscanis III	Vice President/Senior	Vice President/Senior	Mr. DeAscanis has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within
Delaware Investments
Kevin C. Donegan	Vice President/Head of	Vice President/Head of	Mr. Donegan has served in
	Business Manager	Business Manager	various capacities within
Delaware Investments and/or its
affiliates since 1994
Camillo D’Orazio	Vice President/Ex-US	Vice President/Ex-US	Mr. D’Orazio has served in
	Client Service Officer	Client Service Officer	various capacities within
Delaware Investments
Michael E. Dresnin	Vice President/Associate	Vice President/Associate	Mr. Dresnin has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President – Taxation	Mr. Ettinger has served in
various capacities within
Delaware Investments
Richard J. Filip	Vice President/Portfolio	Vice President/Portfolio	Mr. Filip has served in various
	Analyst/Trader-	Analyst/ Trader-	capacities within Delaware
	Convertible and Municipal	Convertible and Municipal	Investments
	Strategies	Strategies
Michelle Finder	Vice President/Senior	Vice President/Senior	Ms. Finder has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within
Delaware Investments
Joseph Fiorilla	Vice President – Trading	Vice President – Trading	Mr. Fiorilla has served in
	Operations	Operations	various capacities within
Delaware Investments
Charles E. Fish	Vice President/Senior	Vice President/Senior	Mr. Fish has served in various
	Equity Trader	Equity Trader	capacities within Delaware
Investments
Clifford M. Fisher	Vice President/Municipal	Vice President/Municipal	Mr. Fisher has served in various
	Credit Analyst	Credit Analyst	capacities within Delaware
Investments
Patrick Foley	Vice President/Director of	Vice President/Director of	Mr. Foley has served in various
	Equity Product	Equity Product	capacities within Delaware
	Management	Management	Investments
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Senior Research	Manager/Senior Research	various capacities within
	Analyst	Analyst	Delaware Investments
Lawrence G. Franko	Vice President/Senior	Vice President/Senior	Mr. Franko has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Eric Frei	Vice President/	Vice President/	Mr. Frei has served in various
	Government and Agency	Government and Agency	capacities within Delaware
	Analyst/Trader	Analyst/Trader	Investments
Michael Friedman	Vice President/Senior	Vice President/Senior	Mr. Friedman has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Mark Frymiare	Vice President/Marketing	Vice President/Marketing	Mr. Frymiare has served in
	Support Services	Support Services	various capacities within
Delaware Investments
Daniel V. Geatens	Vice President/Director of	Vice President/Treasurer	Mr. Geatens has served in
	Financial Administration		various capacities within
Delaware Investments

Vice President/Treasurer –
Optimum Fund Trust

9

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Christopher Gowlland	Vice President/Senior	Vice President/Senior	Mr. Gowlland has served in
	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
David J. Hamilton	Vice President/Credit	Vice President/Credit	Mr. Hamilton has served in
	Research Analyst	Research Analyst	various capacities within
Delaware Investments
Brian Hannon	Vice President/High Yield	Vice President/High Yield	Mr. Hannon has served in
	Trader since April 2013	Trader since April 2013	various capacities within
Delaware Investments
Scott Hastings	Vice President/Senior	Vice President/Senior	Mr. Hastings has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Duane Hewlett	Vice President/Structured	Vice President/Structured	Mr. Hewlett has served in
	Product Analyst/Trader	Product Analyst/Trader	various capacities within
Delaware Investments
J. David Hillmeyer	Vice President/Senior	Vice President/Senior	Mr. Hillmeyer has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Jerel A. Hopkins	Vice President/Associate	Vice President/Associate	Mr. Hopkins has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Chungwei Hsia	Vice President/Emerging	Vice President/Emerging	Mr. Hsia has served in various
	and Developed Markets	and Developed Markets	capacities within Delaware
	Analyst	Analyst	Investments
Cynthia Isom	Vice President/Portfolio	Vice President/Portfolio	Ms. Isom has served in various
	Manager	Manager	capacities within Delaware
Investments
Stephen M. Juszczyszyn	Vice President/ Portfolio	Vice President/Portfolio	Mr. Juszczyszyn has served in
	Manager/Senior	Manager/Senior	various capacities within
	Structured Products	Structured Products	Delaware Investments
	Analyst/Trader	Analyst/Trader
William F. Keelan	Vice President/Senior	Vice President/Senior	Mr. Keelan has served in
	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
Nancy Keenan	Vice President/Domestic	Vice President/Domestic	Ms. Keenan has served in
	Equity, Senior Product	Equity, Senior Product	various capacities within
	Manager	Manager	Delaware Investments
Colleen Kneib	Vice President/Municipal	Vice President/Municipal	Ms. Kneib has served in various
	Credit Analyst	Credit Analyst	capacities within Delaware
Investments
Daniel Ko	Vice President/Senior	Vice President/Senior	Mr. Ko has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments
Anu B. Kothari	Vice President/Senior	Vice President/Senior	Ms. Kothari has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Nikhil G. Lalvani	Vice President/Senior	Vice President/Senior	Mr. Lalvani has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments

10

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Jamie LaScala	Vice President/Global	Vice President/Global	Ms. LaScala has served in
	Equities/Senior Product	Equities/Senior Product	various capacities within
	Manager	Manager	Delaware Investments
Kevin Lam	Vice President/Portfolio	Vice President/Portfolio	Mr. Lam has served in various
	Manager-Fixed Income	Manager - Fixed Income	capacities within Delaware
	Separately Managed	Separately Managed	Investments
	Accounts	Accounts
Steven A. Landis	Vice President/Senior	Vice President/Senior	Mr. Landis has served in
	Portfolio Manager -	Portfolio Manager –	various capacities within
	Emerging Markets Debt	Emerging Markets Debt	Delaware Investments
Anthony A.	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
Lombardi	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Kent Madden	Vice President/Portfolio	Vice President/Portfolio	Mr. Madden has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Andrew McEvoy	Vice President/Trade	Vice President/Trade	Mr. McEvoy has served in
	Settlements	Settlements	various capacities within
Delaware Investments
Kelley McKee	Vice President/Portfolio	Vice President/Portfolio	Ms. McKee has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Carleen Michalski	Vice President/Product	Vice President/Product	Ms. Michalski has served in
	Manager	Manager	various capacities within
Delaware Investments
Saj Moradi	Vice President/Senior	Vice President/Senior	Mr. Moradi has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within
Delaware Investments
Michael S. Morris	Vice President/Senior	Vice President/Senior	Mr. Morris has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Constantine	Vice President/Product	Vice President/Product	Mr. Mylonas has served in
(“Charlie”) Mylonas	Manager (Since June	Manager	various capacities within
	2010)		Delaware Investments
Donald G. Padilla	Vice President/Senior	Vice President/Senior	Mr. Padilla has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Alexendra R. Parson	Vice President/Financial	Vice President/Financial	Ms. Parson has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Will Rainbow	Vice	Vice	Mr. Rainbow has served in
	President/Engagement	President/Engagement	various capacities within
	Strategy & Analytics	Strategy & Analytics	Delaware Investments
Mansur Z. Rasul	Vice President/Head of	Vice President/Head of	Mr. Rasul has served in various
	Emerging Markets Credit	Emerging Markets Credit	capacities within Delaware
	Trading	Trading	Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist	Investment Specialist	capacities within Delaware
Investments
Joseph T. Rogina	Vice President/Senior	Vice President/Senior	Mr. Rogina has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments

11

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Research Analyst	Research Analyst	various capacities within
Delaware Investments
Scott B. Schroeder	Vice President/Investment	Vice President/Investment	Mr. Schroeder has served in
	Grade Corporate Bond	Grade Corporate Bond	various capacities within
	Trader	Trader	Delaware Investments
Brian Scotto	Vice President/	Vice President/	Mr. Scotto has served in various
	Government and Agency	Government and Agency	capacities within Delaware
	Trader	Trader	Investments
Richard D. Seidel	Vice President/Assistant	Vice President/Assistant	Mr. Seidel has served in various
	Controller/Assistant	Controller/Assistant	capacities within Delaware
	Treasurer	Treasurer	Investments
Catherine A. Seklecki	Vice President/Financial	Vice President/Financial	Ms. Seklecki has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Sean M. Simmons	Vice President/	Vice President/	Mr. Simmons has served in
	International Bond Trader	International Bond Trader	various capacities within
Delaware Investments
Barry Slawter	Vice President/Retail	Vice President/Retail	Mr. Slawter has served in
	Marketing & Content	Marketing & Content	various capacities within
	Strategy	Strategy	Delaware Investments
Frank Strenger	Vice President/High Yield	Vice President/High Yield	Mr. Strenger has served in
	Trader	Trader	various capacities within
Delaware Investments
Molly Thompson	Vice President/Senior	Vice President/Senior	Ms. Thompson has served in
	Product Manager,	Product Manager,	various capacities within
	Specialty Products and	Specialty Products and	Delaware Investments
	Solutions	Solutions
Nitin P. Tuteja	Vice President/	Vice President/	Mr. Tuteja has served in various
	Quantitative Analyst	Quantitative Analyst	capacities within Delaware
Investments
John C. Van Roden III	Vice President/Municipal	Vice President/Municipal	Mr. Roden has served in various
	Bond Trader/Head of	Bond Trader/Head of	capacities within Delaware
	Municipal Bond Trading	Municipal Bond Trading	Investments
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	capacities within Delaware
Investments
Nael H. Wahaidi	Vice President/	Vice President/	Mr. Wahaidi has served in
	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
Jeffrey S. Wang	Vice President/Senior	Vice President/Senior	Mr. Wang has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments
Michael G. Wildstein	Vice President/Senior	Vice President/Senior	Mr. Wildstein has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Wei Xiao	Vice President/Senior	Vice President/Senior	Mr. Xiao has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments

12

Item 32.	Principal Underwriters.

(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds and the Optimum Fund Trust.

(b)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management
Delaware Investment Advisers	Limited Partner	None
J. Scott Coleman	President	None
David P. O’Connor	Executive Vice President/ General	Executive Vice President/Strategic
	Counsel	Investment Relationships and
Initiatives/General Counsel
Philip Russo	Executive Vice President	None
Stephen J. Busch	Senior Vice President	Senior Vice President
David F. Connor	Senior Vice President/Secretary	Senior Vice President/Deputy
General Counsel/Secretary
Brian L. Murray, Jr.	Senior Vice President/Chief	Senior Vice President/Chief
	Compliance Officer	Compliance Officer
Marlene D. Petter	Senior Vice President	Senior Vice President
Kurt Phares	Senior Vice President	None
Aiden J. Redmond, Jr.	Senior Vice President	None
Richard Salus	Senior Vice	Senior Vice President/Chief
	President/Controller/Treasurer/	Financial Officer
Financial Operations Principal
Brett D. Wright	Senior Vice President	None
Mathew J. Calabro	Vice President/Deputy Chief	Vice President/Deputy Chief
	Compliance Officer	Compliance Officer
Mary Ellen M. Carrozza	Vice President	Vice President/Client Services
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Michael Dresnin	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Jamie Fox	Vice President	Vice President
Daniel V. Geatens	Vice President	Vice President
John L. Greico	Vice President	None
Robert T. Haenn	Vice President	None
Jerel A. Hopkins	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Rachel Jacobs	Vice President	None
Konstantine C. Mylonas	Vice President	None
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Stephen R. Shamut	Vice President	None
Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Antoinette C. Robbins	Anti-Money Laundering Officer	Anti-Money Laundering Officer

(c)	Not applicable.

13

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities: Delaware Management Company, Delaware Service Company, Inc. and Delaware Distributors, L.P. (2005 Market Street, Philadelphia, PA 19103-7094); BNY Mellon Investment Servicing (US) Inc. (4400 Computer Drive, Westborough, MA 01581-1722); and The Bank of New York Mellon (One Wall Street, New York, NY 10286-0001).

Item 34.	Management Services. None.

Item 35.	Undertakings. Not applicable.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 30th day of December, 2014.

VOYAGEUR MUTUAL FUNDS II

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	December 30, 2014
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	December 30, 2014
Thomas L. Bennett

Joseph W. Chow	*	Trustee	December 30, 2014
Joseph W. Chow

John A. Fry	*	Trustee	December 30, 2014
John A. Fry

Lucinda S. Landreth	*	Trustee	December 30, 2014
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	December 30, 2014
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	December 30, 2014
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	December 30, 2014
Janet L. Yeomans

J. Richard Zecher	*	Trustee	December 30, 2014
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	December 30, 2014
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

15

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Voyageur Mutual Funds II N-1A)

Exhibit No.	Exhibit
EX-99.d.2	Executed Investment Advisory Expense Limitation Letter (December 2014) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of Delaware Tax-Free Colorado Fund

EX-99.e.1.ii	Executed Amendment No. 1 (September 25, 2014) to Schedule I to the Distribution Agreement

EX-99.g.1.i	Executed Amendment (January 1, 2014) to the Mutual Fund Custody and Services Agreement

EX-99.h.1.iii	Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement

EX-99.h.2	Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant

EX-99.h.3	Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant

EX-99.h.3.i	Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement

EX-99.j	Consent of Independent Registered Public Accounting Firm (December 2014)

EX-99.n.1	Amended and Restated Plan under Rule 18f-3 (September 25, 2014)